AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON AUGUST 29, 2005.


                                                             File Nos. 333-63511
                                                                       811-09003
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         Pre-Effective Amendment No.                  [ ]


                        Post-Effective Amendment No. 15               [X]


                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940


                               Amendment No. 16                       [X]


                        (Check Appropriate Box Or Boxes)

                            ------------------------

                         VARIABLE ANNUITY ACCOUNT SEVEN
                           (Exact Name of Registrant)

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ("AIG SUNAMERICA LIFE")
                               (Name of Depositor)

                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
   (Address and Telephone Number of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 871-2000

                            CHRISTINE A. NIXON, ESQ.
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
                     (Name and Address of Agent for Service)


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:


[X]  immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]  on                 pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on [INSERT DATE if applicable] pursuant to paragraph (a)(1) of Rule 485

                          VARIABLE ANNUITY ACCOUNT SEVEN


                              Cross Reference Sheet

                               PART A - PROSPECTUS

Item Number in Form N-4                                      Caption
-----------------------                                      -------
1.  Cover Page .........................................     Cover Page

2.  Definitions ........................................     Glossary

3.  Synopsis ...........................................     Highlights; Fee Tables;
                                                             Portfolio Expenses; Examples

4.  Condensed Financial Information ....................     Appendix - Condensed Financial
                                                             Information

5.  General Description of Registrant,                       The Variable Annuity; Other
    Depositor and Portfolio Companies ..................     Information

6.  Deductions                                               Expenses

7.  General Description of Variable Annuity Contracts ..     The Variable Annuity; Purchasing
                                                             the Variable Annuity Contract;
                                                             Investment Options

8.  Annuity Period .....................................     Income Options

9.  Death Benefit ......................................     Death Benefits

10. Purchases and Contract Value .......................     Purchasing the Variable Annuity
                                                             Contract

11. Redemptions ........................................     Access To Your Money

12. Taxes ..............................................     Taxes

13. Legal Proceedings ..................................     Legal Proceedings

14. Table of Contents of                                     Table of Contents of
    Statement of Additional Information ................     Statement of Additional Information

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

Item Number in Form N-4                                    Caption
-----------------------                                    -------
15.   Cover Page .....................................     Cover Page

16.   Table of Contents ..............................     Table of Contents

17.   General Information and History ................     The Variable Annuity (P); Separate
                                                           Account; General Account (P);
                                                           Investment Options (P);
                                                           Other Information (P)

18.   Services .......................................     Other Information (P)

19.   Purchase of Securities Being Offered ...........     Purchasing the Variable Annuity (P)

20.   Underwriters ...................................     Distribution of Contracts

21.   Calculation of Performance Data ................     Performance Data

22.   Annuity Payments ...............................     Income Options (P); Income Payments;
                                                           Annuity Unit Values

23.   Financial Statements ...........................     Depositor: Other Information (P);
                                                           Financial Statements; Registrant:
                                                           Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                            [THE POLARIS PLUS LOGO]
                                VARIABLE ANNUITY

                                   PROSPECTUS

                                AUGUST 29, 2005




Please read this prospectus carefully         FLEXIBLE PAYMENT GROUP AND INDIVIDUAL DEFERRED ANNUITY
before investing and keep it for              CONTRACTS
future reference. It contains                     issued by
important information about the               AIG SUNAMERICA LIFE ASSURANCE COMPANY
Polaris Plus Variable Annuity.                    in connection with
                                              VARIABLE ANNUITY ACCOUNT SEVEN
To learn more about the annuity               The annuity has several investment choices - both fixed
offered by this prospectus, obtain a          account options and variable investment portfolios listed
copy of the Statement of Additional           below. The fixed account options include market value
Information ("SAI") dated August 29,          adjustment fixed accounts for specified periods of 1, 3, and
2005. The SAI is on file with the             5 years. In addition there are 2 Dollar Cost Averaging
Securities and Exchange Commission            Accounts for 6-month and 1-year periods. The variable
("SEC") and is incorporated by                investment portfolios are part of the Anchor Series Trust
reference into this prospectus. The           ("AST") or the SunAmerica Series Trust ("SST").
Table of Contents of the SAI appears
at the end of this prospectus. For a          STOCKS:
free copy of the SAI, call us at                  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
(800) 445-SUN2 or write to us at our                - Aggressive Growth Portfolio                  SST
Annuity Service Center, P.O. Box                    - "Dogs" of Wall Street Portfolio*             SST
54299, Los Angeles, California
90054-0299.                                       MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
                                                    - Alliance Growth Portfolio                    SST
In addition, the SEC maintains a                    - Global Equities Portfolio                    SST
website (http://www.sec.gov) that                   - Growth-Income Portfolio                      SST
contains the SAI, materials
incorporated by reference and other               MANAGED BY DAVIS ADVISORS
information filed electronically with               - Davis Venture Value Portfolio                SST
the SEC by AIG SunAmerica Life                      - Real Estate Portfolio                        SST
Assurance Company.
                                                  MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY
ANNUITIES INVOLVE RISKS, INCLUDING                  - Federated American Leaders Portfolio*        SST
POSSIBLE LOSS OF PRINCIPAL. ANNUITIES               - Telecom Utility Portfolio                    SST
ARE NOT A DEPOSIT OR OBLIGATION OF,
OR GUARANTEED OR ENDORSED BY, ANY                 FRANKLIN ADVISORY SERVICES, LLC
BANK. THEY ARE NOT FEDERALLY INSURED                - Small Company Value Portfolio                SST
BY THE FEDERAL DEPOSIT INSURANCE
CORPORATION, THE FEDERAL RESERVE                  MANAGED BY U.S. BANCORP ASSET MANAGEMENT, INC.
BOARD OR ANY OTHER AGENCY.                          - Equity Income Portfolio                      SST
                                                    - Equity Index Portfolio                       SST
                                                  MANAGED BY VAN KAMPEN
                                                    - International Diversified Equities Portfolio SST
                                                  MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC
                                                    - Emerging Markets Portfolio                   SST
                                                    - International Growth & Income Portfolio      SST
                                                    - Putnam Growth: Voyager Portfolio             SST
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Capital Appreciation Portfolio               AST
                                                    - Growth Portfolio                             AST
                                              BALANCED:
                                                  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - SunAmerica Balanced Portfolio                SST
                                                  MANAGED BY WM ADVISORS, INC.
                                                    - Asset Allocation Portfolio                   AST
                                              BOND:
                                                  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - High-Yield Bond Portfolio                    SST
                                                  MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
                                                    - Corporate Bond Portfolio                     SST
                                                  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
                                                    - Global Bond Portfolio                        SST
                                                  MANAGED BY VAN KAMPEN
                                                    - Worldwide High Income Portfolio              SST
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Government and Quality Bond Portfolio        AST
                                              CASH:
                                                  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
                                                    - Cash Management Portfolio                    SST
                                              * "Dogs" of Wall Street Portfolio is an equity fund seeking total return and Federated American Leaders Portfolio is an equity fund seeking growth of capital and income.


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                               TABLE OF CONTENTS
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 GLOSSARY.............................................     3

 HIGHLIGHTS...........................................     4

 FEE TABLES...........................................     5
 Maximum Owner Transaction Expenses...................     5
 Contract Maintenance Fee.............................     5
 Separate Account Annual Expenses.....................     5
 Additional Optional Feature Fee......................     5
 Portfolio Expenses...................................     5

 MAXIMUM AND MINIMUM EXPENSE EXAMPLES.................     6

 THE POLARIS PLUS VARIABLE ANNUITY....................     7

 PURCHASING A POLARIS PLUS VARIABLE ANNUITY...........     7
 Allocation of Purchase Payments......................     8
 Accumulation Units...................................     8
 Right to Cancel......................................     8
 Exchange Offers......................................     8

 INVESTMENT OPTIONS...................................     9
 Variable Portfolios..................................     9
     Anchor Series Trust..............................     9
     SunAmerica Series Trust..........................     9
 Fixed Account Options................................     9
 Dollar Cost Averaging Fixed Accounts.................    10
 Transfers During the Accumulation Phase..............    10
 Transfers Policies...................................    11
 Dollar Cost Averaging Program........................    12
 Asset Allocation Rebalancing.........................    12
 Voting Rights........................................    13
 Substitution.........................................    13

 ACCESS TO YOUR MONEY.................................    13
 Withdrawal Restrictions..............................    13
 Texas Optional Retirement Program....................    14
 Systematic Withdrawal Program........................    14
 Loans................................................    14
 Free Withdrawal Amount...............................    14
 Minimum Contract Value...............................    14

 DEATH BENEFIT........................................    14

 EXPENSES.............................................    15
 Separate Account Charges.............................    15
 Withdrawal Charges...................................    15
 Exceptions to Withdrawal Charge......................    16
 Investment Charges...................................    16
 Transfer Fee.........................................    16
 Premium Tax..........................................    16
 Income Taxes.........................................    16
 Reduction or Elimination of Charges and Expenses, and
   Additional Amounts Credited........................    16
 INCOME OPTIONS.......................................    16
 Annuity Date.........................................    16
 Income Options.......................................    17
 Fixed or Variable Income Payments....................    17
 Income Payments......................................    17
 Transfers During the Income Phase....................    18
 Deferment of Payments................................    18
 The Income Protector.................................    18

 TAXES................................................    20
 Annuity Contracts in General.........................    20
 Tax Treatment of Distributions -
   Non-Qualified Contracts............................    20
 Tax Treatment of Distributions -
   Qualified Contracts................................    20
 Minimum Distributions................................    21
 Tax Treatment of Death Benefits......................    21
 Contracts Owned by a Trust or Corporation............    22
 Gifts, Pledges and/or Assignments of a Contract......    22
 Diversification and Investor Control.................    22

 OTHER INFORMATION....................................    22
 The Separate Account.................................    22
 The General Account..................................    22
 Registration Statements..............................    23
 Payments in Connection with Distribution of the          23
   Contract...........................................
 Administration.......................................    23
 Legal Proceedings....................................    24
 Financial Statements.................................    24

 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
 INFORMATION..........................................    25

 APPENDIX A -- MARKET VALUE ADJUSTMENT................   A-1

 APPENDIX B -- CONDENSED FINANCIAL INFORMATION........   B-1

 APPENDIX C -- HYPOTHETICAL EXAMPLE OF THE OPERATION
   OF THE INCOME PROTECTOR............................   C-1

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                                    GLOSSARY
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We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your Contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your Contract during the Accumulation Phase.

ANNUITANT(S) - The person(s) on whose life (lives) we base annuity payments. For a Contract issued pursuant to IRC Section 403(b), the Participant must be the Annuitant. Under an IRA the owner is always the Annuitant.

ANNUITY DATE - The date on which annuity payments are to begin, as selected by you.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity payments you receive from the variable portion of your Contract during the Income Phase.

BENEFICIARY (IES) - The person(s) designated to receive any benefits under the Contract if you or the Annuitant dies.

COMPANY - AIG SunAmerica Life Assurance Company, AIG SunAmerica Life, we, us, or our, the insurer that issues this Contract.

CONTRACT - The variable annuity contract issued by AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life"). This includes any applicable group master contract, certificate and endorsement.

CONTRACTHOLDER - The party named as the Contractholder on the annuity Contract issued by AIG SunAmerica Life. The Contractholder may be an Employer, a retirement plan trust, an association or any other entity allowed under the law.

EMPLOYER - The organization specified in the Contract which offers the Plan to its employees.

ERISA - Employee Retirement Income Security Act of 1974 (as amended).


FIXED ACCOUNT - An account, if available, that we offer in which you may invest money and earn fixed rates of return.


INCOME PHASE - The period during which we make annuity payments to you.

IRA - An Individual Retirement Annuity qualified under and issued in accordance with the provisions of Section 408(b) of the IRC.

IRC - The Internal Revenue Code of 1986, as amended, and all regulations thereto.

IRS - The Internal Revenue Service.

NON-QUALIFIED (CONTRACT) - A Contract purchased with after-tax dollars. In general, these Contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

PARTICIPANT - An employee or other person affiliated with the Contractholder on whose behalf an account is maintained under the terms of the Contract.

PLAN - A retirement program offered by an Employer to its employees for which a Contract is used to accumulate funds which may or may not be regulated by ERISA.

PURCHASE PAYMENTS - The money you give us to buy the Contract, as well as any additional money you give us to invest in the Contract after you own it.

QUALIFIED (CONTRACT) - A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program or IRA.


SEPARATE ACCOUNT - A segregated asset account maintained separately from the Company's regular portfolio of investment and general accounts. The Separate Account is established by the Company to purchase and hold the Variable Portfolios.


TRUSTS - Refers to the Anchor Series Trust and the SunAmerica Series Trust collectively.

TSA - A tax sheltered annuity qualified under and issued in accordance with the provisions of Section 403(b) of the IRC.


UNDERLYING FUND - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.


VARIABLE PORTFOLIO(S) - The variable investment options available under the Contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the Anchor Series Trust or the SunAmerica Series Trust. The underlying investment portfolios are referred to as "Underlying Funds."

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                                   HIGHLIGHTS
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The Polaris Plus Variable Annuity is a Contract between you and AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life"). It is designed primarily for IRC 403(b) and IRA Contract investments to help you meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the Contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your Contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

FREE LOOK: If you cancel your Contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the Contract without charging a withdrawal charge. You will receive whatever your Contract is worth on the day that we receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A POLARIS PLUS VARIABLE ANNUITY in the prospectus.


EXPENSES: There are fees and charges associated with the Contract. We deduct separate account charges, which equal a maximum of 1.25% annually of the average daily value of your Contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the Contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment, depending on your employment status at the time the Contract is issued. The maximum amount of the withdrawal charge declines over five or six years. After a Purchase Payment has been in the Contract for six complete years, or five complete years if you were separated from service at the time the Contract was issued, withdrawal charges no longer apply to that Purchase Payment. Please see the FEE TABLE, PURCHASING A POLARIS PLUS VARIABLE ANNUITY and EXPENSES in the prospectus.


ACCESS TO YOUR MONEY: You may withdraw money from your Contract during the Accumulation Phase, however, withdrawal restrictions may apply. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase may be considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the Contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.

INQUIRIES: If you have questions about your Contract call your financial representative or contact us at AIG SunAmerica Life Assurance Company Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2.


THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS AND PROGRAMS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.



IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY, SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT SECTION UNDER OTHER INFORMATION.



PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

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                                   FEE TABLES
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THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME YOU TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.


MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES (AS A PERCENTAGE OF EACH PURCHASE
PAYMENT)(1).................................................  6%

TRANSFER FEE................................................  None


THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND FEES AND EXPENSES.


CONTRACT MAINTENANCE FEE
    None

SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted daily as a percentage of your average daily net asset value)

    Mortality and Expense Risk Fees.......................  1.10%
    Distribution Expense Fee..............................  0.15%
                                                            -----
      TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES..............  1.25%
                                                            =====

ADDITIONAL OPTIONAL FEATURE FEE

    The Income Protector is optional and, if elected, the fee is deducted annually from your contract value. You may elect either Income Protector feature described below.


  OPTIONAL INCOME PROTECTOR FEE
 (CALCULATED AS A PERCENTAGE OF YOUR CONTRACT VALUE ON THE DATE OF YOUR EFFECTIVE ENROLLMENT IN THE PROGRAM AND THEN EACH SUBSEQUENT CONTRACT ANNIVERSARY, PLUS PURCHASE PAYMENTS MADE SINCE THE PRIOR CONTRACT ANNIVERSARY, LESS PROPORTIONAL WITHDRAWALS, AND FEES AND CHARGES APPLICABLE TO THOSE WITHDRAWALS)

                                                ANNUAL FEE AS A % OF YOUR
   OPTION                         GROWTH RATE    INCOME BENEFIT BASE(2)
   ------                         -----------   -------------------------
   Income Protector Plus........     3.25%                0.15%
   Income Protector Max.........     5.25%                0.30%

FOOTNOTES TO THE FEE TABLE:

  (1) Withdrawal Charge Schedule (as a percentage of each Purchase Payment)

   YEARS:......................................................   1    2    3    4    5    6   7+
   Schedule A*.................................................  6%   6%   5%   5%   4%   0%   0%
   Schedule B**................................................  6%   6%   5%   5%   4%   4%   0%

    * This Withdrawal Charge Schedule applies to participants who are separated from service at the time of Contract issue. See
      EXPENSES below.

   ** This Withdrawal Charge Schedule applies to all other participants.

  (2) The fee is deducted from your Contract value annually.


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS BEFORE ANY WAIVERS OR REIMBURSEMENTS. MORE DETAIL CONCERNING THE TRUSTS' FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


                               PORTFOLIO EXPENSES


           TOTAL ANNUAL TRUST OPERATING EXPENSES              MINIMUM   MAXIMUM
           -------------------------------------              -------   -------
(expenses that are deducted from underlying funds of the
Trusts, including management fees, other expenses and 12b-1
fees, if applicable)........................................   0.56%     2.00%

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
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These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include owner transaction expenses, Contract maintenance fees, separate account annual expenses, fees for optional features and expenses of the underlying funds of the Trusts.



The Examples assume that you invest $10,000 in the Contract for the time periods indicated; that your investment has a 5% return each year; and that the maximum and minimum fees and expenses of the underlying funds are reflected. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:


MAXIMUM EXPENSE EXAMPLES

(ASSUMING MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSE OF 1.25% AND INVESTMENT IN THE UNDERLYING FUND WITH TOTAL EXPENSES OF 2.00%)


(1) If you surrender your Contract at the end of the applicable time period and you elect the optional Income Protector Max (0.30%) feature:

    1 YEAR   3 YEARS   5 YEARS   10 YEARS
    -------------------------------------
    -------------------------------------
     $958    $1,588    $2,240     $3,818
    -------------------------------------
    -------------------------------------


(2) If you annuitize your Contract:


    1 YEAR   3 YEARS   5 YEARS   10 YEARS
    -------------------------------------
    -------------------------------------
     $328    $1,001    $1,698     $3,549
    -------------------------------------
    -------------------------------------

(3) If you do not surrender your Contract and you elect the optional Income Protector Max (0.30%) feature:

    1 YEAR   3 YEARS   5 YEARS   10 YEARS
    -------------------------------------
    -------------------------------------
     $358    $1,088    $1,840     $3,818
    -------------------------------------
    -------------------------------------

MINIMUM EXPENSE EXAMPLES

(ASSUMING MINIMUM SEPARATE ACCOUNT ANNUAL EXPENSE OF 1.25% AND INVESTMENT IN THE UNDERLYING FUND WITH TOTAL EXPENSES OF 0.56%)


(1) If you surrender your Contract at the end of the applicable time period and you do not elect any optional features:

    1 YEAR   3 YEARS   5 YEARS   10 YEARS
    -------------------------------------
    -------------------------------------
     $784    $1,069    $1,380     $2,127
    -------------------------------------
    -------------------------------------


(2) If you annuitize your Contract:


    1 YEAR   3 YEARS   5 YEARS   10 YEARS
    -------------------------------------
    -------------------------------------
     $184     $569      $980      $2,127
    -------------------------------------
    -------------------------------------

(3) If you do not surrender your Contract and you do not elect any optional features:

    1 YEAR   3 YEARS   5 YEARS   10 YEARS
    -------------------------------------
    -------------------------------------
     $184     $569      $980      $2,127
    -------------------------------------
    -------------------------------------

EXPLANATION OF FEE TABLES AND EXAMPLES


1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the Contract. The tables represent both fees at the separate account level as well as total annual underlying fund operating expenses. Additional information on the portfolio company fees can be found in the accompanying Trust prospectuses.


2. In addition to the stated assumptions, the Examples also assume separate account expenses as indicated and that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Examples.


3. Examples reflecting application of optional features and benefits use the highest fees and charges at which those features are being offered. The fee for the Income Protector feature is not calculated as a percentage of your daily net asset value but on other calculations more fully described in the prospectus.



4. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


   CONDENSED FINANCIAL INFORMATION APPEARS IN APPENDIX B OF THIS PROSPECTUS.

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                       THE POLARIS PLUS VARIABLE ANNUITY
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We issue the Polaris Plus variable annuity to certain groups and/or individuals which qualify to purchase Contracts to fund their Tax Sheltered Annuity ("TSA") pursuant to Section 403(b) of the Internal Revenue Code ("IRC") or IRA retirement savings investments pursuant to Section 408(b) of the IRC. For TSA Contracts, the Contract may be issued to a group Contractholder (usually your employer or plan trustee) for the benefit of the Participants in the group (you and other employees in the group).

As a Participant under a group Contract you will receive a certificate which explains your rights under the Contract. In certain situations an individual Contract will be issued directly to you.

A TSA Polaris Plus participant may choose to convert their 403(b) to an IRA if they separate from service. Generally, all of the same features, charges and benefits will apply to a Contract converted to an IRA, as was applicable to a participant's TSA, so long as no conflict arises with the appropriate provisions of the IRC. We will only specifically address IRAs in this Prospectus to the extent that applicable IRC provisions and/or any other state or federal laws, require different treatment.

Generally, an annuity is a Contract between you and an insurance company. For Plans governed by Employee Retirement Income Security Act of 1974 ("ERISA"), the Contract may be owned by Plan Sponsor, Trustee or some other employee association. Your retirement plan allows you to invest money on which you have not already paid taxes and your earnings grow tax deferred. In addition, funding that Plan with a variable annuity provides certain benefits. You should decide whether the benefits are right for you. Among other features the Contract offers:

     - Investment Options: Various investment options available in one Contract, including both variable and fixed-rate investing.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: You receive a stream of income for your lifetime if elected, or another available period you select.

We developed this variable annuity to help you contribute to your retirement savings. Your contributions may come from payroll deductions arranged through your employer for TSAs. Contracts may also be funded by direct transfers or direct rollovers from other retirement savings plans. Existing Polaris Plus 403(b) Contracts may be converted to an IRA upon a separation from service. Additionally, those IRA Contract holders may make on-going contributions subject to restrictions set forth in the IRC.


This Contract has two stages, the Accumulation Phase and the Income Phase. Your Contract is in the Accumulation Phase when you make payments into the Contract. During the Accumulation Phase, generally you have the advantage of making Purchase Payments before paying taxes on the contributions. In addition, as a function of IRC provisions, taxes on your earnings are deferred until withdrawal. The Income Phase begins when you request that we start making income payments to you out of the money accumulated in your Contract.

The Contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance which vary with market conditions. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your Contract depends on the performance of the Variable Portfolios in which you invest.

The Contract may offer fixed account options for varying time periods (which also may be limited by any applicable Plan). Fixed account options earn interest at a rate set and guaranteed by AIG SunAmerica Life. If you allocate money to the fixed account options, the amount of money that accumulates in the Contract depends on the total interest credited to the particular fixed account option(s) in which you are invested.

For more information on investment options available under this Contract SEE INVESTMENT OPTIONS BELOW.

AIG SunAmerica Life is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. AIG SunAmerica Life is an indirect, wholly owned subsidiary of American International Group, Inc., a Delaware Corporation.
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                   PURCHASING A POLARIS PLUS VARIABLE ANNUITY
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A Purchase Payment is the money you give us to buy a Contract. Any additional money you give us to invest in your Contract after purchase is a subsequent Purchase Payment. You make payments into your Contract in two ways:

- salary reduction contributions, arranged through your employer; and/or

- direct transfer or direct rollover from an existing retirement plan.

If you enter into a salary reduction agreement with your employer to make Purchase Payments, there is no minimum initial payment. If you do not establish such a salary reduction agreement, and only contribute through direct transfer or direct rollover, the minimum initial Purchase Payment is $2,000.

We reserve the right to require company approval prior to accepting Purchase Payments greater than $1,000,000. For Contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. Subsequent Purchase Payments that would cause total Purchase Payments in all Contracts issued by the Company and First SunAmerica Life

Insurance Company, an affiliate of the Company, to the same owner to exceed these limits may also be subject to company pre-approval. We reserve the right to change the amount at which pre-approval is required, at any time.

In general, we will not issue you a TSA or IRA Contract if you are age 70 1/2 or older, unless you certify that the minimum distributions required by the IRC are being made. Upon proof satisfactory to us that minimum distribution requirements are being satisfied or are not yet required, we may issue you a Contract prior to your reaching age 80. If we discover a misstatement of age, we reserve the right to fully pursue our remedies including termination of the Contract and/or revocation of any age-driven benefits.

You may assign this Contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this Contract will be subject to the assignment. WE RESERVE THE RIGHT TO NOT RECOGNIZE ASSIGNMENTS IF IT CHANGES THE RISK PROFILE OF THE OWNER OF THE CONTRACT, AS DETERMINED IN OUR SOLE DISCRETION. Please see the Statement of Additional Information for details on the tax consequences of an assignment.

ALLOCATION OF PURCHASE PAYMENTS

We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your last allocation instructions. SEE INVESTMENTS OPTIONS BELOW.

In order to issue your Contract, we must receive your completed enrollment form, and/or Purchase Payment allocation instructions and any other required paper work at our principal place of business. We allocate your initial Purchase Payment within two days of receiving it. If we do not have the complete information necessary to issue your Contract, we will contact you. If we do not have the information necessary to issue your Contract within 5 business days we will:

     - Send your money back to you, or;

     - Ask your permission to keep your money until we get the information necessary to issue the Contract.

ACCUMULATION UNITS

The value of the variable portion of your Contract will go up and down dependent on the investment performance of the Variable Portfolios you choose. When you allocate a Purchase Payment to the Variable Portfolios, we credit your Contract with Accumulation Units. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before 1:00 p.m. Pacific Time, or on the next business day's unit value if we receive it after 1:00 p.m. Pacific Time. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.
We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open, as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable Contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

When you make a Purchase Payment, we credit your Contract with Accumulation Units. We determine the number of Accumulation Units credited by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your Contract on Wednesday night with 2252.25 Accumulation Units for the Global Bond Portfolio.

Performance of the Variable Portfolios in which you are invested and the insurance charges and expenses under your Contract affect your Accumulation Unit values. These factors may cause the value of your Contract to go up or down.

RIGHT TO CANCEL

You may cancel your Contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the Contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. We will refund to you the value of your Contract on the day we receive your request. The amount refunded to you may be more or less than the amount you originally invested.

Certain states (and all Contracts issued as IRAs) require us to return your Purchase Payments upon a free look request. With respect to those Contracts, we reserve the right to put your money in the Cash Management Portfolio option during the free look period. If you cancel your Contract during the free look period, generally, we return your Purchase Payments or the value of your Contract, whichever is larger. At the end of the free look period, we reallocate your money according to your instructions.

EXCHANGE OFFERS

From time to time, we may offer to allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with more current features and benefits, also issued by the Company or one of its affiliates. Such an Exchange Offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such Exchange Offer at the time the offer is made.
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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS

The Variable Portfolios invest in shares of the Anchor Series Trust and the SunAmerica Series Trust (the "Trusts"). Additional Variable Portfolios may be available in the future. These Portfolios are only available through the purchase of certain insurance Contracts. The Trusts serve as the underlying investment vehicles for other variable annuity Contracts issued by AIG SunAmerica Life, and other affiliated and unaffiliated insurance companies. Neither AIG SunAmerica Life nor the Trusts believe that offering shares of the Trusts in this manner is disadvantageous to you. The fund's management monitors the Trusts for any conflicts between Contract owners. Other funds may be available through the Trusts which are not available for investment under your Contract.

The Variable Portfolios along with their respective subadvisers are listed below:

     ANCHOR SERIES TRUST - CLASS 1

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust Portfolios. Anchor Series Trust ("AST") has investment portfolios in addition to those listed below which are not available for investment under the Contract.

     SUNAMERICA SERIES TRUST - CLASS 1

Various subadvisers provide investment advice for the SunAmerica Series Trust Portfolios. SunAmerica Series Trust ("SST") has investment portfolios in addition to those listed below which are not available for investment under the Contract.

STOCKS:

  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
       - Aggressive Growth Portfolio                                         SST
       - "Dogs" of Wall Street Portfolio*                                    SST

  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.

       - Alliance Growth Portfolio                                           SST
       - Global Equities Portfolio                                           SST
       - Growth-Income Portfolio                                             SST

  MANAGED BY DAVIS ADVISORS
       - Davis Venture Value Portfolio                                       SST
       - Real Estate Portfolio                                               SST

  MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY
       - Federated American Leaders Portfolio*                               SST
       - Telecom Utility Portfolio                                           SST

  MANAGED BY FRANKLIN ADVISORY SERVICES, LLC
       - Small Company Value Portfolio                                       SST

  MANAGED BY U.S. BANCORP ASSET MANAGEMENT, INC.
       - Equity Income Portfolio                                             SST
       - Equity Index Portfolio                                              SST

  MANAGED BY VAN KAMPEN
       - International Diversified Equities Portfolio                        SST

  MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC
       - Emerging Markets Portfolio                                          SST
       - International Growth & Income Portfolio                             SST
       - Putnam Growth: Voyager Portfolio                                    SST

  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
       - Capital Appreciation Portfolio                                      AST
       - Growth Portfolio                                                    AST
BALANCED:

  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
       - SunAmerica Balanced Portfolio                                       SST

  MANAGED BY WM ADVISORS, INC.
       - Asset Allocation Portfolio                                          AST
BOND:

  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
       - High-Yield Bond Portfolio                                           SST

  MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
       - Corporate Bond Portfolio                                            SST

  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
       - Global Bond Portfolio                                               SST

  MANAGED BY VAN KAMPEN
       - Worldwide High Income Portfolio                                     SST

  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
       - Government and Quality Bond Portfolio                               AST
CASH:

  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
       - Cash Management Portfolio                                           SST

* "Dogs" of Wall Street Portfolio is an equity fund seeking total return and Federated American Leaders Portfolio is an equity fund seeking growth of capital and income.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

If applicable, your Plan may limit the Variable Portfolios available under your Contract.

FIXED ACCOUNT OPTIONS

Your Contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or Contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates, as noted below. We guarantee the interest rate credited to amounts allocated to any available FAGP and that the rate will never be less than the minimum guaranteed interest rate as specified in your Contract. Once established, the rates for specified payments do not change during the guarantee period. We determine the FAGPs offered at any time in our sole discretion and we reserve the right to change the FAGPs that we make available at any time, unless state law requires us to do otherwise. Please check with your financial representative to learn if any FAGPs are currently offered.

There are three interest rate scenarios for money allocated to the FAGPs. Each of these rates may differ from one another. Once declared, the applicable rate is guaranteed until the corresponding guarantee period expires. Under each scenario your money may be credited a different rate of interest as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a FAGP.

     - Current Rate: The rate credited to any portion of the subsequent Purchase Payments allocated to a FAGP.

     - Renewal Rate: The rate credited to money transferred from a FAGP or a Variable Portfolio into a FAGP and to money remaining in a FAGP after expiration of a guarantee period.

When a FAGP ends, you may leave your money in the same FAGP or you may reallocate your money to another FAGP or to the Variable Portfolios. If you want to reallocate your money, you must contact us within 30 days after the end of the current interest guarantee period and instruct us as to where you would like the money invested. We do not contact you. If we do not hear from you, your money will remain in the same FAGP where it will earn interest at the renewal rate then in effect for that FAGP.

If you take money out of an available multi-year FAGP, before the end of the guarantee period, we make an adjustment to your Contract. We refer to the adjustment as a market value adjustment ("MVA"). The MVA reflects any difference in the interest rate environment between the time you place your money in the FAGP and the time when you withdraw or transfer that money. This adjustment can increase or decrease your Contract value. Generally, if interest rates drop between the time you put your money into a FAGP and the time you take it out, we credit a positive adjustment to your Contract. Conversely, if interest rates increase during the same period, we post a negative adjustment to your Contract. However, the market value adjustment will never result in your earning less than 3% annually in any particular FAGP. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA. APPENDIX A SHOWS HOW WE CALCULATE AND APPLY THE MVA.

If available, you may systematically transfer interest in available FAGPs into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

All FAGPs may not be available in all states. We reserve the right to refuse any Purchase Payment to available FAGPs if we are crediting a rate equal to the minimum guaranteed interest rate specified in your Contract. We may also offer the specific Dollar Cost Averaging Fixed Accounts ("DCAFA"). The rules, restrictions and operation of the DCAFAs may differ from the standard FAGPs described above, please see DOLLAR COST AVERAGING PROGRAM BELOW for more details.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial rollover Purchase Payments in the DCAFAs, if available. The minimum Purchase Payment that you must invest for the 6-month DCAFA is $600 and $1,200 for the 12-month DCAFA, if such accounts are available. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios ("target account(s)") according to your instructions to us or your current allocation instruction on file. DCAFAs also credit a fixed rate of interest but are specifically designed to facilitate a dollar cost averaging program. Interest is credited to amounts allocated to the DCAFAs while your investment is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCAFA may differ from those applicable to any available FAGPs but will never be less than the minimum annual guaranteed interest rate as specified in your Contract. However, when using a DCAFA the annual interest rate is paid on a declining balance as you systematically transfer your investment to the Variable Portfolios. Therefore, the actual effective yield will be less than the annual crediting rate. We determine the DCAFAs offered at any time in our sole discretion and we reserve the right to change to DCAFAs that we make available at any time, unless state law requires us to do otherwise. See DOLLAR COST AVERAGING PROGRAM BELOW for more information.

TRANSFERS DURING THE ACCUMULATION PHASE


Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Account options by telephone or through the Company's website (http://www.aigsunamerica.com) or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543, otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we follow procedures we have adopted to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.



Any transfer request will be priced as of the day it is confirmed in good order by us if the request is processed before Market Close. If the transfer request is processed after Market Close, the request will be priced as of the next business day.



Funds already in your contract cannot be transferred into the DCA Fixed Accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

TRANSFER POLICIES



We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of an Underlying Fund. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund and/or (2) increased brokerage and administrative costs due to forced and unplanned fund turnover; both of which may dilute the value of the shares in the Underlying Fund and reduce value for all investors in the Variable Portfolio. In addition to negatively impacting the contract owner, a reduction in contract value may also be harmful to annuitants and/or beneficiaries.



We have adopted the following administrative procedures to discourage Short-Term Trading.



All transfer request in excess of 15 transfers per contract year must be submitted in writing by United States Postal Service first-class mail ("U.S. Mail") until your next contract anniversary ("Standard U.S. Mail Policy"). We will not accept transfer requests sent by any other medium except U.S. Mail until your next contract anniversary. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts and contracts utilizing third party asset allocation services as described below.



We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading and we do not conduct any additional routine monitoring. However, we may become aware of transfer patterns among the Variable Portfolios and/or available Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity cannot be controlled by the Standard U.S. Mail Policy, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we also reserve the right to evaluate, in our sole discretion, whether to impose further limits on the number and frequency of transfers you can make, impose minimum holding periods and/or reject any transfer request or terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right to not accept transfers from a third party acting for you and not to accept preauthorized transfer forms.



Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject or impose other conditions on transfer privileges include:



     (1) the number of transfers made in a defined period;



     (2) the dollar amount of the transfer;



     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;



     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;



     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies; and/or



     (6) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading.



Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations. We cannot guarantee that we will detect and/or deter all Short-Term Trading. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. You should be aware that the design of our administrative procedures involves inherently subjective decisions, which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.



The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services performing asset allocation services for a number of contract owners at the same time except for purposes of calculating the number of transfers for the

Standard U.S. Mail Policy. A calendar year will be used (instead of a contract year) for these contracts. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks to Short-Term Trading and negatively impact the Variable Portfolios as described above.



Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.



WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.



For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.


DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage of portfolio value from any Variable Portfolio or available fixed account ("source account") to any other Variable Portfolio ("target account"). Transfers may occur on certain periodic schedules, such as weekly or monthly. You may change the frequency to other available options at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed accounts are not available as target accounts for the DCA program. There is not charge for participating in the program.

In addition to using the Variable Portfolios or the available fixed accounts as the source account for the DCA program, you may also use the DCAFAs, which are exclusively offered to facilitate this program. The DCAFAs only accept new Purchase Payments. You cannot transfer money already in your Contract into a DCAFA. If you allocate new Purchase Payments into a DCAFA, we transfer all the money you allocated to the DCAFA into the selected Variable Portfolios over the selected time period at an offered frequency of your choosing. You cannot change the particular DCAFA or the frequency of the transfers once selected. The minimum Purchase Payment that you must invest for the 6-month DCAFA is $600 and $1,200 for the 12-month DCAFA, if such accounts are available. Purchase Payments less than these minimum amounts will automatically be allocated to the target account(s) according to your instructions to us or your current allocation instruction on file.

You may terminate your DCA program at any time. If money remains in a DCAFA, we transfer the remaining money into the 1-year MVA fixed account.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you participate in the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

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                ACCUMULATION      UNITS
   QUARTER          UNIT        PURCHASED
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      1            $ 7.50          100
      2            $ 5.00          150
      3            $10.00           75
      4            $ 7.50          100
      5            $ 5.00          150
      6            $ 7.50          100
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     You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING

Earnings in your Contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing program addresses this situation. At your election, we periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. You request quarterly, semi-annual or annual rebalancing. There is no charge for participating in the Asset Allocation Rebalancing Program.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, we would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

VOTING RIGHTS

AIG SunAmerica Life is the legal owner of the Trusts' shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION

We may amend your Contract due to changes to the Variable Portfolios offered under your Contract. For example, we may offer new Variable Portfolios, delete Variable Portfolios, or stop accepting allocations and/or investments in a particular Variable Portfolio. We may move assets and re-direct future premium allocations from one Variable Portfolio to another if we receive investor approval through a proxy vote or SEC approval for a fund substitution. This would occur if a Variable Portfolio is no longer an appropriate investment for the Contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Portfolio offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your Variable Portfolio choices.

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                              ACCESS TO YOUR MONEY
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You can access money in your Contract in three ways:

     - by receiving income payments during the Income Phase, SEE INCOME OPTIONS BELOW;

     - by taking a loan in accordance with the provisions of your Plan and/or this Contract (TSA only); or

     - subject to the restrictions described below, by making a partial or total withdrawal.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of Contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.

We may deduct a withdrawal charge applicable to any total or partial withdrawal, and a market value adjustment if a total or partial withdrawal comes from the 1, 3 or 5 year MVA fixed accounts unless the withdrawal qualifies for withdrawal charge exception. SEE INVESTMENT OPTIONS AND EXPENSES BELOW.

We may establish certain minimum withdrawal amounts or require that a minimum amount remain in a Variable Portfolio upon withdrawal. Please consult the Annuity Service Center for additional information. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and each fixed account option in which you are invested.

WITHDRAWAL RESTRICTIONS

Withdrawals under Section 403(b) Contracts are subject to the limitations under
Section 403(b)(11) of the IRC and any applicable Plan document. Section 403(b) provides that salary reduction contributions deposited and earnings credited on any salary reduction contributions after December 31, 1988 may only be withdrawn upon (1) death; (2) disability; (3) reaching age 59 1/2; (4) separation from service; or (5) occurrence of a hardship. Amounts accumulated in one Section 403(b)(1) Contract may be transferred to another Section 403(b)(1) Contract or
Section 403(b)(7) custodial account without a penalty under the IRC. Amounts accumulated in a Section 403(b)(7) custodial account and deposited in a Contract will be subject to the same withdrawal restrictions as are applicable to post-1988 salary reduction contributions. For more information on these provisions. SEE TAXES BELOW.

If your Plan is subject to Title I of ERISA, your withdrawal request must be authorized by the Contractholder on your behalf. All withdrawal requests will require the Contractholder's written authorization and written documentation specifying the portion of your Contract value which is available for distribution to you.

If your Plan is not subject to Title I of ERISA and you own a TSA, you must certify to AIG SunAmerica Life that, one of the events listed in the IRC has occurred (and provide supporting information, if requested) and that AIG

SunAmerica Life may rely on such representation in granting such a withdrawal request. The above does not apply to transfers to other Qualified investment alternatives. SEE TAXES BELOW. You should consult your tax adviser as well as review the provisions of any applicable Plan before requesting a withdrawal.

In addition to the restrictions noted above, a Plan may contain additional withdrawal or transfer restrictions.

Early withdrawals from a TSA or IRA, as defined under Section 72(q) and 72(t) of the IRC, may be subject to 10% penalty tax.

TEXAS OPTIONAL RETIREMENT PROGRAM

If you participate in the Texas Optional Retirement Program ("ORP") you must obtain a certificate of termination from your employer before you can redeem your Contract. We impose this requirement on you because the Texas Attorney General ruled that participants in ORP may redeem their Contract only upon termination of their employment by Texas public institutions of higher education, or upon retirement death or total disability.

SYSTEMATIC WITHDRAWAL PROGRAM

If you elect and the terms of any applicable Plan and/or the IRC allow, then we use money in your Contract to pay your monthly, quarterly, semiannual or annual payments during the Accumulation Phase. Electronic transfer of these funds to your bank account is also available. However, any such payments you elect to receive are subject to all applicable withdrawal charges, market value adjustments, income taxes, tax penalties and other withdrawal restrictions affecting your Contract. The minimum amount of each withdrawal is $50. There must be a least $500 remaining in your Contract at all times. Withdrawals may be taxable and a 10% IRS tax penalty may apply if you are under age 59 1/2 at the time of withdrawal. There is no additional charge for participating in this program.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

WITHDRAWAL CHARGES, MARKET VALUE ADJUSTMENTS, INCOME TAXES, TAX PENALTIES AND CERTAIN WITHDRAWAL RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE, INCLUDING SYSTEMATIC WITHDRAWALS.

LOANS

If you own a TSA and, if applicable, your Plan permits, you may take a loan from your Contract during the Accumulation Period. You may apply for a loan under the Contract by completing a loan application available from AIG SunAmerica Life. Loans are secured by a portion of your Contract Value. More information about loans, including interest rates, restrictions, terms of repayment and applicable fees and charges is available in the Certificate, the Endorsement and the Loan Agreement as well as from AIG SunAmerica Life's Annuity Service Center.

FREE WITHDRAWAL AMOUNT

If your Contract is subject to withdrawal charge schedule A, you may be able to withdraw 15% of your Purchase Payments each Contract year, free of a contractual withdrawal charge. The amount available for free withdrawal each year is reduced by the amount of any Purchase Payment previously withdrawn in that Contract year. However, upon a full surrender of your Contract, any previous free withdrawals would be subject to a surrender charge, if any is applicable at the time of surrender (except in the State of Washington).

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your Contract if both of the following occur: (1) your Contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the Contract's remaining value to you.

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                                 DEATH BENEFIT
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If you should die during the Accumulation Phase of your Contract, we pay a death benefit to your Beneficiary. For Contracts issued on or after November 24, 2003, the death benefit (unless limited by your Plan) equals the greater of:

     1. Total Purchase Payments reduced by the amount of any loan(s) outstanding plus accrued interest and reduced for withdrawals (and any fees and charges applicable to those withdrawals) in the same proportion that each withdrawal reduced Contract Value on the date of the withdrawal as calculated at the time we receive satisfactory proof of death, or;

     2. Contract Value at the time we receive satisfactory proof of death and all required paperwork.

For information on death benefits included in Contracts issued before November 24, 2003 please see the Statement of Additional Information.

We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase your Beneficiary receives any remaining guaranteed income payments (or a portion thereof) in accordance with the income option you selected. SEE INCOME OPTIONS BELOW.

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable

Beneficiary designation. Plans subject to Title 1 of ERISA may impose additional restrictions on beneficiary designation which are discussed in the Beneficiary Designation Form.

We calculate and pay the death benefit when we receive satisfactory proof of death and all required paperwork. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

The death benefit must be paid by December 31 of the calendar year containing the fifth anniversary of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin on or before December 31 of the calendar year immediately following the year of your death.

If the Beneficiary is the Participant's surviving spouse, the surviving spouse may elect to receive the entire death benefit in equal or substantially equal payments over their life or over a period not longer than their life expectancy, commencing at any date prior to the later of:

      (i) December 31 of the calendar year immediately following the calendar year in which the Participant died, and

     (ii) December 31 of the calendar year in which the Participant would have attained age 70 1/2.

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                                    EXPENSES
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There are charges and expenses associated with your Contract. These charges and expenses reduce your investment return. We will not increase the separate account and withdrawal fees and charges under your Contract. However, investment charges may increase or decrease. Some states may require that we charge less than the amounts described below.

SEPARATE ACCOUNT CHARGES

Separate account charges may vary by Plan or group Contract. The annual separate account expenses on this Contract ranges from 0.85% to a maximum of 1.25%, annually of the value of your Contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates the Company for the mortality and expense risk and the costs of Contract distribution assumed by the Company. The separate account charges applicable to your Contract can be obtained by contacting your Plan Sponsor, Employer or financial representative or consulting your Contract Data page. There is no separate account charge deducted against amounts allocated to the fixed account options.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the Contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the Contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference.

The separate account charge is expected to result in a profit. Profit may be used for any legitimate cost/expense including distribution, depending upon market conditions.

WITHDRAWAL CHARGES

A withdrawal charge may apply against each Purchase Payment you put into the Contract if you seek withdrawal of that payment prior to the end of a specified period.

The withdrawal charge amount may vary by Plan. If applicable, the withdrawal charge equals a percentage of the Purchase Payment you take out of the Contract. The withdrawal charge percentage may decline over time for each Purchase Payment in the Contract. The applicable withdrawal charge schedule will appear on your Contract Data Page.

Currently, the withdrawal charges range from 0% to the maximum withdrawal charge, as noted:

SEPARATED FROM SERVICE AT CONTRACT ISSUE
(SCHEDULE A)

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               YEAR                  1    2    3    4    5    6
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        WITHDRAWAL CHARGE           6%   6%   5%   5%   4%   0%
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EMPLOYED AT CONTRACT ISSUE
(SCHEDULE B)

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            YEAR                1    2    3    4    5    6    7
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      WITHDRAWAL CHARGE        6%   6%   5%   5%   4%   4%   0%
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You may obtain information as to the withdrawal charge applicable to your Contract by contacting your Plan Sponsor, Employer, financial representative or by consulting your Contract Data page.

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your Contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

Whenever possible, we deduct the withdrawal charge from the money remaining in your Contract. If you withdraw all of your Contract value, we deduct any applicable withdrawal charge from the amount withdrawn.

We calculate charges due on a total withdrawal as of the day after we receive your request and your Contract. We return your Contract value less any applicable fees and charges. You will not receive the benefit of any available and prior free withdrawal amounts (applicable only to those subject to withdrawal charge Schedule A) if you make a complete withdrawal of your Contract.

Both the insurance charges and the withdrawal charges may vary by Plan and/or group Contract based on certain objective factors. SEE REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS CREDITED BELOW.

EXCEPTIONS TO WITHDRAWAL CHARGE

If a withdrawal charge applies to your Contract a withdrawal charge is not applicable to withdrawals requested in the following situations:

     - Annuitization (except if under the Income Protector Program) SEE INCOME OPTIONS ABOVE;
     - Death Benefits, SEE DEATH BENEFIT BELOW;
     - After your 10th Contract anniversary;
     - If you are subject to withdrawal charge Schedule A, 15% of your Purchase Payments each Contract year;
     - Disability occurring after Contract issue;
     - Hardship occurring after Contract issue;
     - After separation from service occurring after Contract issue.
     - loans in accordance with the requirements of ERISA and/or the IRC, the Plan and the Contract; and
     - to avoid Federal Income Tax penalties or satisfy income tax rules applicable to the Contract from which the withdrawal is made.

Additionally, upon conversion to an IRA from an existing Polaris Plus 403(b) Contract, IRA Contractholders will receive credit for time served in their prior Polaris Plus TSA variable annuity investment. This means we will carry over the 403(b) Purchase Payment history with respect to any potential withdrawal charges under the IRA.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES
BELOW.

INVESTMENT CHARGES

Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Portfolios. THE FEE TABLES, ABOVE, illustrate these charges and expenses. For more detailed information on these investment charges, refer to the prospectuses for the Trusts.

TRANSFER FEE

We currently permit an unlimited number of transfers between investment options, every year. We reserve the right to limit the number of transfers to 15 per year, in the future, for both new and existing Contractholders. If we do impose such a limit you will be charged $25 for each transfer over that limit. SEE INVESTMENT OPTIONS ABOVE.

PREMIUM TAX

Certain states charge the Company a tax on the premiums you pay into the Contract ranging from zero to 3.5%. Currently we deduct the charge for premium taxes when you make a full withdrawal or annuitize the Contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the Contract or upon payment of a death benefit.

INCOME TAXES

We do not currently deduct income taxes from your Contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the Contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of Contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

AIG SunAmerica Life may make a similar determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its financial representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

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                                 INCOME OPTIONS
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ANNUITY DATE

During the Income Phase, the money in your Contract is used to make regular income payments to you. You may switch to the Income Phase any time. You select the month and year in which you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as indicated under Option 5, once you begin receiving income payments, you cannot otherwise access your money through withdrawal or surrender.

Generally, for Qualified Contracts, the Annuity Date may be any day after you reach age 59 1/2 but not later than your 75th birthday. However, you may be required to begin taking minimum distributions by April 1 following the later of, the year in which you turn age 70 1/2 or the calendar year in which you retire. SEE TAXES BELOW.

As to TSAs and IRAs, an income payment is generally considered a withdrawal. Therefore, IRC withdrawal restrictions may limit the time at which income payments may begin. SEE ACCESS TO YOUR MONEY ABOVE.

If the Annuity Date is past your 85th birthday, your Contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

INCOME OPTIONS

Currently, this Contract offers 5 standard income options. Other payout options may be available. Contact the Annuity Service Center for more information. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments selected for joint lives, We pay according to Option 3.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your Contract. Under a TSA you, as the Participant, are always the Annuitant. Under an IRA you as the Owner must always be the Annuitant. UNDER CERTAIN QUALIFIED CONTRACTS THE INCOME OPTION YOU SELECT MAY NOT EXCEED YOUR LIFE EXPECTANCY.

     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop whenever the survivor dies.

     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH
     10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of income payments for at least 10 or 20 years. If the Annuitant and the Survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your Contract.

     OPTION 4 - LIFE ANNUITY WITH 10, 15 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10, 15 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your Contract.

     OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your Contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the Contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the Contract value after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account the Mortality and Expense Risk Charge. Since annuity Option 5, Income for a Specified Period, does not contain an element of mortality risk, the payee is not getting the benefit of this Charge. There shall be no right to terminate the Contract during the Income Phase if the option elected contains an element of mortality risk. For more information regarding Income Options using the Income Protector feature, please see below.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. Unless otherwise elected, if at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable and if your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, a portion of your payments will be fixed and a portion will be variable unless otherwise elected. AIG SunAmerica Life guarantees any amount of each payment which is invested in a fixed account during the income phase. If the income payments are variable the amount is not guaranteed.

INCOME PAYMENTS

Your income payments will vary if you are invested in the Variable Portfolios after the Annuity Date depending on four things:

     - for life options, your age when payments begin, and;

     - the value of your Contract in the Variable Portfolios on the Annuity Date, and;

     - the 3.5% assumed investment rate used in the annuity table for the Contract, and;

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

We make income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a Contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of the payments, state law allowing.

The value of variable income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.

TRANSFERS DURING THE INCOME PHASE

If you are invested in the Variable Portfolios during the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income options. See also "Access to Your Money" for a discussion of when payments from a Variable Portfolio may be suspended or postponed.

THE INCOME PROTECTOR

If elected, this feature provides a future "safety net" in the event that, when you choose to begin receiving income payments, your Contract has not performed within a historically anticipated range. The Income Protector program offers you the ability to receive a guaranteed fixed minimum retirement income upon annuitization. With the Income Protector you can know the level of minimum income that will be available to you if, when you chose to begin the income phase of your Contract, down markets have negatively impacted your Contract value. We reserve the right to modify, suspend or terminate the Income Protector program at any time.

The Income Protector provides two levels of minimum retirement income. The two available options are the Income Protector Plus and Max. If you enroll in the Income Protector program, We charge a fee based on the level of protection you select. The amount of the fee and how to enroll are described below. In order to utilize the benefit of the program you must follow the provisions discussed below.

Certain IRC restrictions on income options available to Qualified retirement investors may have an impact on your ability to benefit from this feature. Qualified investors should read NOTE TO QUALIFIED CONTRACTHOLDERS, below.

     HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM
     GUARANTEED INCOME

We base the amount of minimum income available to you if you take income payments using the Income Protector upon a calculation we call the Income Benefit Base. At the time your enrollment in the Income Protector program becomes effective, your Income Benefit Base is equal to your Contract value. Your participation becomes effective on either the date of issue of the Contract (if elected at the time of application) or on the Contract anniversary following your enrollment in the program.

The Income Benefit Base is only a calculation. It does not represent a Contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your Income Benefit Base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your Contract. The exact Income Benefit Base calculation is equal to (a) plus (b) minus (c) where:

     (a) is,

          - for the first year of calculation, your Contract value on the date your participation in the program became effective, or;

          - for each subsequent year of calculation, the Income Benefit Base on the prior Contract anniversary, and;

     (b) is the sum of all Purchase Payments made into the Contract since the last Contract anniversary, and;

     (c) is all withdrawals and applicable fees and charges since the last Contract anniversary (excluding any positive MVA), in an amount proportionate to the amount by which such withdrawals decreased your Contract value.

The Income Benefit Base accumulates at one of the following annual growth rates from the date your enrollment becomes effective through your election to begin receiving income under the program:

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               Options                 Growth Rate*
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      The Income Protector Plus         3.25%
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      The Income Protector Max          5.25%
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* If you elect the Plus or Max feature on a subsequent anniversary, the Growth Rates may be different.

The growth rates for the Plus or Max features cease on the Contract anniversary following the Annuitant's 90th birthday.

     ENROLLING IN THE PROGRAM

If you decide that you want the protection offered by the Income Protector program, you must elect the option of your choice by completing the Income Protector Election Form available through our Annuity Service Center. You may only elect one of the options, you can not change your election once made, and you can not terminate your enrollment. In order to obtain the benefit of the Income Protector program you may not begin the income phase for at least seven years following your enrollment.

     STEP-UP OF YOUR INCOME BENEFIT BASE

You may also have the opportunity to "Step-Up" your Income Benefit Base. The Step-Up feature allows you to increase your Income Benefit Base to the amount of your Contract value on your Contract anniversary. You can only elect to Step-Up within the 30 days before the next Contract anniversary. The seven year waiting period required prior to electing income payments through the Income Protector is restarted if you step-up your Income Benefit Base.

You must complete the appropriate portion of the Income Protector Election Form to effect a Step-Up.

     ELECTING TO RECEIVE INCOME PAYMENTS

You may elect to begin the Income Phase of your Contract using the Income Protector Program ONLY within the 30 days after the seventh or later Contract anniversary following the later of,

     - the effective date of your enrollment in the Income Protector program, or

     - the Contract anniversary of your most recent Step-Up.

The Contract anniversary prior to your election to begin receiving income payments is your Income Benefit Date. This is the date as of which we calculate your Income Benefit Base to use in determining your guaranteed minimum fixed retirement income. To arrive at the minimum guaranteed fixed retirement income available to you, we apply the annuity rates stated in your Income Protector Endorsement for the income option you select to your final Income Benefit Base.

You then choose if you would like to receive that income annually, quarterly or monthly for the time guaranteed under your selected annuity option. Your final Income Benefit Base is equal to (a) minus (b) where:
     (a) is your Income Benefit Base as your Income Benefit Date, and;

     (b) is any partial withdrawals of Contract value and any charges applicable to those withdrawals (excluding any positive MVA) and any withdrawal charges otherwise applicable, calculated as if you fully surrender your Contract at the Income Benefit Date, and any applicable premium taxes.

The income options available when using the Income Protector program to receive your retirement income are:

     - Life Annuity with 10 Year Period Certain, or

     - Joint and 100% Survivor Annuity with 20 Year Period Certain

At the time you elect to begin the income phase, we will calculate your annual income using both your final Income Benefit Base and your Contract value. We will use the same income option for each calculation, however, the annuity factors used to calculate your income under the Income Protector will be different. You will receive whichever provides a greater stream of income. If you take Income Payments using the Income Protector your payments will be fixed in amount. You are not required to use the Income Protector to receive your Income Payments. The general provisions of your Contract provide other income options. However, we will not refund fees paid for the Income Protector if you begin taking Income Payments under the general provisions of your Contract. YOU MAY NEVER NEED TO RELY UPON THE INCOME PROTECTOR, IF YOUR CONTRACT PERFORMS WITHIN A HISTORICALLY ANTICIPATED RANGE. HOWEVER, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     NOTE TO QUALIFIED CONTRACTHOLDERS

Qualified Contracts generally require that you select an income option which does not exceed your life expectancy. That restriction may limit the benefit of the Income Protector program. To utilize the Income Protector you must take income payments under one of two income options. If those income options exceed your life expectancy you may be prohibited from receiving your guaranteed fixed income under the program. If you own a Qualified Contract to which this restriction applies and you elect the Income Protector program, you may pay for this minimum guarantee and not be able to realize the benefit.

You should consult your tax advisor for information concerning your particular circumstances.

     FEES ASSOCIATED WITH THE INCOME PROTECTOR

We charge a fee for the Income Protector program, as follows:


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                                        Fee As a % of
                                        Your Income
                Options                 Benefit Base
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         Income Protector Plus            0.15%
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         Income Protector Max             0.30%
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Since the Income Benefit Base is only a calculation and does not provide a Contract value, we deduct the fee from your actual Contract value beginning on the Contract anniversary on which your enrollment in the program becomes effective.

If you elect to participate in the Income Protector program at Contract issue, we begin deducting the annual fee for the Plus or Max option when your participation becomes effective. If you elect to participate in the Income Protector program at some time after Contract issue, we begin deducting the annual fee on the Contract anniversary of or following election. We will deduct this charge from your Contract value on every Contract anniversary up to and including your Income Benefit Date.

After a Step-Up, the fee for the Income Protector Max or Plus will be based on your Stepped-Up Income Benefit Base, and will be deducted from your Contract value beginning on the effective date of the step-up.

The Income Protector may not be available in your state. Please consult your financial representative for information regarding availability of this program in your state. SEE APPENDIX C FOR AN EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR FEATURE.

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                                     TAXES
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NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.


ANNUITY CONTRACTS IN GENERAL


The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.



If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.



If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R.10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.


TAX TREATMENT OF DISTRIBUTIONS--NON-QUALIFIED CONTRACTS


If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal periodic payments calculated over your life or for the joint lives of you and your Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is longer; (5) under an immediate annuity; or (6) which are attributable to Purchase Payments made prior to August 14, 1982.


TAX TREATMENT OF DISTRIBUTIONS--QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(B) ELIGIBLE DEFERRED COMPENSATION PLANS)


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. In the case of certain Qualified contracts, the IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2;
(2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal periodic payments calculated over your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan and continued for a period of 5 years until you attain age 59 1/2, whichever is longer; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in the IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); (8) when you separate from service after attaining age 55 (does not apply to an IRA); (9) when paid for health insurance, if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order (does not apply to IRAs). This 10% penalty tax does not apply to withdrawals or income payments from governmental 457(b) eligible deferred compensation plans, except to the extent that such withdrawals or income payments are attributable to a prior rollover to the plan (or earnings thereon) from another plan or arrangement that was subject to the 10% penalty tax.



The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.



Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.


MINIMUM DISTRIBUTIONS


Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.



You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.



Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.



You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.



The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the regulations effective January 1, 2006 will require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. Generally, we are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined. You should discuss the effect of these new regulations with your tax advisor.


TAX TREATMENT OF DEATH BENEFITS


Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.



Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.



If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s)could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.


CONTRACTS OWNED BY A TRUST OR CORPORATION


A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT


If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non- Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.



The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.


DIVERSIFICATION AND INVESTOR CONTROL


The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the management of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.



The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.



These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.


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                               OTHER INFORMATION

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AIG SUNAMERICA LIFE



The Company is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, the Company redomesticated under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.


THE SEPARATE ACCOUNT


The Company established the Separate Account, Variable Annuity Seven Account, under Arizona law on August 28, 1998. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.



The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.


THE GENERAL ACCOUNT


Money allocated to any Fixed Account options goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

REGISTRATION STATEMENTS



Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.


PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT

PAYMENTS TO BROKER-DEALERS


Registered representatives of broker-dealers sell the contract. We pay commissions to the broker-dealers for the sale of your contract ("Contract Commissions"). There are different structures by which a broker-dealer can choose to have their Contract Commissions paid. For example, as one option, we may pay upfront Contract Commission only, that may be up to a maximum 5.25% of each Purchase Payment you invest (which may include promotional amounts). Another option may be a lower upfront Contract Commission on each Purchase Payment, with a trail commission of up to a maximum 0.65% of contract value annually. Generally, the higher the upfront commissions, the lower the trail and vice versa. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.



We may pay broker-dealers support fees in the form of additional cash or non-cash compensation. These payments may be intended to reimburse for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us or a flat fee. These payments may be consideration for, among other things, product placement/preference, greater access to train and educate the firm's registered representatives about our products, our participation in sales conferences and educational seminars and allowing broker-dealers to perform due diligence on our products. The amount of these fees may be tied to the anticipated level of our access in that firm. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. We do not deduct these amounts directly from your Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the contract.



Contract commissions and other support fees may influence the way that a broker-dealer and its registered representatives market the contracts and service customers who purchase the contracts and may influence the broker-dealer and its registered representatives to present this contract over others available in the market place. You should discuss with your broker-dealer and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest.



AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica Capital Services, an affiliate of AIG SunAmerica Life, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.



PAYMENTS WE RECEIVE



In addition to amounts received pursuant to established 12b-1 Plans from the Underlying Funds, we receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers or their affiliates for services related to the availability of the Underlying Funds in the contract. We receive such payments in connection with each of the Trusts available in this Contract. Such amounts received from our affiliate, AIG SAAMCo, are paid pursuant to a profit sharing agreement and are not expected to exceed 0.50% annually based on assets under management. Furthermore, certain investment advisers and/or subadvisers may help offset the costs we incur for training to support sales of the Underlying Funds in the contract.



ADMINISTRATION



We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-SUN2, if you have any comment, question or service request.



We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.


LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion, these matters are not material in relation to the financial position of the Company with the exception of the matter disclosed below.



A purported class action captioned Nitika Mehta, as Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance Company, Case 04L0199, was filed on April 5, 2004 in the Circuit Court, Twentieth Judicial District in St. Clair County, Illinois. The action has been transferred to and is currently pending in the United States District Court for the District of Maryland, Case No. 04-md-15863, as part of a Multi-District Litigation proceeding. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time.



On May 31, 2005, AIG filed its Annual Report on Form 10-K for the year ended December 31, 2004, which included a restatement of its previously reported financial information for the years 2000-2003 and the adjustment of its previously announced results in 2004.



Circumstances affecting AIG can have an impact on the Company. For example, the recent downgrades and ratings actions taken by the major rating agencies with respect to AIG resulted in corresponding downgrades and ratings actions being taken with respect to the Company's ratings. There can be no assurance that such ratings agencies will not take further action with respect to such ratings. Accordingly, we can give no assurance that any further changes in circumstances for AIG will not impact us.



On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against American International Group, Inc. ("AIG") as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint asserts claims under New York's Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and certain of its subsidiaries, but in no case involving any subsidiary engaged in issuing or distributing AIG SunAmerica variable annuities. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.



AIG is the ultimate parent company and an affiliated person of the AIG SunAmerica Life Assurance Company (the "Depositor") and an indirect parent of AIG SunAmerica Capital Services, Inc. (the "Distributor"). Neither the Depositor nor the Distributor or their respective officers and directors have been named in the complaint, nor does the complaint seek any penalties against them.



In the Depositor's view, the matters alleged in the lawsuit are not material in relation to the financial position of the Depositor or the Distributor or to their ability to provide their respective services in connection with the variable annuities. However, due to a provision in the law governing the operation of these types of investment companies, if the lawsuit results in an injunction being entered against AIG, then the Depositor and the Distributor will need to obtain permission from the Securities and Exchange Commission to continue to service the variable annuities. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.



FINANCIAL STATEMENTS



AIG SUPPORT AGREEMENT



AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.



WHERE YOU CAN FIND MORE INFORMATION



The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus, and later information that AIG files with the SEC will automatically update and supersede information that is incorporated earlier, as well as the information included directly in this prospectus.



We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended December 31, 2004, File No. 001-08787, in reliance on the report (which contains an explanatory paragraph relating to AIG's restatement of its 2003 and 2002 consolidated financial statements and an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. All consolidated annual financial statements of AIG (including notes and financial statement schedules thereto) and management's assessments of the effectiveness of internal control over financial reporting included in any documents or reports filed by AIG under
Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934 after the effective date of this prospectus are also incorporated by reference.



The Company and AIG are subject to the informational requirements of the Exchange Act. The Company and AIG file reports and other information with the SEC to meet those requirements. AIG and the Company file this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov. You can also inspect and copy this information at SEC public facilities at the following locations:



WASHINGTON, DISTRICT OF COLUMBIA


100 F. Street, N.E., Room 1580


Washington, DC 20549



CHICAGO, ILLINOIS


175 W. Jackson Boulevard


Chicago, IL 60604



NEW YORK, NEW YORK


3 World Financial, Room 4300


New York, NY 10281



To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:



AIG SunAmerica Life Assurance Company


Annuity Service Center


P.O. Box 54299


Los Angeles, California 90054-0299


Telephone Number: (800) 445-SUN2

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                              TABLE OF CONTENTS OF

                      STATEMENT OF ADDITIONAL INFORMATION
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Additional information concerning the operations of the separate account is contained in the SAI, which is available upon written request addressed to our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are listed below.


Separate Account..............................      3
General Account...............................      3
Support Agreement Between the Company and           4
  AIG.........................................
Performance Data..............................      4
Income Payments...............................      7
Annuity Unit Values...........................      7
Taxes.........................................     10
Distribution of Contracts.....................     14
Financial Statements..........................     14

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                      APPENDIX A - MARKET VALUE ADJUSTMENT
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The information in this Appendix applies only if you take money out of a FAGP (with a duration longer than 1 year) before the end of the guarantee period.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the FAGP. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the FAGP from which you seek withdrawal. If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number between the interest rates currently offered for the two closest periods available.

Where the MVA is negative, we first deduct the adjustment from any money remaining in the FAGP. If there is not enough money in the FAGP to meet the negative deduction, we deduct the remainder from your withdrawal. Where the MVA is positive, we add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.

The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:

                [(1+I)/(1+J+L)] [to the power of] (n-t)/12) - 1

  where:

        I is the interest rate you are earning on the money invested in the FAGP;

        J is the interest rate then currently available for the period of time equal to the number of years rounded up to the nearest integer remaining in the term you initially agreed to leave your money in the FAGP;

        n is the number of full months rounded up to the nearest integer in the term you initially agreed to leave your money in the FAGP to the end of the Calendar Year;

        t is the time expired in months rounded up to the nearest integer in the term you initially agreed to leave your money in the FAGP to the end of the Calendar Year;

        (n-t) is the number of months remaining in the term you initially agreed to leave your money in the FAGP to the end of the Calendar Year;

        L is 0.005;

       If (n-t) greater than 60 months, then J in the MVA formula is the interest rate then currently available for the 5-Year FAGP;

       The MVA is applied only if the absolute difference between I and J is greater than 0.005;

       If the MVA is negative, the annuity value may not be reduced below the purchase payments made less withdrawals, accumulated at an effective annual rate of 3% from the date of receipt or withdrawal to the date of surrender; and

       If the MVA is positive, the amount added to the annuity value may not exceed the amount that if negative, could be deducted.

We do not assess an MVA for:

     - Amounts DCA'd from the 1-Year MVA Fixed account;

     - Amounts withdrawn to pay fees or charges;

     - Amounts transferred from the DCA Fixed accounts;

     - Withdrawals or fund transfers within 30 days after the end of the guarantee period;

     - Transfers from MVA Fixed accounts to Collateral Fixed accounts;

     - Death Benefit paid upon death of participant;

     - Annuitizations on the Latest Annuity Date.

EXAMPLES OF THE MVA

The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the Guarantee periods available or Surrender Charges applicable under your Contract.

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 on October 1, 2003 and allocated it to a 3-year FAGP at a rate of 5%. The number of full months in the Guaranteed Period is 39 months (n=39);

     (2) You make a partial withdrawal of $5,000 on June 15, 2005 after the funds have been in the FAGP for 20 1/2 months (t=21);

     (3) The annuity value at the date of withdrawal is $10,868.43 (10,000 X 1.05(623/365)) assuming 623 days of interest;

     (4) The minimum remaining account value after the application of a negative market value adjustment is $5,517.47 [(10,000 X 1.03(623/365)) - 5,000]
         assuming 623 days of interest;

     (5) You have not made any transfers, additional Purchase Payments, or withdrawals; and

     (6) Your Contract was not issued in Pennsylvania, Florida, or New York.

If the MVA is negative or positive, the maximum amount by which the account value can be reduced or increased is the account value prior to the application of the MVA less the minimum remaining account value. In the examples that follow, the maximum MVA adjustment, either positive or negative, is:

                         5,868.43 - 5,517.47 = $350.96

POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the Contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn fall within the free withdrawal amount.

The MVA factor is = [(1+I)/(1+J+0.005)] [to the power of] (n-t)/12) - 1
                  = [(1.05)/(1.04+0.005)] [to the power of] (18/12) - 1
                  = (1.004785) [to the power of] (1.5) - 1
                  = 1.007186 - 1
                  = +0.007186

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:

                         $5,000 X (+0.007186) = +$35.93

Because the MVA, in absolute value, is less than the maximum market value adjustment of $350.96, the full MVA is assessed and added to the withdrawal.

NEGATIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the Contract is calculated to be 6%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn fall within the free withdrawal amount.

The MVA factor is = [(1+I)/(1+J+0.005)] [to the power of] (n-t)/12) - 1
                  = [(1.05)/(1.06+0.005)] [to the power of] (18/12) - 1
                  = (0.985915) [to the power of] (1.5) - 1
                  = 0.978948 - 1
                  = -0.021052

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:

                        $5,000 X (-0.021052) = - $105.26

Because the MVA, in absolute value, is less than the maximum market value adjustment of $350.96, the full MVA is assessed and deducted from the money remaining in the 3-year FAGP.

POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the Contract is calculated to be 4%. A withdrawal charge of 5% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is = [(1+I)/(1+J+0.005)] [to the power of] (n-t)/12) - 1
                    = [(1.05)/(1.04+0.005)] [to the power of] (18/12) - 1
                    = (1.004785) [to the power of] (1.5) - 1
                    = 1.007186 - 1
                    = +0.007186

The requested withdrawal amount, less the withdrawal charge ($5,000 - 5% X $5,000 = $4,750) is multiplied by the MVA factor to determine the MVA:

                         $4,750 X (+0.007186) = +$34.13

Because the MVA, in absolute value, is less than the maximum market value adjustment of $350.96, the full MVA is assessed and added to the withdrawal.

NEGATIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the Contract is calculated to be 6%. A withdrawal charge of 5% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is = [(1+I)/(1+J+0.005)] [to the power of] (n-t)/12) - 1
                  = [(1.05)/(1.06+0.005)] [to the power of] (18/12) - 1
                  = (0.985915) [to the power of] (1.5) - 1
                  = 0.978948 - 1
                  =-0.021052

The requested withdrawal amount, less the withdrawal charge ($5,000 - 5% X $5,000 = $4,750) is multiplied by the MVA factor to determine the MVA:

                        $4,750 X (-0.021052) = -$100.00

Because the MVA, in absolute value, is less than the maximum market value adjustment of $350.96, the full MVA is assessed and deducted from the money remaining in the 3-year FAGP.

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                  APPENDIX B - CONDENSED FINANCIAL INFORMATION
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                                                                     FOR THE FISCAL   FOR THE FISCAL   FOR THE FISCAL
                                               INCEPTION TO FISCAL      YEAR END        YEAR ENDED       YEAR ENDED
      POLARIS PLUS VARIABLE PORTFOLIOS          YEAR END 4/30/99        4/30/00          4/30/01          4/30/02
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Asset Allocation
(Inception Date - (a) 3/23/99 (b) N/A)
  Beginning AUV..............................  (a)          18.47          19.16            19.87           19.099
                                               (b)
  Ending AUV.................................  (a)          19.16          19.87            19.10           18.333
                                               (b)
  Ending Number of AUs.......................  (a)         27,027        593,068          638,666          602,916
                                               (b)
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Capital Appreciation
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)          27.21          28.69            45.44           37.392
                                               (b)                                          10.00            8.575
  Ending AUV.................................  (a)          28.69          45.44            37.39           31.686
                                               (b)                                           8.57            7.295
  Ending Number of AUs.......................  (a)         52,736        878,168          935,668          939,065
                                               (b)                                            818            3,904
---------------------------------------------------------------------------------------------------------------------
Government and Quality Bond
(Inception Date - (a) 3/19/99 (b) 2/8/01)
  Beginning AUV..............................  (a)          13.60          13.60            13.50           14.844
                                               (b)                                          10.69           10.717
  Ending AUV.................................  (a)          13.60          13.50            14.84           15.704
                                               (b)                                          10.72           11.384
  Ending Number of AUs.......................  (a)        180,434      3,159,021        3,297,472        3,250,427
                                               (b)                                             25            3,422
---------------------------------------------------------------------------------------------------------------------
Growth
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)          27.45          28.24            34.09           29.136
                                               (b)                                          10.00            8.745
  Ending AUV.................................  (a)          28.24          34.09            29.14           25.649
                                               (b)                                           8.75            7.729
  Ending Number of AUs.......................  (a)         49,892        795,149          838,055          829,414
                                               (b)                                          1,549            4,575
---------------------------------------------------------------------------------------------------------------------
Aggressive Growth
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)          15.48          16.18            24.02           17.202
                                               (b)                                           9.66            6.660
  Ending AUV.................................  (a)          16.18          24.02            17.20           13.067
                                               (b)                                           6.66            5.079
  Ending Number of AUs.......................  (a)         28,487        907,848          951,846          893,284
                                               (b)                                            463              980
---------------------------------------------------------------------------------------------------------------------
Alliance Growth
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)          40.86          40.20            49.82           35.913
                                               (b)                                           8.81            7.072
  Ending AUV.................................  (a)          40.20          49.82            35.91           28.657
                                               (b)                                           7.07            5.666
  Ending Number of AUs.......................  (a)        147,759      2,826,566        2,862,749        2,724,668
                                               (b)                                            694            3,136
---------------------------------------------------------------------------------------------------------------------
Cash Management
(Inception Date - (a) 3/23/99 (b) 1/26/01)
  Beginning AUV..............................  (a)          11.95          11.99            12.45           13.012
                                               (b)                                          10.22           10.325
  Ending AUV.................................  (a)          11.99          12.45            13.01           13.185
                                               (b)                                          10.32           10.505
  Ending Number of AUs.......................  (a)        337,271      2,131,823        2,060,001        1,839,033
                                               (b)                                          1,701            3,026
---------------------------------------------------------------------------------------------------------------------
         AUV - Accumulation Unit Value
        AU - Accumulation Units
        (a) Reflects 1.25% Separate Account Charges
        (b) Reflects 0.85% Separate Account Charges

                                               FOR THE FISCAL   FOR THE FISCAL   FOR THE FISCAL
                                                 YEAR ENDED       YEAR ENDED       YEAR ENDED
      POLARIS PLUS VARIABLE PORTFOLIOS            4/30/03          4/30/04          4/30/05
---------------------------------------------  ------------------------------------------------
---------------------------------------------  ------------------------------------------------
Asset Allocation
(Inception Date - (a) 3/23/99 (b) N/A)
  Beginning AUV..............................       18.333           17.703           20.967
  Ending AUV.................................       17.703           20.967           22.195
  Ending Number of AUs.......................      571,196          662,512          566,460
--------------------------------------------------------------------------------------------------------------
Capital Appreciation
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................       31.686           27.782           34.031
                                                     7.295            6.422            7.899
  Ending AUV.................................       27.782           34.031           34.158
                                                     6.422            7.899            7.960
  Ending Number of AUs.......................      872,982          849,975          718,778
                                                     2,897            2,025            1,009
---------------------------------------------------------------------------------------------------------------------
Government and Quality Bond
(Inception Date - (a) 3/19/99 (b) 2/8/01)
  Beginning AUV..............................       15.704           16.834           16.804
                                                    11.384           12.253           12.280
  Ending AUV.................................       16.834           16.804           17.353
                                                    12.253           12.280           12.732
  Ending Number of AUs.......................    3,259,053        2,682,883        1,995,979
                                                       326              175              132
---------------------------------------------------------------------------------------------------------------------
Growth
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................       25,649           21.660           26.870
                                                     7.729            6.553            8.163
  Ending AUV.................................       21.660           26.870           28.327
                                                     6.553            8.163            8.640
  Ending Number of AUs.......................      767,232          743,102          606,500
                                                     1,707            1,707            1,317
---------------------------------------------------------------------------------------------------------------------
Aggressive Growth
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................       13.067           10.587           12.923
                                                     5.079            4.131            5.063
  Ending AUV.................................       10.587           12.923           14.167
                                                     4.131            5.063            5.573
  Ending Number of AUs.......................      812,929          790,356          693,354
                                                       288              310               22
---------------------------------------------------------------------------------------------------------------------
Alliance Growth
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................       28.657           24.004           26.836
                                                     5.666            4.756            5.349
  Ending AUV.................................       24.004           26.836           27.116
                                                     4.765            5.349            5.426
  Ending Number of AUs.......................    2,424,504        2,306,310        1,847,707
                                                     1,984            2,006            2,006
---------------------------------------------------------------------------------------------------------------------
Cash Management
(Inception Date - (a) 3/23/99 (b) 1/26/01)
  Beginning AUV..............................       13.185           13.171           13.080
                                                    10.505           10.536           10.505
  Ending AUV.................................       13.171           13.080           13.092
                                                    10.536           10.505           10.557
  Ending Number of AUs.......................    1,553,588        1,210,503        1,115,235
                                                     3,497            3,497            3,497
---------------------------------------------------------------------------------------------------------------------
         AUV - Accumulation Unit Value
        AU - Accumulation Units
        (a) Reflects 1.25% Separate Account C
        (b) Reflects 0.85% Separate Account C

                                                                     FOR THE FISCAL   FOR THE FISCAL   FOR THE FISCAL
                                               INCEPTION TO FISCAL      YEAR END        YEAR ENDED       YEAR ENDED
      POLARIS PLUS VARIABLE PORTFOLIOS          YEAR END 4/30/99        4/30/00          4/30/01          4/30/02
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Corporate Bond
(Inception Date - (a) 3/23/99 (b) 4/6/01)
  Beginning AUV..............................  (a)          13.09          13.15            12.77           13.649
                                               (b)                                          10.00            9.958
  Ending AUV.................................  (a)          13.15          12.77            13.65           14.359
                                               (b)                                           9.96           10.517
  Ending Number of AUs.......................  (a)         32,037        600,023          644,043          685,610
                                               (b)                                              5              255
---------------------------------------------------------------------------------------------------------------------
Davis Venture Value
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)          25.34          26.76            30.39           28.201
                                               (b)                                          10.00            9.864
  Ending AUV.................................  (a)          26.76          30.39            28.20           25.682
                                               (b)                                           9.86            9.019
  Ending Number of AUs.......................  (a)         37,452        748,416          830,018          876,039
                                               (b)                                            719            4,088
---------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street
(Inception Date - (a) 3/19/99 (b) 1/15/04)
  Beginning AUV..............................  (a)           9.42          10.22             8.41            9.436
                                               (b)
  Ending AUV.................................  (a)          10.22           8.41             9.44           10.177
                                               (b)
  Ending Number of AUs.......................  (a)         30,615        665,329          640,566          657,864
                                               (b)
---------------------------------------------------------------------------------------------------------------------
Emerging Markets
(Inception Date - (a) 3/23/99 (b) 10/24/00)
  Beginning AUV..............................  (a)           6.60           7.63             9.68            6.741
                                               (b)                                          10.00            9.120
  Ending AUV.................................  (a)           7.63           9.68             6.74            7.366
                                               (b)                                           9.12           10.010
  Ending Number of AUs.......................  (a)         18,838        588,449          588,363          599,115
                                               (b)                                             90              797
---------------------------------------------------------------------------------------------------------------------
Equity Income
(Inception Date - (a) 3/23/99 (b) 4/4/01)
  Beginning AUV..............................  (a)          10.00          10.58             9.90           10.956
                                               (b)                                          10.16           10.812
  Ending AUV.................................  (a)          10.58           9.90            10.96           10.476
                                               (b)                                          10.81           10.378
  Ending Number of AUs.......................  (a)         36,063        705,007          737,673          790,207
                                               (b)                                             18              246
---------------------------------------------------------------------------------------------------------------------
Equity Index
(Inception Date - (a) 3/19/99 (b) 1/19/01)
  Beginning AUV..............................  (a)          10.00          10.26            10.82            9.277
                                               (b)                                           8.98            8.357
  Ending AUV.................................  (a)          10.26          10.82             9.28            7.965
                                               (b)                                           8.36            7.203
  Ending Number of AUs.......................  (a)        400,093      6,227,727        6,183,325        5,912,696
                                               (b)                                            201              907
---------------------------------------------------------------------------------------------------------------------
Federated American Leaders
(Inception Date - (a) 3/19/99 (b) N/A)
  Beginning AUV..............................  (a)          16.63          17.58            16.34           17.333
                                               (b)
  Ending AUV.................................  (a)          17.58          16.34            17.33           15.940
                                               (b)
  Ending Number of AUs.......................  (a)         25,264        422,715          445,284          477,854
                                               (b)
---------------------------------------------------------------------------------------------------------------------
Global Bond
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)          14.43          14.54            14.36           15.454
                                               (b)                                          10.00           10.481
  Ending AUV.................................  (a)          14.54          14.36            15.45           15.801
                                               (b)                                          10.48           10.763
  Ending Number of AUs.......................  (a)         40,454        510,047          517,475          510,010
                                               (b)                                            446              446
---------------------------------------------------------------------------------------------------------------------
        AUV - Accumulation Unit Value
        AU - Accumulation Units
        (a) Reflects 1.25% Separate Account Charges
        (b) Reflects 0.85% Separate Account Charges

                                               FOR THE FISCAL   FOR THE FISCAL   FOR THE FISCAL
                                                 YEAR ENDED       YEAR ENDED       YEAR ENDED
      POLARIS PLUS VARIABLE PORTFOLIOS            4/30/03          4/30/04          4/30/05
---------------------------------------------  ------------------------------------------------
---------------------------------------------  ------------------------------------------------
Corporate Bond
(Inception Date - (a) 3/23/99 (b) 4/6/01)
  Beginning AUV..............................       14.359           15.637           16.594
                                                    10.517
  Ending AUV.................................       15.637           16.594           17.235
  Ending Number of AUs.......................      679,219          634,989          500,897
---------------------------------------------------------------------------------------------------------------------
Davis Venture Value
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................       25.682           22.336           29.081
                                                     9.019            7.875           10.294
  Ending AUV.................................       22.336           29.081           31.579
                                                     7.875           10.294           11.223
  Ending Number of AUs.......................      837,110          860,682          736,735
                                                     1,413            1,375            1,204
---------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street
(Inception Date - (a) 3/19/99 (b) 1/15/04)
  Beginning AUV..............................       10.177            8.758           10.912
                                                                     11.646           11.804
  Ending AUV.................................        8.758           10.912           11.108
                                                                     11.804           12.064
  Ending Number of AUs.......................      647,923          609,287          496,507
                                                                          8                8
---------------------------------------------------------------------------------------------------------------------
Emerging Markets
(Inception Date - (a) 3/23/99 (b) 10/24/00)
  Beginning AUV..............................        7.366            6.102            9.107
                                                    10.010
  Ending AUV.................................        6.102            9.107           11.202
  Ending Number of AUs.......................      518,892          680,531          544,013
---------------------------------------------------------------------------------------------------------------------
Equity Income
(Inception Date - (a) 3/23/99 (b) 4/4/01)
  Beginning AUV..............................       10.476            8.968           10.735
                                                    10.378
  Ending AUV.................................        8.968           10.735           11.340
  Ending Number of AUs.......................      758,827          792,665          603,319
---------------------------------------------------------------------------------------------------------------------
Equity Index
(Inception Date - (a) 3/19/99 (b) 1/19/01)
  Beginning AUV..............................        7.965            6.794            8.190
                                                     7.203
  Ending AUV.................................        6.794            8.190            8.555
  Ending Number of AUs.......................    5,344,702        5,140,659        4,114,983
---------------------------------------------------------------------------------------------------------------------
Federated American Leaders
(Inception Date - (a) 3/19/99 (b) N/A)
  Beginning AUV..............................       15.940           13.207           16.286
  Ending AUV.................................       13.207           16.286           17.263
  Ending Number of AUs.......................      463,108          428,881          329,288
---------------------------------------------------------------------------------------------------------------------
Global Bond
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................       15.801           16.849           16.975
                                                    10.763
  Ending AUV.................................       16.849           16.975           17.683
  Ending Number of AUs.......................      476,778          424,680          337,148
---------------------------------------------------------------------------------------------------------------------
        AUV - Accumulation Unit Value
        AU - Accumulation Units
        (a) Reflects 1.25% Separate Account C
        (b) Reflects 0.85% Separate Account C

                                                                     FOR THE FISCAL   FOR THE FISCAL   FOR THE FISCAL
                                               INCEPTION TO FISCAL      YEAR END        YEAR ENDED       YEAR ENDED
      POLARIS PLUS VARIABLE PORTFOLIOS          YEAR END 4/30/99        4/30/00          4/30/01          4/30/02
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Global Equities
  (Inception Date - (a) 3/19/99 (b) 12/11/00)
  Beginning AUV..............................  (a)          21.05          21.42            27.15           19.986
                                               (b)                                          10.00            8.673
  Ending AUV.................................  (a)          21.42          27.15            19.99           16.270
                                               (b)                                           8.67            7.089
  Ending Number of AUs.......................  (a)         14,587        587,483          621,167          598,333
                                               (b)                                            499            1,959
---------------------------------------------------------------------------------------------------------------------
Growth & Income
  (Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)          29.83          30.82            36.49           30.347
                                               (b)                                          10.00            8.734
  Ending AUV.................................  (a)          30.82          36.49            30.35           25.714
                                               (b)                                           8.73            7.431
  Ending Number of AUs.......................  (a)        124,672      2,435,756        2,501,326        2,430,317
                                               (b)                                            201            1,872
---------------------------------------------------------------------------------------------------------------------
High-Yield Bond
  (Inception Date - (a) 3/19/99 (b) 1/19/01)
  Beginning AUV..............................  (a)          14.71          15.15            14.78           13.607
                                               (b)                                          10.00            9.622
  Ending AUV.................................  (a)          15.15          14.78            13.61           12.745
                                               (b)                                           9.62            9.049
  Ending Number of AUs.......................  (a)         23,707        375,439          380,713          368,246
                                               (b)                                             82              539
---------------------------------------------------------------------------------------------------------------------
International Diversified Equities
  (Inception Date - (a) 3/19/99 (b) N/A)
  Beginning AUV..............................  (a)          13.99          14.36            15.36           12.332
                                               (b)
  Ending AUV.................................  (a)          14.36          15.36            12.33           10.238
                                               (b)
  Ending Number of AUs.......................  (a)         22,528        381,038          399,062          397,985
                                               (b)
---------------------------------------------------------------------------------------------------------------------
International Growth & Income
  (Inception Date - (a) 3/24/99 (b) 10/24/00)
  Beginning AUV..............................  (a)          11.81          12.87            14.13           12.641
                                               (b)                                           9.09            8.725
  Ending AUV.................................  (a)          12.87          14.13            12.64           11.010
                                               (b)                                           8.73            7.631
  Ending Number of AUs.......................  (a)         14,725        555,461          591,348          600,190
                                               (b)                                            213              807
---------------------------------------------------------------------------------------------------------------------
Putnam Growth: Voyager
  (Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)          25.97          26.04            30.47           22.464
                                               (b)                                          10.00            7.727
  Ending AUV.................................  (a)          26.04          30.47            22.46           17.538
                                               (b)                                           7.73            6.057
  Ending Number of AUs.......................  (a)        149,215      1,971,364        1,966,522        1,831,599
                                               (b)                                            371            1,209
---------------------------------------------------------------------------------------------------------------------
Real Estate
  (Inception Date - (a) 3/31/99 (b) 10/24/00)
  Beginning AUV..............................  (a)           9.06           9.98             9.30           10.856
                                               (b)                                          10.00           11.068
  Ending AUV.................................  (a)           9.98           9.30            10.86           12.265
                                               (b)                                          10.97           12.434
  Ending Number of AUs.......................  (a)          5,242        182,417          209,952          269,182
                                               (b)                                             17            1,034
---------------------------------------------------------------------------------------------------------------------
Small Company Value
  (Inception Date - (a) 3/23/99 (b) 2/8/01)
  Beginning AUV..............................  (a)          10.00          10.96            12.65           14.522
                                               (b)                                          10.00           10.068
  Ending AUV.................................  (a)          10.96          12.65            14.52           16.627
                                               (b)                                          10.07           11.574
  Ending Number of AUs.......................  (a)          4,634        260,742          332,571          458,007
                                               (b)                                            211            1,010
---------------------------------------------------------------------------------------------------------------------
        AUV - Accumulation Unit Value
        AU - Accumulation Units
        (a) Reflects 1.25% Separate Account Charges
        (b) Reflects 0.85% Separate Account Charges

                                               FOR THE FISCAL   FOR THE FISCAL   FOR THE FISCAL
                                                 YEAR ENDED       YEAR ENDED       YEAR ENDED
      POLARIS PLUS VARIABLE PORTFOLIOS            4/30/03          4/30/04          4/30/05
---------------------------------------------  ------------------------------------------------
---------------------------------------------  ------------------------------------------------
Global Equities
  (Inception Date - (a) 3/19/99 (b) 12/11/00)
  Beginning AUV..............................       16.270           13.156           15.834
                                                     7.089            5.753            6.938
  Ending AUV.................................       13.156           15.834           16.714
                                                     5.753            6.938
  Ending Number of AUs.......................      550,495          522,178          430,108
                                                       212              212
---------------------------------------------------------------------------------------------------------------------
Growth & Income
  (Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................       25.714           22.086           26.313
                                                     7.431            6.407            7.659
  Ending AUV.................................       22.086           26.313           26.725
                                                     6.407            7.659            7.809
  Ending Number of AUs.......................    2,202,766        2,102,000        1,686,135
                                                       647              663              262
---------------------------------------------------------------------------------------------------------------------
High-Yield Bond
  (Inception Date - (a) 3/19/99 (b) 1/19/01)
  Beginning AUV..............................       12.745           13.073           15.445
                                                     9.049
  Ending AUV.................................       13.073           15.445           17.310

  Ending Number of AUs.......................      352,067          340,552          272,262

---------------------------------------------------------------------------------------------------------------------
International Diversified Equities
  (Inception Date - (a) 3/19/99 (b) N/A)
  Beginning AUV..............................       10.238            7.134            9.425
                                                                                      10.295
  Ending AUV.................................        7.134            9.425           10.452
                                                                                      11.072
  Ending Number of AUs.......................      378,565          390,108          341,679
                                                                                          44
---------------------------------------------------------------------------------------------------------------------
International Growth & Income
  (Inception Date - (a) 3/24/99 (b) 10/24/00)
  Beginning AUV..............................       11.010            8.580           11.670
                                                     7.631            5.970            8.153
  Ending AUV.................................        8.580           11.670           13.105
                                                     5.970            8.153            9.192
  Ending Number of AUs.......................      576,640          583,393          551,102
                                                       668              750              750
---------------------------------------------------------------------------------------------------------------------
Putnam Growth: Voyager
  (Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................       17.538           14.568           16.767
                                                     6.057            5.051            5.835
  Ending AUV.................................       14.568           16.767           16.392
                                                     5.051            5.835            5.728
  Ending Number of AUs.......................    1,601,326        1,418,311        1,116,207
                                                       174              174              174
---------------------------------------------------------------------------------------------------------------------
Real Estate
  (Inception Date - (a) 3/31/99 (b) 10/24/00)
  Beginning AUV..............................       12.265           12.697           15.878
                                                    12.434           12.984           16.353
  Ending AUV.................................       12.697           15.878           20.848
                                                                     16.353           21.570
  Ending Number of AUs.......................      322,682          341,188          319,242
                                                                          8                8
---------------------------------------------------------------------------------------------------------------------
Small Company Value
  (Inception Date - (a) 3/23/99 (b) 2/8/01)
  Beginning AUV..............................       16.627           13.176           17.750
                                                    11.574            9.207           12.453
  Ending AUV.................................       13.176           17.750           20.462
                                                     9.207           12.453           14.413
  Ending Number of AUs.......................      457,922          494,691          456,434
                                                       403              427              427
---------------------------------------------------------------------------------------------------------------------
        AUV - Accumulation Unit Value
        AU - Accumulation Units
        (a) Reflects 1.25% Separate Account C
        (b) Reflects 0.85% Separate Account C

                                                        FOR THE FISCAL   FOR THE FISCAL   FOR THE FISCAL   FOR THE FISCAL
                                  INCEPTION TO FISCAL      YEAR END        YEAR ENDED       YEAR ENDED       YEAR ENDED
POLARIS PLUS VARIABLE PORTFOLIOS   YEAR END 4/30/99        4/30/00          4/30/01          4/30/02          4/30/03
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced
  (Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV...............    (a)          17.30          17.48            19.40           16.396           14.298
                                  (b)                                           9.32            8.067            7.063
  Ending AUV..................    (a)          17.48          19.40            16.40           14.298           12.956
                                  (b)                                           8.07            7.063            6.426
  Ending Number of AUs........    (a)        254,773      4,976,910        4,927,161        4,592,956        4,022,365
                                  (b)                                            399            2,546              837
-------------------------------------------------------------------------------------------------------------------------
Telecom Utility
  (Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV...............    (a)          14.44          14.98            14.69           13.699           10.772
                                  (b)                                          10.00            9.595
  Ending AUV..................    (a)          14.98          14.69            13.70           10.772            8.861
                                  (b)                                           9.60
  Ending Number of AUs........    (a)         16,154        457,503          447,434          421,262          358,152
                                  (b)                                            161
-------------------------------------------------------------------------------------------------------------------------
Worldwide High Income
  (Inception Date - (a) 3/31/99 (b) N/A)
  Beginning AUV...............    (a)          13.99          14.77            15.85           14.743           14.685
                                  (b)
  Ending AUV..................    (a)          14.77          15.85            14.74           14.685           15.732
                                  (b)
  Ending Number of AUs........    (a)          4,828        110,742          125,922          120,482          115,713
                                  (b)

                                  FOR THE FISCAL   FOR THE FISCAL
                                    YEAR ENDED       YEAR ENDED
POLARIS PLUS VARIABLE PORTFOLIOS     4/30/04          4/30/05
--------------------------------  -------------------------------
--------------------------------  -------------------------------
SunAmerica Balanced
  (Inception Date - (a) 3/19/99
  Beginning AUV...............         12.956           14.239
                                        6.426            7.091
  Ending AUV..................         14.239           14.670
                                        7.091            7.335
  Ending Number of AUs........      3,723,491        2,949,416
                                          837              630
-------------------------------------------------------------------------------------------------------------------------
Telecom Utility
  (Inception Date - (a) 3/19/99
  Beginning AUV...............          8.861           10.157
                                        6.353            7.375
  Ending AUV..................         10.157           11.746
                                        7.375            8.589
  Ending Number of AUs........        330,953          276,507
                                           15               59
-------------------------------------------------------------------------------------------------------------------------
Worldwide High Income
  (Inception Date - (a) 3/31/99
  Beginning AUV...............         15.732           17.303
  Ending AUV..................         17.303           18.735
  Ending Number of AUs........        118,994           94,361


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       AUV - Accumulation Unit Value
       AU - Accumulation Units
       (a) Reflects 1.25% Separate Account Charges
       (b) Reflects 0.85% Separate Account Charges

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX C - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This table assumes a $100,000 initial investment in a Qualified Contract with no further premiums, no withdrawals, no step-ups, no premium taxes, current growth rates; and the election of optional Income Protector alternatives at Contract issue.

--------------------------------------------------------------------------------------------------------------------------
                                   INCOME
             IF AT ISSUE          PROTECTOR   ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING CONTRACT ANNIVERSARIES:
               YOU ARE              LEVEL        1 - 6            7             10             15             20
--------------------------------------------------------------------------------------------------------------------------
     Male or Female Age 45*         Plus         5,500          6,379          8,275         10,931         10,931
                                    Max          6,290          7,728         11,035         16,044         16,044
--------------------------------------------------------------------------------------------------------------------------
     Joint Spousal Owners Age 45    Plus         4,884          5,603          7,119          9,164          7,164
                                    Max          5,586          6,788          9,493         13,451         13,451
--------------------------------------------------------------------------------------------------------------------------

 * Life Annuity with 10 year Period Certain
** Joint and 100% Survivor Annuity with 20 Year Period Certain

This table assumes a $100,000 initial investment in a Nonqualified Contract with no further premiums, no withdrawals, no step-ups, no premium taxes, current growth rates; and the election of optional Income Protector alternatives at Contract issue.

--------------------------------------------------------------------------------------------------------------------------
                                   INCOME
             IF AT ISSUE          PROTECTOR   ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING CONTRACT ANNIVERSARIES:
               YOU ARE              LEVEL        1 - 6            7             10             15             20
--------------------------------------------------------------------------------------------------------------------------
     Male Age 45*                   Plus         5,744          6,683          8,717         11,571         11,571
                                    Max          6,569          8,096         11,624         16,982         16,982
--------------------------------------------------------------------------------------------------------------------------
     Female Age 45*                 Plus         5,256          6,075          7,833         10,292         10,292
                                    Max          6,011          7,360         10,446         15,106         15,106
--------------------------------------------------------------------------------------------------------------------------

 * Life Annuity with 10 year Period Certain

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris Plus Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip


Date:  ------------------------------------   Signed:  ---------------------------------------

   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                               GROUP & INDIVIDUAL

                   FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH

                         VARIABLE ANNUITY ACCOUNT SEVEN




                         Polaris Plus Variable Annuity





This Statement of Additional Information is not a prospectus; it should be read with the prospectus of the same date relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling
(800) 445-SUN2 or writing us at:


                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299





                                 AUGUST 29, 2005

                                TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Separate Account...........................................     3

General Account............................................     3

Support Agreement Between the Company and AIG..............     4

Performance Data ..........................................     4

Income Payments............................................     7

Annuity Unit Values........................................     7

Taxes......................................................    10

Distribution of Contracts..................................    14

Financial Statements.......................................    14

                                SEPARATE ACCOUNT


        Variable Annuity Account Seven (the "Separate Account") was originally established by AIG SunAmerica Life Assurance Company (the "Company") on August 28, 1998, pursuant to the provisions of Arizona law, as a segregated asset account of the Company. The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

        The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

        The Separate Account is divided into Portfolios, with the assets of each Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the Separate Account, its Portfolios or the underlying funds. Values allocated to the Separate Account and the amount of variable annuity payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

        The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

        Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity payments).


                                 GENERAL ACCOUNT


        The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates. We may also offer the specific Dollar Cost Averaging Fixed Accounts ("DCAFA"). Assets supporting amounts allocated to fixed investment options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

        The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                  SUPPORT AGREEMENT BETWEEN THE COMPANY AND AIG

        The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

        The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool. This guarantee is unconditional and irrevocable, and the Company's policyholders have the right to enforce the guarantee directly against American Home.

                                PERFORMANCE DATA


PERFORMANCE INFORMATION

        From time to time the Separate Account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

        In addition, the Separate Account may advertise "total return" data for the Variable Portfolio (including the Cash Management Account) from the inception of the Separate Account. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.

        For periods starting prior to the date the subaccounts were first offered to the public, the total return data for the Portfolios of the Separate Account will be derived from the performance of the corresponding Portfolios of Anchor Series Trust and SunAmerica Series Trust, modified to reflect the charges and expenses as if the Separate Account Portfolio had been in existence since the inception date of each respective Anchor Series Trust and SunAmerica Series Trust Portfolio. Thus, such performance figures should not be construed to be actual historic performance of the relevant Separate Account Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Portfolios of Anchor Series Trust and SunAmerica Series Trust, adjusted to provide direct comparability to the performance of the Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). Anchor Series Trust and SunAmerica Series Trust have served since their inception as underlying investment media for Separate Accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

        Performance data for the various Portfolios are computed in the manner described below.


CASH MANAGEMENT PORTFOLIO


        Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

               Base Period Return = (EV-SV)/(SV)

        where:

              SV = value of one Accumulation Unit at the start of a 7 day period

              EV = value of one Accumulation Unit at the end of the 7 day period


        The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period.

        The current yield is then obtained by annualizing the Base Period
Return:

               Current Yield = (Base Period Return) x (365/7)

        The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                          365/7
               Effective Yield = [(Base Period Return + 1)      - 1]

        The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

        Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.


OTHER PORTFOLIOS

        The Portfolios of the Separate Account other than the Cash Management Portfolio also compute their performance data as "total return."


Total return for a Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return
(T) is computed so that it satisfies the formula:

               P(1+T)n = ERV

where:         P = a hypothetical initial payment of $1,000
               T = average annual total return
               n = number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

        These rates of return do not reflect election of any optional features. The rates of return would be lower if the optional features were included in the calculations. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

                                INCOME PAYMENTS

INITIAL MONTHLY ANNUITY PAYMENTS

        The initial income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable annuity payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the income option selected.

        The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity payment. The number of Annuity Units determined for the first variable annuity payment remains constant for the second and subsequent monthly variable annuity payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

        For fixed income payments, the amount of the second and each subsequent monthly income payment is the same as that determined above for the first monthly payment.

        For variable income payments, the amount of the second and each subsequent monthly annuity payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each income payment is due.

INCOME PAYMENTS UNDER THE INCOME PROTECTOR PROGRAM

     If contract holders elect to begin income payments using the Income Protector feature, the income benefit base is determined as described in the prospectus. The initial income payment is determined by applying the income benefit base to the annuity table specifically designated for use in conjunction with the Income Protector feature, either in the contract or in the endorsement to the contract. Those tables are based on a set amount per $1,000 of income benefit base applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the income option selected.

     The income benefit base is applied then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. The amount of the second and each subsequent income payment is the same as that determined above for the first monthly payment.

          DEATH BENEFIT FOR CONTRACTS ISSUED BEFORE NOVEMBER 24, 2003

        If you should die during the Accumulation Phase of your contract, We pay a death benefit to your Beneficiary. The death benefit (unless limited by your Plan) equals the greater of:

          1. Total Purchase Payments minus total withdrawals and loans (and any fees and charges applicable to those withdrawals and/or loans) at the time We receive satisfactory proof of death; or;

          2. Contract Value at the time We receive satisfactory proof of death and all required paperwork.

        We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments (or a portion thereof) in accordance with the income option you selected. SEE INCOME OPTIONS BELOW.

                               ANNUITY UNIT VALUES

        The value of an Annuity Unit is determined independently for each Portfolio.

        The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Portfolio exceed 3.5%, variable income payments derived from allocations to that Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable income payments will decrease over time. If the net investment rate equals 3.5%, the variable income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for income payments to increase (or not to decrease).

        The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each income payment will vary accordingly.

        For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

        The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

        The NIF for any Portfolio for a certain month is determined by dividing
(a) by (b) where:

        (a) is the Accumulation Unit value of the Portfolio determined as of the end of that month, and

        (b) is the Accumulation Unit value of the Portfolio determined as of the end of the preceding month.

        The NIF for a Portfolio for a given month is a measure of the net investment performance of the Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than
1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Portfolio invests; it is also reduced by Separate Account asset charges.

        ILLUSTRATIVE EXAMPLE

        Assume that one share of a given Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                      NIF = ($11.46/$11.44)

                          = 1.00174825

        The change in Annuity Unit value for a Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity payment tables are based. For example, if the net investment rate for a Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                         (1/12)
               1/[(1.035)      ] = 0.99713732

        In the example given above, if the Annuity Unit value for the Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

               $10.103523 x 1.00174825 x 0.99713732 = $10.092213

VARIABLE INCOME PAYMENTS

        ILLUSTRATIVE EXAMPLE

        Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second income payment date is $13.327695.

        P's first variable income payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable annuity payment is determined by multiplying the factor of
4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

             First Payment = 4.92 x ($116,412.31/$1,000) = $572.75

        The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

             Annuity Units = $572.75/$13.256932 = 43.203812

        P's second variable annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

             Second Payment = 43.203812 x $13.327695 = $575.81

        The third and subsequent variable income payments are computed in a manner similar to the second variable annuity payment.

        Note that the amount of the first variable income payment depends on the contract value in the relevant Portfolio on the Annuity Date and thus reflects the investment performance of the Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Portfolio). The net investment performance of the Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity payments.

DEATH BENEFITS OPTIONS FOR CONTRACTS ISSUED BEFORE NOVEMBER 24, 2003.

The following details the death benefit options for contracts issued before November 24, 2003:

The death benefit is the greater of:

    1. Total Purchase Payments minus total withdrawals and loans (and any fees and charges applicable to those withdrawals and/or loans) at the time We receive satisfactory proof of death, or;

    2. Contract Value at the time We receive satisfactory proof of death and all required paperwork.

                                      TAXES

General

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Withholding Tax on Distributions

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401(a) or 403(a) or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Non-Natural Owners

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Multiple Contracts

The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

Tax Treatment of Assignments of Qualified Contracts

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a domestic relations order.)

Tax Treatment of Gifting, Assigning, or Transferring Ownership of a Nonqualified Contract

If you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Trustee to Trustee Transfers of Qualified Contracts

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

Qualified Plans

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2005 is $14,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $4,000 in 2005 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2005 may not exceed the lessor of $42,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2005 is the lessor of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2005. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2005 is the lessor of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2005. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $160,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversion into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Sections 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

Economic Growth and Tax Relief Reconciliation Act of 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

                            DISTRIBUTION OF CONTRACTS

        The contracts are offered through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG Retirement Services, Inc. Contracts are offered on a continuous basis.


                              FINANCIAL STATEMENTS



The consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, are incorporated by reference to Form N-4, Post-Effective Amendment Nos. 14 under the Securities Act of 1933 and Amendment No. 15 under the Investment Company Act of 1940, File Nos. 333-63511 and 811-09003, filed April 28, 2005, Accession No. 0000950129-05-004288 in this
Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts for amounts allocated to the Fixed Accounts.



The financial statements of Variable Annuity Account Seven at April 30, 2005, and for each of the two years in the period ended April 30, 2005, are included herein.






PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the separate account and the Company. The financial statements referred to above have been so included or incorporated by reference in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                         VARIABLE ANNUITY ACCOUNT SEVEN

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                                 APRIL 30, 2005

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY


                              FINANCIAL STATEMENTS
                                 APRIL 30, 2005




                                    CONTENTS

Report of Independent Registered Public Accounting Firm ....................  1
Statement of Assets and Liabilities ........................................  2
Schedule of Portfolio Investments ..........................................  8
Statement of Operations ....................................................  9
Statement of Changes in Net Assets .........................................  15
Notes to Financial Statements ..............................................  27

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Seven

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Seven, a separate account of AIG SunAmerica Life Assurance Company (the "Separate Account") at April 30, 2005, the results of each of their operations for the periods indicated, and the changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Los Angeles, California
June 28, 2005

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005

                                                                  Government
                                         Asset       Capital         and                     Aggressive      Alliance      Blue Chip
                                      Allocation  Appreciation  Quality Bond      Growth        Growth        Growth        Growth
                                       Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                       (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                     -----------------------------------------------------------------------------------------------
Assets:
 Investments in Anchor Series
     Trust,
     at net asset value              $17,336,407   $83,487,910   $74,583,311   $56,478,498   $         0   $         0   $         0
 Investments in SunAmerica Series
     Trust,
     at net asset value                        0             0             0             0    11,620,263    60,549,487     1,418,582
 Investments in Van Kampen Life
     Investment Trust,
     at net asset value                        0             0             0             0             0             0             0
 Investments in Lord Abbett Series
     Fund, Inc.,
     at net asset value                        0             0             0             0             0             0             0
 Investments in American Funds
     Insurance Series,
     at net asset value                        0             0             0             0             0             0             0
                                     -----------------------------------------------------------------------------------------------

Total Assets:                        $17,336,407   $83,487,910   $74,583,311   $56,478,498   $11,620,263   $60,549,487   $ 1,418,582

Liabilities:                                   0             0             0             0             0             0             0
                                     -----------------------------------------------------------------------------------------------

                                     $17,336,407   $83,487,910   $74,583,311   $56,478,498   $11,620,263   $60,549,487   $ 1,418,582
                                     ===============================================================================================
Net assets:

 Accumulation units                  $17,332,494   $83,428,988   $74,492,010   $56,435,386   $11,620,263   $60,514,741   $ 1,418,582

 Contracts in payout
   (annuitization) period                  3,913        58,922        91,301        43,112             0        34,746             0
                                     -----------------------------------------------------------------------------------------------

      Total net assets               $17,336,407   $83,487,910   $74,583,311   $56,478,498   $11,620,263   $60,549,487   $ 1,418,582
                                     ===============================================================================================

Accumulation units outstanding           971,032     6,202,015     5,005,538     4,488,033       904,750     3,450,927       268,342
                                     ===============================================================================================

Contracts with total expenses of
 0.85% *:
 Net Assets                          $        --   $     8,028   $     1,680   $    11,384   $       123   $    10,882   $        --
 Accumulation units outstanding               --         1,009           132         1,317            22         2,006            --
 Unit value of accumulation units    $        --   $      7.96   $     12.73   $      8.64   $      5.57   $      5.43   $        --

Contracts with total expenses of
 0.85% **:
 Net Assets                          $ 4,608,817   $53,925,373   $37,175,948   $36,471,490   $ 1,702,132   $ 9,677,403   $ 1,276,859
 Accumulation units outstanding          391,287     5,011,960     2,798,749     3,599,424       200,065     1,483,547       241,276
 Unit value of accumulation units    $     11.78   $     10.76   $     13.28   $     10.13   $      8.51   $      6.52   $      5.29

Contracts with total expenses of
 1.10% :
 Net Assets                          $   154,913   $ 5,002,215   $ 2,769,307   $ 2,815,164   $    95,334   $   759,499   $   141,723
 Accumulation units outstanding           13,285       470,268       210,678       280,792        11,309       117,667        27,066
 Unit value of accumulation units    $     11.66   $     10.64   $     13.14   $     10.03   $      8.43   $      6.45   $      5.24

Contracts with total expenses of
 1.25% :
 Net Assets                          $12,572,677   $24,552,294   $34,636,376   $17,180,460   $ 9,822,674   $50,101,703   $        --
 Accumulation units outstanding          566,460       718,778     1,995,979       606,500       693,354     1,847,707            --
 Unit value of accumulation units    $     22.20   $     34.16   $     17.35   $     28.33   $     14.17   $     27.12   $        --

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (Continued)

                                                                     Davis
                                         Cash       Corporate       Venture     "Dogs" of      Emerging        Equity       Equity
                                      Management       Bond          Value     Wall Street      Markets        Income        Index
                                       Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                       (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                     -----------------------------------------------------------------------------------------------
Assets:
 Investments in Anchor Series
     Trust,
     at net asset value              $         0   $         0   $         0    $        0   $         0    $        0   $         0
 Investments in SunAmerica Series
     Trust,
     at net asset value               20,569,647    49,923,331    94,709,800     6,504,889     7,347,341     6,841,407    35,204,686
 Investments in Van Kampen Life
     Investment Trust,
     at net asset value                        0             0             0             0             0             0             0
 Investments in Lord Abbett Series
     Fund, Inc.,
     at net asset value                        0             0             0             0             0             0             0
 Investments in American Funds
     Insurance Series,
     at net asset value                        0             0             0             0             0             0             0
                                     -----------------------------------------------------------------------------------------------

Total Assets:                        $20,569,647   $49,923,331   $94,709,800    $6,504,889    $7,347,341    $6,841,407   $35,204,686

Liabilities:                                   0             0             0             0             0             0             0
                                     -----------------------------------------------------------------------------------------------

                                     $20,569,647   $49,923,331   $94,709,800    $6,504,889    $7,347,341    $6,841,407   $35,204,686
                                     ===============================================================================================
Net assets:

 Accumulation units                  $20,514,277   $49,915,099   $94,691,590    $6,503,327    $7,335,221    $6,825,345   $35,130,724

 Contracts in payout
   (annuitization) period                 55,370         8,232        18,210         1,562        12,120        16,062        73,962
                                     -----------------------------------------------------------------------------------------------

      Total net assets               $20,569,647   $49,923,331   $94,709,800    $6,504,889    $7,347,341    $6,841,407   $35,204,686
                                     ===============================================================================================

Accumulation units outstanding         1,660,970     3,499,746     6,547,997    $  573,762       636,170       603,319     4,114,983
                                     ===============================================================================================

Contracts with total expenses of
 0.85% *:
 Net Assets                          $    36,916   $        --   $    13,515    $       97    $       --    $       --   $        --
 Accumulation units outstanding            3,497            --         1,204             8            --            --            --
 Unit value of accumulation units    $     10.56   $        --   $     11.22    $    12.06    $       --    $       --   $        --

Contracts with total expenses of
 0.85% **:
 Net Assets                          $ 5,585,746   $38,096,726   $64,816,693    $  915,924    $1,141,684    $       --   $        --
 Accumulation units outstanding          510,350     2,764,553     5,266,766        71,462        83,882            --            --
 Unit value of accumulation units    $     10.94   $     13.78   $     12.31    $    12.82    $    13.61    $       --   $        --

Contracts with total expenses of
 1.10% :
 Net Assets                          $   346,215   $ 3,193,763   $ 6,614,593    $   73,523    $  111,651    $       --   $        --
 Accumulation units outstanding           31,888       234,296       543,292         5,785         8,275            --            --
 Unit value of accumulation units    $     10.86   $     13.63   $     12.18    $    12.71    $    13.49    $       --   $        --

Contracts with total expenses of
 1.25% :
 Net Assets                          $14,600,770   $ 8,632,842   $23,264,999    $5,515,345    $6,094,006    $6,841,407   $35,204,686
 Accumulation units outstanding        1,115,235       500,897       736,735       496,507       544,013       603,319     4,114,983
 Unit value of accumulation units    $     13.09   $     17.23   $     31.58    $    11.11    $    11.20    $    11.34   $      8.56

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (Continued)

                                       Federated                                 Goldman
                                        American      Global        Global        Sachs       Growth-        Growth     High-Yield
                                         Leaders       Bond        Equities      Research      Income     Opportunities    Bond
                                       Portfolio     Portfolio     Portfolio     Portfolio    Portfolio     Portfolio    Portfolio
                                       (Class 1)     (Class 1)     (Class 1)     (Class 1)    (Class 1)     (Class 1)    (Class 1)
                                     -----------------------------------------------------------------------------------------------
Assets:
 Investments in Anchor Series
     Trust,
     at net asset value              $         0   $         0   $         0   $         0   $         0   $         0   $         0
 Investments in SunAmerica Series
     Trust,
     at net asset value               18,567,050     9,740,574     9,402,833     1,168,750    56,491,767       287,334    14,737,078
 Investments in Van Kampen Life
     Investment Trust,
     at net asset value                        0             0             0             0             0             0             0
 Investments in Lord Abbett Series
     Fund, Inc.,
     at net asset value                        0             0             0             0             0             0             0
 Investments in American Funds
     Insurance Series,
     at net asset value                        0             0             0             0             0             0             0
                                     -----------------------------------------------------------------------------------------------

Total Assets:                        $18,567,050   $ 9,740,574   $ 9,402,833   $ 1,168,750   $56,491,767   $   287,334   $14,737,078

Liabilities:                                   0             0             0             0             0             0             0
                                     -----------------------------------------------------------------------------------------------

                                     $18,567,050   $ 9,740,574   $ 9,402,833   $ 1,168,750   $56,491,767   $   287,334   $14,737,078
                                     ===============================================================================================
Net assets:

 Accumulation units                  $18,565,615   $ 9,727,861   $ 9,401,629   $ 1,168,750   $56,362,377   $   287,334   $14,736,177

 Contracts in payout
   (annuitization) period                  1,435        12,713         1,204             0       129,390             0           901
                                     -----------------------------------------------------------------------------------------------

      Total net assets               $18,567,050   $ 9,740,574   $ 9,402,833   $ 1,168,750   $56,491,767   $   287,334   $14,737,078
                                     ===============================================================================================

Accumulation units outstanding         1,522,266       632,442       731,337       178,277     3,029,829        65,458     1,106,694
                                     ===============================================================================================

Contracts with total expenses of
 0.85% *:
 Net Assets                          $        --   $        --   $        --   $        --   $     2,045   $        --   $        --
 Accumulation units outstanding               --            --            --            --           262            --            --
 Unit value of accumulation units    $        --   $        --   $        --   $        --   $      7.81   $        --   $        --

Contracts with total expenses of
 0.85% **:
 Net Assets                          $12,141,857   $ 3,482,606   $ 2,155,822   $ 1,090,228   $10,654,013   $   278,022   $ 9,389,223
 Accumulation units outstanding        1,123,719       271,920       293,259       166,184     1,251,543        63,432       781,111
 Unit value of accumulation units    $     10.81   $     12.81   $      7.35   $      6.56   $      8.51   $      4.38   $     12.02

Contracts with total expenses of
 1.10% :
 Net Assets                          $   740,624   $   296,269   $    57,987   $    78,522   $   774,049   $     9,312   $   634,939
 Accumulation units outstanding           69,259        23,374         7,970        12,093        91,889         2,026        53,321
 Unit value of accumulation units    $     10.69   $     12.67   $      7.28   $      6.49   $      8.42   $      4.60   $     11.91

Contracts with total expenses of
 1.25% :
 Net Assets                          $ 5,684,569   $ 5,961,699   $ 7,189,024   $        --   $45,061,660   $        --   $ 4,712,916
 Accumulation units outstanding          329,288       337,148       430,108            --     1,686,135            --       272,262
 Unit value of accumulation units    $     17.26   $     17.68   $     16.71   $        --   $     26.72   $        --   $     17.31

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (Continued)

                                                                     MFS
                                   International International  Massachusetts                                Putnam
                                    Diversified    Growth and     Investors      MFS Mid-     MFS Total      Growth:         Real
                                      Equities       Income         Trust      Cap Growth      Return        Voyager        Estate
                                      Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                      (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                     -----------------------------------------------------------------------------------------------
Assets:
 Investments in Anchor Series
     Trust,
     at net asset value              $         0   $         0   $         0   $         0   $         0   $         0   $         0
 Investments in SunAmerica Series
     Trust,
     at net asset value                5,681,049    16,531,318     6,498,005     3,527,481    96,653,891    29,214,010    10,901,751
 Investments in Van Kampen Life
     Investment Trust,
     at net asset value                        0             0             0             0             0             0             0
 Investments in Lord Abbett Series
     Fund, Inc.,
     at net asset value                        0             0             0             0             0             0             0
 Investments in American Funds
     Insurance Series,
     at net asset value                        0             0             0             0             0             0             0
                                     -----------------------------------------------------------------------------------------------

Total Assets:                        $ 5,681,049   $16,531,318   $ 6,498,005   $ 3,527,481   $96,653,891   $29,214,010   $10,901,751

Liabilities:                                   0             0             0             0             0             0             0
                                     -----------------------------------------------------------------------------------------------

                                     $ 5,681,049   $16,531,318   $ 6,498,005   $ 3,527,481   $96,653,891   $29,214,010   $10,901,751
                                     ===============================================================================================
Net assets:

 Accumulation units                  $ 5,681,009   $16,511,708   $ 6,498,005   $ 3,527,481   $96,653,891   $29,186,585   $10,901,751

 Contracts in payout
   (annuitization) period                     40        19,610             0             0             0        27,425             0
                                     -----------------------------------------------------------------------------------------------

      Total net assets               $ 5,681,049   $16,531,318   $ 6,498,005   $ 3,527,481   $96,653,891   $29,214,010   $10,901,751
                                     ===============================================================================================

Accumulation units outstanding           649,657     1,461,032       734,202       464,234     6,985,249     2,873,774       491,780
                                     ===============================================================================================

Contracts with total expenses of
 0.85% *:
 Net Assets                          $       487   $     6,896   $        --   $        --   $        --   $       996   $       173
 Accumulation units outstanding               44           750            --            --            --           174             8
 Unit value of accumulation units    $     11.07   $      9.19   $        --   $        --   $        --   $      5.73   $     21.57

Contracts with total expenses of
 0.85% **:
 Net Assets                          $ 2,006,262   $ 8,929,496   $ 5,950,480   $ 3,261,515   $88,081,899   $10,032,254   $ 3,905,298
 Accumulation units outstanding          292,725       872,379       671,759       428,891     6,359,705     1,613,813       158,560
 Unit value of accumulation units    $      6.85   $     10.24   $      8.86   $      7.60   $     13.85   $      6.22   $     24.63

Contracts with total expenses of
 1.10% :
 Net Assets                          $   103,229   $   372,924   $   547,525   $   265,966   $ 8,571,992   $   883,415   $   340,609
 Accumulation units outstanding           15,209        36,801        62,443        35,343       625,544       143,580        13,970
 Unit value of accumulation units    $      6.79   $     10.13   $      8.77   $      7.53   $     13.70   $      6.15   $     24.38

Contracts with total expenses of
 1.25% :
 Net Assets                          $ 3,571,071   $ 7,222,002   $        --   $        --   $        --   $18,297,345   $ 6,655,671
 Accumulation units outstanding          341,679       551,102            --            --            --     1,116,207       319,242
 Unit value of accumulation units    $     10.45   $     13.10   $        --   $        --   $        --   $     16.39   $     20.85

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (Continued)

                                          Small
                                        Company     SunAmerica                    Telecom     Worldwide                    Emerging
                                         Value       Balanced     Technology      Utility    High Income    Comstock       Growth
                                       Portfolio     Portfolio     Portfolio     Portfolio    Portfolio     Portfolio     Portfolio
                                       (Class 1)     (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class II)    (Class II)
                                    ------------------------------------------------------------------------------------------------
Assets:
 Investments in Anchor Series
     Trust,
     at net asset value             $          0  $          0  $          0  $          0  $          0  $          0  $          0
 Investments in SunAmerica Series
     Trust,
     at net asset value                9,345,792    48,101,607       289,994     3,606,091     5,019,174             0             0
 Investments in Van Kampen Life
     Investment Trust,
     at net asset value                        0             0             0             0             0   123,820,013     7,054,221
 Investments in Lord Abbett Series
     Fund, Inc.,
     at net asset value                        0             0             0             0             0             0             0
 Investments in American Funds
     Insurance Series,
     at net asset value                        0             0             0             0             0             0             0
                                    ------------------------------------------------------------------------------------------------

Total Assets:                       $  9,345,792  $ 48,101,607  $    289,994  $  3,606,091  $  5,019,174  $123,820,013  $  7,054,221

Liabilities:                                   0             0             0             0             0             0             0
                                    ------------------------------------------------------------------------------------------------

                                    $  9,345,792  $ 48,101,607  $    289,994  $  3,606,091  $  5,019,174  $123,820,013  $  7,054,221
                                    ================================================================================================
Net assets:

 Accumulation units                 $  9,345,792  $ 47,981,477  $    289,994  $  3,582,106  $  5,017,687  $123,820,013  $  7,054,221

 Contracts in payout
   (annuitization) period                      0       120,130             0        23,985         1,487             0             0
                                    ------------------------------------------------------------------------------------------------

      Total net assets              $  9,345,792  $ 48,101,607  $    289,994  $  3,606,091  $  5,019,174  $123,820,013  $  7,054,221
                                    ================================================================================================

Accumulation units outstanding           456,861     3,519,306       140,711       320,859       353,167    10,329,777       820,359
                                    ================================================================================================

Contracts with total expenses of
 0.85% *:
 Net Assets                         $      6,154  $      4,620  $         --  $        507  $         --  $         --  $         --
 Accumulation units outstanding              427           630            --            59            --            --            --
 Unit value of accumulation units   $      14.41  $       7.33  $         --  $       8.59  $         --  $         --  $         --

Contracts with total expenses of
 0.85% **:
 Net Assets                         $         --  $  4,572,588  $    260,080  $    322,680  $  3,039,637  $113,754,986  $  6,354,396
 Accumulation units outstanding               --       538,668       126,057        39,917       241,802     9,483,533       738,594
 Unit value of accumulation units   $         --  $       8.49  $       2.06  $       8.08  $      12.57  $      12.00  $       8.60

Contracts with total expenses of
 1.10% :
 Net Assets                         $         --  $    257,012  $     29,914  $     35,034  $    211,636  $ 10,065,027  $    699,825
 Accumulation units outstanding               --        30,592        14,654         4,376        17,004       846,244        81,765
 Unit value of accumulation units   $         --  $       8.40  $       2.04  $       8.01  $      12.45  $      11.89  $       8.56

Contracts with total expenses of
 1.25% :
 Net Assets                         $  9,339,638  $ 43,267,387  $         --  $  3,247,870  $  1,767,901  $         --  $         --
 Accumulation units outstanding          456,434     2,949,416            --       276,507        94,361            --            --
 Unit value of accumulation units   $      20.46  $      14.67  $         --  $      11.75  $      18.74  $         --  $         --


* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (Continued)

                                        Growth        Growth       Mid-Cap         Asset        Global                     Growth-
                                      and Income    and Income      Value        Allocation     Growth        Growth       Income
                                       Portfolio     Portfolio     Portfolio        Fund         Fund          Fund         Fund
                                      (Class II)    (Class VC)    (Class VC)     (Class 2)     (Class 2)     (Class 2)    (Class 2)
                                    ------------------------------------------------------------------------------------------------
Assets:
 Investments in Anchor Series
     Trust,
     at net asset value             $          0  $          0  $          0  $          0  $          0  $          0  $          0
 Investments in SunAmerica Series
     Trust,
     at net asset value                        0             0             0             0             0             0             0
 Investments in Van Kampen Life
     Investment Trust,
     at net asset value               88,359,318             0             0             0             0             0             0
 Investments in Lord Abbett Series
     Fund, Inc.,
     at net asset value                        0   101,751,623    70,971,529             0             0             0             0
 Investments in American Funds
     Insurance Series,
     at net asset value                        0             0             0   135,479,401    78,648,361   119,536,271   215,972,523
                                    ------------------------------------------------------------------------------------------------

Total Assets:                       $ 88,359,318  $101,751,623  $ 70,971,529  $135,479,401  $ 78,648,361  $119,536,271  $215,972,523

Liabilities:                                   0             0             0             0             0             0             0
                                    ------------------------------------------------------------------------------------------------

                                    $ 88,359,318  $101,751,623  $ 70,971,529  $135,479,401  $ 78,648,361  $119,536,271  $215,972,523
                                    ================================================================================================
Net assets:

 Accumulation units                 $ 88,359,318  $101,751,623  $ 70,971,529  $135,479,401  $ 78,648,361  $119,536,271  $215,972,523

 Contracts in payout
   (annuitization) period                      0             0             0             0             0             0             0
                                    ------------------------------------------------------------------------------------------------

      Total net assets              $ 88,359,318  $101,751,623  $ 70,971,529  $135,479,401  $ 78,648,361  $119,536,271  $215,972,523
                                    ================================================================================================

Accumulation units outstanding         7,005,529     8,950,812     5,757,573    10,281,648     4,950,458     7,551,610    14,472,601
                                    ================================================================================================

Contracts with total expenses of
 0.85% *:
 Net Assets                         $         --  $         --  $         --  $         --  $         --  $         --  $         --
 Accumulation units outstanding               --            --            --            --            --            --            --
 Unit value of accumulation units   $         --  $         --  $         --  $         --  $         --  $         --  $         --

Contracts with total expenses of
 0.85% **:
 Net Assets                         $ 81,170,957  $ 93,430,455  $ 64,674,756  $124,792,909  $ 73,040,829  $108,714,487  $199,135,381
 Accumulation units outstanding        6,430,178     8,213,816     5,243,266     9,466,337     4,595,577     6,864,169    13,337,082
 Unit value of accumulation units   $      12.62  $      11.37  $      12.33  $      13.18  $      15.89  $      15.84  $      14.93

Contracts with total expenses of
 1.10%:
 Net Assets                         $  7,188,361  $  8,321,168  $  6,296,773  $ 10,686,492  $  5,607,532  $ 10,821,784  $ 16,837,142
 Accumulation units outstanding          575,351       736,996       514,307       815,311       354,881       687,441     1,135,519
 Unit value of accumulation units   $      12.49  $      11.29  $      12.24  $      13.11  $      15.80  $      15.74  $      14.83

Contracts with total expenses of
 1.25%:
 Net Assets                         $         --  $         --  $         --  $         --  $         --  $         --  $         --
 Accumulation units outstanding               --            --            --            --            --            --            --
 Unit value of accumulation units   $         --  $         --  $         --  $         --  $         --  $         --  $         --

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 APRIL 30, 2005


                                                                                Net Asset Value       Net Asset
Variable Accounts                                                 Shares           Per Share            Value              Cost
------------------------------------------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST:
 Asset Allocation Portfolio (Class 1)                            1,198,057       $      14.47       $ 17,336,407       $ 16,639,262
 Capital Appreciation Portfolio (Class 1)                        2,701,079              30.91         83,487,910         94,601,893
 Government and Quality Bond Portfolio (Class 1)                 4,925,977              15.14         74,583,311         73,206,114
 Growth Portfolio (Class 1)                                      2,132,911              26.48         56,478,498         59,358,415


SUNAMERICA SERIES TRUST:
 Aggressive Growth Portfolio (Class 1)                           1,199,108       $       9.69       $ 11,620,263       $ 17,451,358
 Alliance Growth Portfolio (Class 1)                             3,480,607              17.40         60,549,487        105,803,084
 Blue Chip Growth Portfolio (Class 1)                              237,484               5.97          1,418,582          1,417,712
 Cash Management Portfolio (Class 1)                             1,913,001              10.75         20,569,647         20,656,937
 Corporate Bond Portfolio (Class 1)                              4,206,297              11.87         49,923,331         49,427,499
 Davis Venture Value Portfolio (Class 1)                         3,664,391              25.85         94,709,800         87,628,417
 "Dogs" of Wall Street Portfolio (Class 1)                         629,609              10.33          6,504,889          5,930,833
 Emerging Markets Portfolio (Class 1)                              635,752              11.56          7,347,341          5,669,719
 Equity Income Portfolio (Class 1)                                 585,006              11.69          6,841,407          6,189,743
 Equity Index Portfolio (Class 1)                                3,563,956               9.88         35,204,686         39,602,363
 Federated American Leaders Portfolio (Class 1)                  1,172,289              15.84         18,567,050         17,661,139
 Global Bond Portfolio (Class 1)                                   820,734              11.87          9,740,574          9,194,389
 Global Equities Portfolio (Class 1)                               852,829              11.03          9,402,833         13,979,813
 Goldman Sachs Research Portfolio (Class 1)                        167,960               6.96          1,168,750          1,143,157
 Growth-Income Portfolio (Class 1)                               2,536,808              22.27         56,491,767         71,085,871
 Growth Opportunities Portfolio (Class 1)                           60,665               4.74            287,334            316,526
 High-Yield Bond Portfolio (Class 1)                             2,068,957               7.12         14,737,078         14,913,638
 International Diversified Equities Portfolio (Class 1)            749,839               7.58          5,681,049          5,650,764
 International Growth and Income Portfolio (Class 1)             1,432,405              11.54         16,531,318         15,157,111
 MFS Massachusetts Investors Trust Portfolio (Class 1)             579,662              11.21          6,498,005          6,837,360
 MFS Mid-Cap Growth Portfolio (Class 1)                            435,668               8.10          3,527,481          4,836,893
 MFS Total Return Portfolio (Class 1)                            5,534,160              17.46         96,653,891         88,232,639
 Putnam Growth: Voyager Portfolio (Class 1)                      2,153,637              13.56         29,214,010         44,628,721
 Real Estate Portfolio (Class 1)                                   571,901              19.06         10,901,751          7,723,544
 Small Company Value Portfolio (Class 1)                           645,886              14.47          9,345,792          7,227,075
 SunAmerica Balanced Portfolio (Class 1)                         3,547,068              13.56         48,101,607         59,908,932
 Technology Portfolio (Class 1)                                    126,478               2.29            289,994            342,090
 Telecom Utility Portfolio (Class 1)                               412,737               8.74          3,606,091          4,901,274
 Worldwide High Income Portfolio (Class 1)                         662,955               7.57          5,019,174          5,203,574

VAN KAMPEN LIFE INVESTMENT TRUST:
 Comstock Portfolio (Class II)                                   9,665,887       $      12.81       $123,820,013       $114,266,808
 Emerging Growth Portfolio (Class II)                              292,221              24.14          7,054,221          6,823,530
 Growth and Income Portfolio (Class II)                          4,783,937              18.47         88,359,318         81,038,782


LORD ABBETT SERIES FUND, INC.:
 Growth and Income Portfolio (Class VC)                          3,912,019       $      26.01       $101,751,623       $ 93,920,986
 Mid-Cap Value Portfolio (Class VC)                              3,595,316              19.74         70,971,529         63,891,657


AMERICAN FUNDS INSURANCE SERIES:
 Asset Allocation Fund (Class 2)                                 8,942,535       $      15.15       $135,479,401       $129,204,383
 Global Growth Fund (Class 2)                                    4,740,709              16.59         78,648,361         73,685,320
 Growth Fund (Class 2)                                           2,429,599              49.20        119,536,271        110,337,875
 Growth-Income Fund (Class 2)                                    6,167,119              35.02        215,972,523        204,631,152


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005

                                                              Government
                                  Asset         Capital          and                        Aggressive      Alliance      Blue Chip
                               Allocation    Appreciation    Quality Bond      Growth         Growth         Growth        Growth
                                Portfolio     Portfolio       Portfolio       Portfolio      Portfolio      Portfolio     Portfolio
                                (Class 1)     (Class 1)       (Class 1)       (Class 1)      (Class 1)      (Class 1)     (Class 1)
                              -----------------------------------------------------------------------------------------------------
Investment income:
    Dividends                 $   482,206   $          0    $  3,275,248    $   273,364    $         0    $    226,461    $   2,262
                              -----------------------------------------------------------------------------------------------------
        Total investment
          income                  482,206              0       3,275,248        273,364              0         226,461        2,262
                              -----------------------------------------------------------------------------------------------------
Expenses:
    Mortality and expense
      risk charge                (176,624)      (660,157)       (650,731)      (435,344)      (127,383)       (715,842)      (9,916)
    Distribution expense
      charge                      (26,390)      (115,936)       (105,109)       (75,954)       (18,280)       (103,949)      (2,048)
                              -----------------------------------------------------------------------------------------------------
        Total expenses           (203,014)      (776,093)       (755,840)      (511,298)      (145,663)       (819,791)     (11,964)
                              -----------------------------------------------------------------------------------------------------
Net investment income (loss)      279,192       (776,093)      2,519,408       (237,934)      (145,663)       (593,330)      (9,702)
                              -----------------------------------------------------------------------------------------------------
Net realized gains (losses)
  from securities
  transactions:
    Proceeds from shares
      sold                      4,284,243      5,965,948      14,474,857      4,726,572      2,904,337      17,025,972      311,637
    Cost of shares sold        (4,214,311)    (7,586,371)    (13,896,663)    (5,796,515)    (4,182,567)    (29,338,640)    (307,039)
                              -----------------------------------------------------------------------------------------------------
Net realized gains (losses)
  from securities
  transactions                     69,932     (1,620,423)        578,194     (1,069,943)    (1,278,230)    (12,312,668)       4,598
Realized gain distribution              0              0          27,875              0              0               0            0
                              -----------------------------------------------------------------------------------------------------
Net realized gains (losses)        69,932     (1,620,423)        606,069     (1,069,943)    (1,278,230)    (12,312,668)       4,598
                              -----------------------------------------------------------------------------------------------------
Net unrealized appreciation
  (depreciation) of
  investments:
    Beginning of period            14,029    (13,934,667)      2,134,135     (6,868,241)    (8,416,750)    (59,217,528)      14,389
    End of period                 697,145    (11,113,983)      1,377,197     (2,879,917)    (5,831,095)    (45,253,597)         870
                              -----------------------------------------------------------------------------------------------------
Change in net unrealized
  appreciation
  (depreciation) of
  investments                     683,116      2,820,684        (756,938)     3,988,324      2,585,655      13,963,931      (13,519)
                              -----------------------------------------------------------------------------------------------------
Increase (decrease) in net
  assets from operations      $ 1,032,240   $    424,168    $  2,368,539    $ 2,680,447    $ 1,161,762    $  1,057,933    $ (18,623)
                              =====================================================================================================

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                   (Continued)

                                                             Davis
                                 Cash       Corporate       Venture        "Dogs" of      Emerging        Equity         Equity
                              Management       Bond          Value        Wall Street      Markets        Income          Index
                              Portfolio      Portfolio     Portfolio       Portfolio      Portfolio      Portfolio      Portfolio
                              (Class 1)      (Class 1)     (Class 1)       (Class 1)      (Class 1)      (Class 1)      (Class 1)
                             ------------------------------------------------------------------------------------------------------
Investment income:
    Dividends                $    152,856   $ 1,876,960    $   743,165    $   171,329    $    69,591    $   101,133    $    424,152
                             ------------------------------------------------------------------------------------------------------
        Total investment
          income                  152,856     1,876,960        743,165        171,329         69,591        101,133         424,152
                             ------------------------------------------------------------------------------------------------------
Expenses:
    Mortality and expense
      risk charge                (197,902)     (313,250)      (715,540)       (73,833)       (70,361)       (84,093)       (426,720)
    Distribution expense
      charge                      (29,939)      (57,635)      (129,367)       (10,563)       (10,169)       (11,467)        (58,189)
                             ------------------------------------------------------------------------------------------------------
        Total expenses           (227,841)     (370,885)      (844,907)       (84,396)       (80,530)       (95,560)       (484,909)
                             ------------------------------------------------------------------------------------------------------
Net investment income
  (loss)                          (74,985)    1,506,075       (101,742)        86,933        (10,939)         5,573         (60,757)
                             ------------------------------------------------------------------------------------------------------
Net realized gains
  (losses) from securities
  transactions:
    Proceeds from shares
      sold                     18,486,935     3,087,628      7,792,296      1,973,547      3,819,518      2,508,857      10,109,024
    Cost of shares sold       (18,604,314)   (2,943,118)    (7,573,009)    (1,809,462)    (3,147,175)    (2,318,406)    (11,562,563)
                             ------------------------------------------------------------------------------------------------------
Net realized gains
  (losses) from
  securities
  transactions                   (117,379)      144,510        219,287        164,085        672,343        190,451      (1,453,539)
Realized gain
  distribution                          0             0              0              0              0              0               0
                             ------------------------------------------------------------------------------------------------------
Net realized gains
  (losses)                       (117,379)      144,510        219,287        164,085        672,343        190,451      (1,453,539)
                             ------------------------------------------------------------------------------------------------------
Net unrealized
  appreciation
  (depreciation)
  of investments:
    Beginning of period          (320,045)      810,952       (100,453)       696,085      1,023,160        411,215      (7,691,922)
    End of period                 (87,290)      495,832      7,081,383        574,056      1,677,622        651,664      (4,397,677)
                             ------------------------------------------------------------------------------------------------------
Change in net unrealized
  appreciation
  (depreciation) of
  investments                     232,755      (315,120)     7,181,836       (122,029)       654,462        240,449       3,294,245
                             ------------------------------------------------------------------------------------------------------
Increase (decrease) in
  net assets from
  operations                 $     40,391   $ 1,335,465    $ 7,299,381    $   128,989    $ 1,315,866    $   436,473    $  1,779,949
                             ======================================================================================================

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                   (Continued)

                               Federated                                    Goldman
                                American       Global         Global         Sachs         Growth-        Growth       High-Yield
                                Leaders         Bond         Equities      Research        Income      Opportunities      Bond
                               Portfolio      Portfolio      Portfolio     Portfolio      Portfolio      Portfolio      Portfolio
                               (Class 1)      (Class 1)      (Class 1)     (Class 1)      (Class 1)      (Class 1)      (Class 1)
                              ----------------------------------------------------------------------------------------------------
Investment income:
    Dividends                 $   250,126    $         0    $    33,099    $       0    $    455,562     $       0     $ 1,209,945
                              ----------------------------------------------------------------------------------------------------
        Total investment
          income                  250,126              0         33,099            0         455,562             0       1,209,945
                              ----------------------------------------------------------------------------------------------------
Expenses:
    Mortality and expense
      risk charge                (148,897)       (90,598)      (102,994)      (7,392)       (650,372)       (2,130)       (118,929)
    Distribution expense
      charge                      (26,203)       (13,773)       (15,409)      (1,542)        (95,307)         (449)        (20,786)
                              ----------------------------------------------------------------------------------------------------
        Total expenses           (175,100)      (104,371)      (118,403)      (8,934)       (745,679)       (2,579)       (139,715)
                              ----------------------------------------------------------------------------------------------------
Net investment income
    (loss)                         75,026       (104,371)       (85,304)      (8,934)       (290,117)       (2,579)      1,070,230
                              ----------------------------------------------------------------------------------------------------
Net realized gains
  (losses) from securities
  transactions:
    Proceeds from shares
      sold                      2,687,699      2,007,973      2,665,834      148,323      15,419,020       129,493       2,807,776
    Cost of shares sold        (2,698,746)    (1,936,506)    (4,049,327)    (144,085)    (19,304,387)     (138,281)     (2,941,426)
                              ----------------------------------------------------------------------------------------------------
Net realized gains
  (losses) from securities
  transactions                    (11,047)        71,467     (1,383,493)       4,238      (3,885,367)       (8,788)       (133,650)
Realized gain distribution              0        108,325              0            0               0             0               0
                              ----------------------------------------------------------------------------------------------------
Net realized gains (losses)       (11,047)       179,792     (1,383,493)       4,238      (3,885,367)       (8,788)       (133,650)
                              ----------------------------------------------------------------------------------------------------
Net unrealized appreciation
  (depreciation) of
  investments:
    Beginning of period           (69,114)       232,968     (6,622,701)      10,680     (20,018,300)      (41,044)       (821,129)
    End of period                 905,911        546,185     (4,576,980)      25,593     (14,594,104)      (29,192)       (176,560)
                              ----------------------------------------------------------------------------------------------------
Change in net unrealized
  appreciation
  (depreciation) of
  investments                     975,025        313,217      2,045,721       14,913       5,424,196        11,852         644,569
                              ----------------------------------------------------------------------------------------------------
Increase (decrease) in net
  assets from operations      $ 1,039,004    $   388,638    $   576,924    $  10,217    $  1,248,712     $     485     $ 1,581,149
                              ====================================================================================================

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                   (Continued)

                                                            MFS
                          International  International  Massachusetts                                   Putnam
                           Diversified      Growth       Investors        MFS Mid-      MFS Total       Growth:          Real
                            Equities      and Income       Trust         Cap Growth      Return         Voyager        Estate
                            Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                          (Class 1)***     (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)
                          ------------------------------------------------------------------------------------------------------
Investment income:
    Dividends             $   115,784     $   178,905    $    56,855     $         0   $   137,950    $     41,640   $   244,984
                          ------------------------------------------------------------------------------------------------------
        Total investment
          income              115,784         178,905         56,855               0       137,950          41,640       244,984
                          ------------------------------------------------------------------------------------------------------
Expenses:
    Mortality and
      expense risk
      charge                  (54,141)       (133,045)       (51,013)        (27,152)     (549,960)       (304,634)      (92,675)
    Distribution expense
      charge                   (8,430)        (22,246)       (10,538)         (5,659)     (114,056)        (46,581)      (14,295)
                          ------------------------------------------------------------------------------------------------------
        Total expenses        (62,571)       (155,291)       (61,551)        (32,811)     (664,016)       (351,215)     (106,970)
                          ------------------------------------------------------------------------------------------------------
Net investment income
  (loss)                       53,213          23,614         (4,696)        (32,811)     (526,066)       (309,575)      138,014
                          ------------------------------------------------------------------------------------------------------
Net realized gains
  (losses) from
  securities transactions:
    Proceeds from
      shares sold           2,309,376       5,061,364      1,908,983         848,244       448,719       6,775,850     2,102,649
    Cost of shares sold    (2,541,641)     (4,814,011)    (2,071,477)     (1,104,165)     (415,121)    (10,781,970)   (1,526,818)
                          ------------------------------------------------------------------------------------------------------
Net realized gains
  (losses) from
  securities
  transactions               (232,265)        247,353       (162,494)       (255,921)       33,598      (4,006,120)      575,831
Realized gain
  distribution                      0               0              0               0             0               0             0
                          ------------------------------------------------------------------------------------------------------
Net realized gains
  (losses)                   (232,265)        247,353       (162,494)       (255,921)       33,598      (4,006,120)      575,831
                          ------------------------------------------------------------------------------------------------------
Net unrealized
  appreciation
  (depreciation)
  of investments:
      Beginning of
        period               (741,784)         14,837     (1,086,362)     (1,498,084)    2,555,366     (19,100,352)    1,474,052
      End of period            30,285       1,374,207       (339,355)     (1,309,412)    8,421,252     (15,414,711)    3,178,207
                          ------------------------------------------------------------------------------------------------------
Change in net unrealized
  appreciation
  (depreciation) of
  investments                 772,069       1,359,370        747,007         188,672     5,865,886       3,685,641     1,704,155
                          ------------------------------------------------------------------------------------------------------
Increase (decrease) in
  net assets from
  operations              $   593,017     $ 1,630,337    $   579,817     $  (100,060)  $ 5,373,418    $   (630,054)  $ 2,418,000
                          ======================================================================================================

  *** For the period from October 4, 2004 (inception) to April 30, 2005.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                   (Continued)

                              Small                                                        Worldwide
                             Company        SunAmerica                      Telecom          High                          Emerging
                              Value          Balanced      Technology       Utility         Income          Comstock        Growth
                            Portfolio       Portfolio       Portfolio      Portfolio       Portfolio        Portfolio      Portfolio
                            (Class 1)       (Class 1)       (Class 1)      (Class 1)       (Class 1)       (Class II)     (Class II)
                           --------------------------------------------------------------------------------------------------------
Investment income:
    Dividends              $         0     $    831,280     $       0     $   182,606     $   272,275     $ 1,108,630     $     926
                           --------------------------------------------------------------------------------------------------------
      Total investment
        income                       0          831,280             0         182,606         272,275       1,108,630           926
                           --------------------------------------------------------------------------------------------------------
Expenses:
    Mortality and
      expense risk
      charge                  (107,684)        (570,601)       (1,985)        (39,538)        (39,214)       (633,719)      (47,988)
    Distribution
      expense charge           (14,688)         (80,414)         (409)         (5,570)         (6,626)       (131,716)       (9,888)
                           --------------------------------------------------------------------------------------------------------
        Total expenses        (122,372)        (651,015)       (2,394)        (45,108)        (45,840)       (765,435)      (57,876)
                           --------------------------------------------------------------------------------------------------------
Net investment income
  (loss)                      (122,372)         180,265        (2,394)        137,498         226,435         343,195       (56,950)
                           --------------------------------------------------------------------------------------------------------
Net realized gains
  (losses) from
  securities
  transactions:
    Proceeds from
      shares sold            2,963,265       13,080,905       112,606         927,763       1,264,871         524,946       811,544
    Cost of shares sold     (2,380,152)     (16,387,846)     (140,311)     (1,301,982)     (1,356,589)       (464,586)     (779,831)
                           --------------------------------------------------------------------------------------------------------
Net realized gains
  (losses) from
  securities
  transactions                 583,113       (3,306,941)      (27,705)       (374,219)        (91,718)         60,360        31,713
Realized gain
  distribution                       0                0             0               0               0       3,838,826             0
                           --------------------------------------------------------------------------------------------------------
Net realized gains
  (losses)                     583,113       (3,306,941)      (27,705)       (374,219)        (91,718)      3,899,186        31,713
                           --------------------------------------------------------------------------------------------------------
Net unrealized
  appreciation
  (depreciation)
  of investments:
    Beginning of period      1,249,863      (16,681,477)      (64,112)     (2,079,541)       (393,545)      5,317,417       160,175
    End of period            2,118,717      (11,807,325)      (52,096)     (1,295,183)       (184,400)      9,553,205       230,691
                           --------------------------------------------------------------------------------------------------------
Change in net unrealized
  appreciation
  (depreciation) of
  investments                  868,854        4,874,152        12,016         784,358         209,145       4,235,788        70,516
                           --------------------------------------------------------------------------------------------------------
Increase (decrease)
  in net assets from
  operations               $ 1,329,595     $  1,747,476     $ (18,083)    $   547,637     $   343,862     $ 8,478,169     $  45,279
                           ========================================================================================================

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                   (Continued)

                             Growth         Growth        Mid-Cap         Asset          Global                           Growth-
                           and Income     and Income       Value        Allocation       Growth          Growth           Income
                           Portfolio      Portfolio      Portfolio         Fund           Fund            Fund             Fund
                           (Class II)     (Class VC)     (Class VC)     (Class 2)       (Class 2)      (Class 2)         (Class 2)
                          ---------------------------------------------------------------------------------------------------------
Investment income:
    Dividends             $   725,784    $   717,502    $   160,061    $ 1,999,619     $   146,999     $   154,923     $  1,472,592
                          ---------------------------------------------------------------------------------------------------------
        Total investment
          income              725,784        717,502        160,061      1,999,619         146,999         154,923        1,472,592
                          ---------------------------------------------------------------------------------------------------------
Expenses:
    Mortality and
      expense risk
      charge                 (446,457)      (557,142)      (362,444)      (712,906)       (381,193)       (638,381)      (1,167,880)
    Distribution expense
      charge                  (92,844)      (115,703)       (75,067)      (148,330)        (79,452)       (132,039)        (243,060)
                          ---------------------------------------------------------------------------------------------------------
      Total expenses         (539,301)      (672,845)      (437,511)      (861,236)       (460,645)       (770,420)      (1,410,940)
                          ---------------------------------------------------------------------------------------------------------
Net investment income
  (loss)                      186,483         44,657       (277,450)     1,138,383        (313,646)       (615,497)          61,652
                          ---------------------------------------------------------------------------------------------------------
Net realized gains
  (losses) from
  securities
  transactions:
    Proceeds from shares
      sold                    263,500        572,131        357,193        430,629         209,993         476,158          676,110
    Cost of shares sold      (239,543)      (519,433)      (313,055)      (410,344)       (201,062)       (446,891)        (620,121)
                          ---------------------------------------------------------------------------------------------------------
Net realized gains
  (losses) from
  securities transactions      23,957         52,698         44,138         20,285           8,931          29,267           55,989
Realized gain
  distribution              2,049,427        729,351        815,372              0               0               0                0
                          ---------------------------------------------------------------------------------------------------------
Net realized gains
  (losses)                  2,073,384        782,049        859,510         20,285           8,931          29,267           55,989
                          ---------------------------------------------------------------------------------------------------------
Net unrealized
  appreciation
  (depreciation) of
  investments:
    Beginning of period     2,875,868      4,163,139      3,371,859      2,559,084       1,505,088       3,949,951        7,067,880
    End of period           7,320,536      7,830,637      7,079,872      6,275,018       4,963,041       9,198,396       11,341,371
                          ---------------------------------------------------------------------------------------------------------

Change in net unrealized
  appreciation
  (depreciation) of
  investments               4,444,668      3,667,498      3,708,013      3,715,934       3,457,953       5,248,445        4,273,491
                          ---------------------------------------------------------------------------------------------------------

Increase (decrease) in
  net assets from
  operations              $ 6,704,535    $ 4,494,204    $ 4,290,073    $ 4,874,602     $ 3,153,238     $ 4,662,215     $  4,391,132
                          =========================================================================================================

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005

                                                         Government
                              Asset         Capital         and                        Aggressive        Alliance        Blue Chip
                           Allocation    Appreciation   Quality Bond      Growth         Growth           Growth          Growth
                            Portfolio      Portfolio      Portfolio      Portfolio      Portfolio        Portfolio       Portfolio
                            (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)        (Class 1)       (Class 1)
                          ---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS:
From operations:
    Net investment
      income (loss)       $    279,192   $   (776,093)  $  2,519,408   $   (237,934)  $   (145,663)    $   (593,330)    $    (9,702)
    Net realized gains
      (losses)                  69,932     (1,620,423)       606,069     (1,069,943)    (1,278,230)     (12,312,668)          4,598
    Change in net
      unrealized
      appreciation
      (depreciation) of
      investments              683,116      2,820,684       (756,938)     3,988,324      2,585,655       13,963,931         (13,519)
                          ---------------------------------------------------------------------------------------------------------
    Increase (decrease)
      in net assets
      from operations        1,032,240        424,168      2,368,539      2,680,447      1,161,762        1,057,933         (18,623)
                          ---------------------------------------------------------------------------------------------------------
From capital
  transactions:
      Net proceeds from
        units sold             759,855      9,083,076      4,942,159      5,847,872        588,490          695,193         174,190
      Cost of units
        redeemed            (4,312,935)    (7,409,256)   (12,322,363)    (5,408,018)    (1,492,810)     (11,563,869)       (124,846)
      Annuity benefit
        payments                     0              0              0              0              0                0               0
      Net transfers          2,230,802     13,100,928     10,753,689     10,094,261       (339,540)      (4,932,062)        307,089
                          ---------------------------------------------------------------------------------------------------------
    Increase (decrease)
      in net assets
      from capital
      transactions          (1,322,278)    14,774,748      3,373,485     10,534,115     (1,243,860)     (15,800,738)        356,433
                          ---------------------------------------------------------------------------------------------------------
Increase (decrease) in
  net assets                  (290,038)    15,198,916      5,742,024     13,214,562        (82,098)     (14,742,805)        337,810
Net assets at beginning
  of period                 17,626,445     68,288,994     68,841,287     43,263,936     11,702,361       75,292,292       1,080,772
                          ---------------------------------------------------------------------------------------------------------
Net assets at end of
  period                  $ 17,336,407   $ 83,487,910   $ 74,583,311   $ 56,478,498   $ 11,620,263     $ 60,549,487     $ 1,418,582
                          =========================================================================================================
ANALYSIS OF INCREASE
  (DECREASE) IN UNITS
  OUTSTANDING:
Contracts with total
  expenses of 0.85% *:
    Units sold                       0              0              0              0              0                0               0
    Units redeemed                   0         (1,016)           (43)          (390)          (288)               0               0
    Units transferred                0              0              0              0              0                0               0
                          ---------------------------------------------------------------------------------------------------------
Increase (decrease) in
  units outstanding                  0         (1,016)           (43)          (390)          (288)               0               0
Beginning units                      0          2,025            175          1,707            310            2,006               0
                          ---------------------------------------------------------------------------------------------------------
Ending units                         0          1,009            132          1,317             22            2,006               0
                          =========================================================================================================
Contracts with total
expenses of 0.85% **:
    Units sold                  28,947        750,204        339,124        543,080         43,902            7,213          30,606
    Units redeemed             (27,906)      (255,018)      (172,126)      (167,072)       (10,798)        (148,071)        (20,126)
    Units transferred           65,376      1,167,935        914,501        987,723        (13,360)        (320,588)         52,831
                          ---------------------------------------------------------------------------------------------------------
Increase (decrease) in
  units outstanding             66,417      1,663,121      1,081,499      1,363,731         19,744         (461,446)         63,311
Beginning units                324,870      3,348,839      1,717,250      2,235,693        180,321        1,944,993         177,965
                          ---------------------------------------------------------------------------------------------------------
Ending units                   391,287      5,011,960      2,798,749      3,599,424        200,065        1,483,547         241,276
                          =========================================================================================================
Contracts with total
  expenses of 1.10%:
    Units sold                     356         32,849         22,535         21,110          5,462            1,183           2,179
    Units redeemed                  (5)       (14,601)        (3,342)        (9,612)             0             (543)         (2,868)
    Units transferred              654        112,325         53,171         71,151         (6,291)         (21,324)          4,291
                          ---------------------------------------------------------------------------------------------------------
Increase (decrease) in
  units outstanding              1,005        130,573         72,364         82,649           (829)         (20,684)          3,602
Beginning units                 12,280        339,695        138,314        198,143         12,138          138,351          23,464
                          ---------------------------------------------------------------------------------------------------------
Ending units                    13,285        470,268        210,678        280,792         11,309          117,667          27,066
                          =========================================================================================================
Contracts with total
  expenses of 1.25% :
    Units sold                  19,153         18,318         13,023          9,011         12,227           22,685               0
    Units redeemed            (183,961)      (129,888)      (586,285)      (129,700)       (98,631)        (382,987)              0
    Units transferred           68,756        (19,627)      (113,642)       (15,913)       (10,598)         (98,301)              0
                          ---------------------------------------------------------------------------------------------------------
Increase (decrease) in
  units outstanding            (96,052)      (131,197)      (686,904)      (136,602)       (97,002)        (458,603)              0
Beginning units                662,512        849,975      2,682,883        743,102        790,356        2,306,310               0
                          ---------------------------------------------------------------------------------------------------------
Ending units                   566,460        718,778      1,995,979        606,500        693,354        1,847,707               0
                          =========================================================================================================

*     Offered in Polaris Plus product.

**    Offered in Polaris II Asset Manager and Polaris II A-Class products.


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                   (Continued)

                                                             Davis        "Dogs" of
                                Cash        Corporate       Venture         Wall        Emerging         Equity          Equity
                             Management       Bond           Value         Street        Markets         Income           Index
                              Portfolio     Portfolio      Portfolio      Portfolio     Portfolio       Portfolio       Portfolio
                              (Class 1)     (Class 1)      (Class 1)      (Class 1)     (Class 1)       (Class 1)       (Class 1)
                            -------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
  IN NET ASSETS:
From operations:
  Net investment income
    (loss)                  $    (74,985)  $  1,506,075   $   (101,742)  $    86,933   $   (10,939)    $     5,573     $    (60,757)
 Net realized gains
   (losses)                     (117,379)       144,510        219,287       164,085       672,343         190,451       (1,453,539)
 Change in net unrealized
   appreciation
   (depreciation) of
   investments                   232,755       (315,120)     7,181,836      (122,029)      654,462         240,449        3,294,245
                            -------------------------------------------------------------------------------------------------------
 Increase (decrease) in
   net assets from
   operations                     40,391      1,335,465      7,299,381       128,989     1,315,866         436,473        1,779,949
                            -------------------------------------------------------------------------------------------------------
From capital
  transactions:
    Net proceeds from
      units sold               5,059,861      6,665,687      7,354,308       144,881       122,769         135,992          221,586
    Cost of units
      redeemed                (6,764,313)    (3,410,815)   (10,602,922)   (1,482,939)     (835,812)     (1,887,756)      (7,793,002)
    Annuity benefit
      payments                         0              0              0             0             0               0                0
    Net transfers              1,789,357     16,845,807     13,152,902       201,004      (414,047)       (352,474)      (1,107,940)
                            -------------------------------------------------------------------------------------------------------
Increase (decrease)
  in net assets from
    capital transactions          84,905     20,100,679      9,904,288    (1,137,054)   (1,127,090)     (2,104,238)      (8,679,356)
                            -------------------------------------------------------------------------------------------------------
Increase (decrease) in
  net assets                     125,296     21,436,144     17,203,669    (1,008,065)      188,776      (1,667,765)      (6,899,407)
Net assets at beginning
  of period                   20,444,351     28,487,187     77,506,131     7,512,954     7,158,565       8,509,172       42,104,093
                            -------------------------------------------------------------------------------------------------------
Net assets at end of
  period                    $ 20,569,647   $ 49,923,331   $ 94,709,800   $ 6,504,889   $ 7,347,341     $ 6,841,407     $ 35,204,686
                            =======================================================================================================
ANALYSIS OF INCREASE
  (DECREASE) IN UNITS
  OUTSTANDING:
Contracts with total
  expenses of 0.85% *:
  Units sold                           0              0              0             0             0               0                0
  Units redeemed                       0              0           (171)            0             0               0                0
  Units transferred                    0              0              0             8             0               0                0
                            -------------------------------------------------------------------------------------------------------
Increase (decrease)
  in units outstanding                 0              0           (171)            8             0               0                0
Beginning units                    3,497              0          1,375             0             0               0                0
                            -------------------------------------------------------------------------------------------------------
Ending units                       3,497              0          1,204             8             0               0                0
                            =======================================================================================================
Contracts with total
  expenses of 0.85% **:
  Units sold                     408,004        453,832        523,155         8,371         6,278               0                0
  Units redeemed                (178,331)       (99,690)      (376,619)       (2,601)       (9,986)              0                0
  Units transferred              (95,112)     1,193,832        900,406         4,962         6,581               0                0
                            -------------------------------------------------------------------------------------------------------
Increase (decrease)
  in units outstanding           134,561      1,547,974      1,046,942        10,732         2,873               0                0
Beginning units                  375,789      1,216,579      4,219,824        60,730        81,009               0                0
                            -------------------------------------------------------------------------------------------------------
Ending units                     510,350      2,764,553      5,266,766        71,462        83,882               0                0
                            =======================================================================================================
Contracts with total
  expenses of 1.10%:
  Units sold                      42,040         28,306         36,687             0             0               0                0
  Units redeemed                 (17,411)        (3,002)       (27,345)       (8,194)          (13)              0                0
  Units transferred              (37,222)        66,040        102,571         5,759         2,045               0                0
                            -------------------------------------------------------------------------------------------------------
Increase (decrease)
  in units outstanding           (12,593)        91,344        111,913        (2,435)        2,032               0                0
Beginning units                   44,481        142,952        431,379         8,220         6,243               0                0
                            -------------------------------------------------------------------------------------------------------
Ending units                      31,888        234,296        543,292         5,785         8,275               0                0
                            =======================================================================================================
Contracts with total
  expenses of 1.25% :
  Units sold                      11,548          5,245         23,862         3,549         4,340          12,161           25,567
  Units redeemed                (353,965)      (117,860)      (190,319)     (122,394)      (69,741)       (169,872)        (917,780)
  Units transferred              247,149        (21,477)        42,510         6,065       (71,117)        (31,635)        (133,463)
                            -------------------------------------------------------------------------------------------------------
Increase (decrease)
  in units outstanding           (95,268)      (134,092)      (123,947)     (112,780)     (136,518)       (189,346)      (1,025,676)
Beginning units                1,210,503        634,989        860,682       609,287       680,531         792,665        5,140,659
                            -------------------------------------------------------------------------------------------------------
Ending units                   1,115,235        500,897        736,735       496,507       544,013         603,319        4,114,983
                            =======================================================================================================

*     Offered in Polaris Plus product.

**    Offered in Polaris II Asset Manager and Polaris II A-Class products.


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                   (Continued)

                             Federated                                    Goldman
                             American        Global        Global          Sachs         Growth-          Growth        High-Yield
                              Leaders         Bond        Equities       Research        Income        Opportunities       Bond
                             Portfolio      Portfolio     Portfolio      Portfolio      Portfolio        Portfolio      Portfolio
                             (Class 1)      (Class 1)     (Class 1)      (Class 1)      (Class 1)        (Class 1)       (Class 1)
                           --------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS:
From operations:
    Net investment
      income (loss)        $     75,026    $  (104,371)  $    (85,304)  $    (8,934)   $   (290,117)     $  (2,579)    $  1,070,230
    Net realized gains
      (losses)                  (11,047)       179,792     (1,383,493)        4,238      (3,885,367)        (8,788)        (133,650)
    Change in net
      unrealized
      appreciation
      (depreciation) of
      investments               975,025        313,217      2,045,721        14,913       5,424,196         11,852          644,569
                           --------------------------------------------------------------------------------------------------------
    Increase (decrease)
      in net assets from
      operations              1,039,004        388,638        576,924        10,217       1,248,712            485        1,581,149
                           --------------------------------------------------------------------------------------------------------
From capital
  transactions:
    Net proceeds from
      units sold              1,719,976        485,308         98,230        36,847         867,029         39,191          946,600
    Cost of units
      redeemed               (2,250,555)    (1,616,453)    (1,675,397)      (47,366)    (11,438,199)       (43,506)      (2,243,288)
    Annuity benefit
      payments                        0              0              0             0               0              0                0
    Net transfers             2,169,385      1,401,658       (617,553)      348,596      (3,001,055)        32,524        2,421,609
                           --------------------------------------------------------------------------------------------------------
    Increase (decrease)
      in net assets
      from capital
      transactions            1,638,806        270,513     (2,194,720)      338,077     (13,572,225)        28,209        1,124,921
                           --------------------------------------------------------------------------------------------------------
Increase (decrease) in
  net assets                  2,677,810        659,151     (1,617,796)      348,294     (12,323,513)        28,694        2,706,070
Net assets at beginning
  of period                  15,889,240      9,081,423     11,020,629       820,456      68,815,280        258,640       12,031,008
                           --------------------------------------------------------------------------------------------------------
Net assets at end of
  period                   $ 18,567,050    $ 9,740,574   $  9,402,833   $ 1,168,750    $ 56,491,767      $ 287,334     $ 14,737,078
                           ========================================================================================================
ANALYSIS OF INCREASE
  (DECREASE) IN UNITS
  OUTSTANDING:
Contracts with total
  expenses of 0.85% *:
    Units sold                        0              0              0             0               0              0                0
    Units redeemed                    0              0           (212)            0            (401)             0                0
    Units transferred                 0              0              0             0               0              0                0
                           --------------------------------------------------------------------------------------------------------
Increase (decrease)
  in units outstanding                0              0           (212)            0            (401)             0                0
Beginning units                       0              0            212             0             663              0                0
                           --------------------------------------------------------------------------------------------------------
Ending units                          0              0              0             0             262              0                0
                           ========================================================================================================
Contracts with total
  expenses of 0.85% **:
    Units sold                  150,555         34,397            982         4,275          27,546          9,262           73,683
    Units redeemed              (59,636)        (7,489)       (38,951)       (2,416)       (137,724)        (9,817)         (76,386)
    Units transferred           199,599        103,882        (57,440)       46,975        (158,332)         9,061          195,892
                           --------------------------------------------------------------------------------------------------------
Increase (decrease) in
  units outstanding             290,518        130,790        (95,409)       48,834        (268,510)         8,506          193,189
Beginning units                 833,201        141,130        388,668       117,350       1,520,053         54,926          587,922
                           --------------------------------------------------------------------------------------------------------
Ending units                  1,123,719        271,920        293,259       166,184       1,251,543         63,432          781,111
                           ========================================================================================================
Contracts with total
  expenses of 1.10%:
    Units sold                    7,292            389              0         1,375           1,487              0            2,184
    Units redeemed               (3,722)          (127)             0        (4,860)        (10,391)             0             (913)
    Units transferred            21,487         11,254             (1)        5,370           3,035         (1,530)           5,766
                           --------------------------------------------------------------------------------------------------------
Increase (decrease)
  in units outstanding           25,057         11,516             (1)        1,885          (5,869)        (1,530)           7,037
Beginning units                  44,202         11,858          7,971        10,208          97,758          3,556           46,284
                           --------------------------------------------------------------------------------------------------------
Ending units                     69,259         23,374          7,970        12,093          91,889          2,026           53,321
                           ========================================================================================================
Contracts with total
  expenses of 1.25%:
    Units sold                    4,367          3,024          5,513             0          22,329              0            4,121
    Units redeemed              (94,146)       (88,477)       (84,959)            0        (375,713)             0          (78,088)
    Units transferred            (9,814)        (2,079)       (12,624)            0         (62,481)             0            5,677
                           --------------------------------------------------------------------------------------------------------
Increase (decrease)
  in units outstanding          (99,593)       (87,532)       (92,070)            0        (415,865)             0          (68,290)
Beginning units                 428,881        424,680        522,178             0       2,102,000              0          340,552
                           --------------------------------------------------------------------------------------------------------
Ending units                    329,288        337,148        430,108             0       1,686,135              0          272,262
                           ========================================================================================================

*     Offered in Polaris Plus product.

**    Offered in Polaris II Asset Manager and Polaris II A-Class products.


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                   (Continued)


                                                               MFS
                             International  International  Massachusetts                                  Putnam
                              Diversified      Growth        Investors      MFS Mid-       MFS Total      Growth:         Real
                               Equities      and Income        Trust       Cap Growth       Return        Voyager        Estate
                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio     Portfolio      Portfolio
                             (Class 1)***     (Class 1)      (Class 1)      (Class 1)      (Class 1)     (Class 1)      (Class 1)
                             ------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS:
From operations:
    Net investment
      income (loss)          $    53,213    $     23,614    $    (4,696)   $   (32,811)  $   (526,066)  $   (309,575)  $    138,014
    Net realized gains
      (losses)                  (232,265)        247,353       (162,494)      (255,921)        33,598     (4,006,120)       575,831
    Change in net
      unrealized
      appreciation
      (depreciation) of
      investments                772,069       1,359,370        747,007        188,672      5,865,886      3,685,641      1,704,155
                             ------------------------------------------------------------------------------------------------------
    Increase (decrease)
      in net assets
      from operations            593,017       1,630,337        579,817       (100,060)     5,373,418       (630,054)     2,418,000
                             ------------------------------------------------------------------------------------------------------
From capital
  transactions:
    Net proceeds from
      units sold                 163,277         674,999         38,731        150,061      9,882,513      1,517,225        629,767
    Cost of units
      redeemed                  (846,976)     (2,084,144)      (638,207)      (375,590)    (4,573,898)    (4,826,203)    (1,337,383)
    Annuity benefit
      payments                         0               0              0              0              0              0              0
    Net transfers                426,376       2,380,027       (770,503)       119,765     29,744,683      2,050,847      1,643,040
                             ------------------------------------------------------------------------------------------------------
    Increase (decrease)
      in net assets from
      capital transactions      (257,323)        970,882     (1,369,979)      (105,764)    35,053,298     (1,258,131)       935,424
                             ------------------------------------------------------------------------------------------------------
Increase (decrease) in
  net assets                     335,694       2,601,219       (790,162)      (205,824)    40,426,716     (1,888,185)     3,353,424
Net assets at beginning
  of period                    5,345,355      13,930,099      7,288,167      3,733,305     56,227,175     31,102,195      7,548,327
                             ------------------------------------------------------------------------------------------------------
Net assets at end of
  period                     $ 5,681,049    $ 16,531,318    $ 6,498,005    $ 3,527,481   $ 96,653,891   $ 29,214,010   $ 10,901,751
                             ======================================================================================================
ANALYSIS OF INCREASE
  (DECREASE) IN UNITS
  OUTSTANDING:
Contracts with total
  expenses of 0.85% *:
    Units sold                        44               0              0              0              0              0              0
    Units redeemed                     0               0              0              0              0              0              0
    Units transferred                  0               0              0              0              0              0              0
                             ------------------------------------------------------------------------------------------------------
Increase (decrease) in
  units outstanding                   44               0              0              0              0              0              0
Beginning units                        0             750              0              0              0            174              8
                             ------------------------------------------------------------------------------------------------------
Ending units                          44             750              0              0              0            174              8
                             ======================================================================================================
Contracts with total
  expenses of 0.85% **:
    Units sold                    10,707          44,005          2,216         19,773        689,888        205,730         18,646
    Units redeemed               (39,157)        (56,727)       (65,488)       (46,114)      (322,299)       (98,000)        (8,889)
    Units transferred             61,437         136,881        (70,368)        13,508      2,042,223        442,883         40,330
                             ------------------------------------------------------------------------------------------------------
Increase (decrease) in
  units outstanding               32,987         124,159       (133,640)       (12,833)     2,409,812        550,613         50,087
Beginning units                  259,738         748,220        805,399        441,724      3,949,893      1,063,200        108,473
                             ------------------------------------------------------------------------------------------------------
Ending units                     292,725         872,379        671,759        428,891      6,359,705      1,613,813        158,560
                             ======================================================================================================
Contracts with total
  expenses of 1.10%:
    Units sold                     3,008           3,967          2,451              0         45,400         12,185          2,163
    Units redeemed                     0          (3,597)        (8,209)        (1,167)       (15,100)        (2,324)          (337)
    Units transferred                758             662        (22,893)         1,413        163,195         40,277          6,523
                             ------------------------------------------------------------------------------------------------------
Increase (decrease) in
  units outstanding                3,766           1,032        (28,651)           246        193,495         50,138          8,349
Beginning units                   11,443          35,769         91,094         35,097        432,049         93,442          5,621
                             ------------------------------------------------------------------------------------------------------
Ending units                      15,209          36,801         62,443         35,343        625,544        143,580         13,970
                             ======================================================================================================
Contracts with total
  expenses of 1.25% :
    Units sold                     7,296          16,893              0              0              0          7,129          7,757
    Units redeemed               (57,522)       (117,917)             0              0              0       (247,761)       (58,532)
    Units transferred              1,797          68,733              0              0              0        (61,472)        28,829
                             ------------------------------------------------------------------------------------------------------
Increase (decrease) in
  units outstanding              (48,429)        (32,291)             0              0              0       (302,104)       (21,946)
Beginning units                  390,108         583,393              0              0              0      1,418,311        341,188
                             ------------------------------------------------------------------------------------------------------
Ending units                     341,679         551,102              0              0              0      1,116,207        319,242
                             ======================================================================================================

*     Offered in Polaris Plus product.

**    Offered in Polaris II Asset Manager and Polaris II A-Class products.

***   For the period from October 4, 2004 (inception) to April 30, 2005


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                   (Continued)


                                                          Small Company      SunAmerica                            Telecom
                                                              Value           Balanced          Technology         Utility
                                                            Portfolio        Portfolio          Portfolio         Portfolio
                                                            (Class 1)        (Class 1)          (Class 1)         (Class 1)
                                                        -------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                         $    (122,372)    $     180,265     $      (2,394)    $     137,498

   Net realized gains (losses)                                583,113        (3,306,941)          (27,705)         (374,219)
   Change in net unrealized appreciation
       (depreciation) of investments                          868,854         4,874,152            12,016           784,358
                                                        -------------------------------------------------------------------
   Increase (decrease) in net assets from operations        1,329,595         1,747,476           (18,083)          547,637
                                                        -------------------------------------------------------------------

From capital transactions:
       Net proceeds from units sold                           257,132           696,597            13,775            25,471
       Cost of units redeemed                              (1,666,934)      (10,285,933)           (5,742)         (668,478)
       Annuity benefit payments                                     0                 0                 0                 0
       Net transfers                                          639,979        (1,663,666)           35,062            27,257
                                                        -------------------------------------------------------------------
   Increase (decrease) in net assets from capital
       transactions                                          (769,823)      (11,253,002)           43,095          (615,750)
                                                        -------------------------------------------------------------------
Increase (decrease) in net assets                             559,772        (9,505,526)           25,012           (68,113)
Net assets at beginning of period                           8,786,020        57,607,133           264,982         3,674,204
                                                        -------------------------------------------------------------------
Net assets at end of period                             $   9,345,792     $  48,101,607     $     289,994     $   3,606,091
                                                        ===================================================================
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                       0                 0                 0                44
   Units redeemed                                                   0              (207)                0                 0
   Units transferred                                                0                 0                 0                 0
                                                        -------------------------------------------------------------------
Increase (decrease) in units outstanding                            0              (207)                0                44
Beginning units                                                   427               837                 0                15
                                                        -------------------------------------------------------------------
Ending units                                                      427               630                 0                59
                                                        ===================================================================

Contracts with total expenses of 0.85% **:
   Units sold                                                       0            54,370             6,779                 4
   Units redeemed                                                   0           (64,021)           (2,706)           (5,591)
   Units transferred                                                0            17,473            13,649             4,726
                                                        -------------------------------------------------------------------
Increase (decrease) in units outstanding                            0             7,822            17,722              (861)
Beginning units                                                     0           530,846           108,335            40,778
                                                        -------------------------------------------------------------------
Ending units                                                        0           538,668           126,057            39,917
                                                        ===================================================================

Contracts with total expenses of 1.10%:
   Units sold                                                       0                 0                 0                 0
   Units redeemed                                                   0            (5,061)             (111)                0
   Units transferred                                                0             8,109             1,126               227
                                                        -------------------------------------------------------------------
Increase (decrease) in units outstanding                            0             3,048             1,015               227
Beginning units                                                     0            27,544            13,639             4,149
                                                        -------------------------------------------------------------------
Ending units                                                        0            30,592            14,654             4,376
                                                        ===================================================================

Contracts with total expenses of 1.25% :
   Units sold                                                  12,860            15,942                 0             2,210
   Units redeemed                                             (83,395)         (660,961)                0           (55,673)
   Units transferred                                           32,278          (129,056)                0              (983)
                                                        -------------------------------------------------------------------
Increase (decrease) in units outstanding                      (38,257)         (774,075)                0           (54,446)
Beginning units                                               494,691         3,723,491                 0           330,953
                                                        -------------------------------------------------------------------
Ending units                                                  456,434         2,949,416                 0           276,507
                                                        ===================================================================

                                                            Worldwide                           Emerging
                                                           High Income        Comstock           Growth
                                                            Portfolio         Portfolio         Portfolio
                                                            (Class 1)        (Class II)        (Class II)
                                                        -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                         $     226,435     $     343,195     $     (56,950)

   Net realized gains (losses)                                (91,718)        3,899,186            31,713
   Change in net unrealized appreciation
       (depreciation) of investments                          209,145         4,235,788            70,516
                                                        -------------------------------------------------
   Increase (decrease) in net assets from operations          343,862         8,478,169            45,279
                                                        -------------------------------------------------

From capital transactions:
       Net proceeds from units sold                           469,270        21,289,649           860,562
       Cost of units redeemed                                (867,446)       (4,871,831)         (594,712)
       Annuity benefit payments                                     0                 0                 0
       Net transfers                                        1,384,736        45,257,144         1,261,129
                                                        -------------------------------------------------
   Increase (decrease) in net assets from capital
       transactions                                           986,560        61,674,962         1,526,979
                                                        -------------------------------------------------
Increase (decrease) in net assets                           1,330,422        70,153,131         1,572,258
Net assets at beginning of period                           3,688,752        53,666,882         5,481,963
                                                        -------------------------------------------------
Net assets at end of period                             $   5,019,174     $ 123,820,013     $   7,054,221
                                                        =================================================
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                       0                 0                 0
   Units redeemed                                                   0                 0                 0
   Units transferred                                                0                 0                 0
                                                        -------------------------------------------------
Increase (decrease) in units outstanding                            0                 0                 0
Beginning units                                                     0                 0                 0
                                                        -------------------------------------------------
Ending units                                                        0                 0                 0
                                                        =================================================

Contracts with total expenses of 0.85% **:
   Units sold                                                  35,302         1,714,056            89,427
   Units redeemed                                             (17,330)         (390,905)          (55,478)
   Units transferred                                           97,487         3,650,551           136,590
                                                        -------------------------------------------------
Increase (decrease) in units outstanding                      115,459         4,973,702           170,539
Beginning units                                               126,343         4,509,831           568,055
                                                        -------------------------------------------------
Ending units                                                  241,802         9,483,533           738,594
                                                        =================================================

Contracts with total expenses of 1.10%:
   Units sold                                                     348           131,536             9,836
   Units redeemed                                              (5,427)          (31,974)          (13,058)
   Units transferred                                            7,367           283,910             8,941
                                                        -------------------------------------------------
Increase (decrease) in units outstanding                        2,288           383,472             5,719
Beginning units                                                14,716           462,772            76,046
                                                        -------------------------------------------------
Ending units                                                   17,004           846,244            81,765
                                                        =================================================

Contracts with total expenses of 1.25% :
   Units sold                                                   1,611                 0                 0
   Units redeemed                                             (31,798)                0                 0
   Units transferred                                            5,554                 0                 0
                                                        -------------------------------------------------
Increase (decrease) in units outstanding                      (24,633)                0                 0
Beginning units                                               118,994                 0                 0
                                                        -------------------------------------------------
Ending units                                                   94,361                 0                 0
                                                        =================================================


* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                   (Continued)

                                                             Growth            Growth                             Asset
                                                           and Income        and Income       Mid-Cap Value     Allocation
                                                            Portfolio         Portfolio         Portfolio          Fund
                                                           (Class II)        (Class VC)        (Class VC)        (Class 2)
                                                        -------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                         $     186,483     $      44,657     $    (277,450)    $   1,138,383

   Net realized gains (losses)                              2,073,384           782,049           859,510            20,285
   Change in net unrealized appreciation
       (depreciation) of investments                        4,444,668         3,667,498         3,708,013         3,715,934
                                                        -------------------------------------------------------------------
   Increase (decrease) in net assets from operations        6,704,535         4,494,204         4,290,073         4,874,602
                                                        -------------------------------------------------------------------

From capital transactions:
       Net proceeds from units sold                        15,669,020        15,892,732        14,895,030        24,819,057
       Cost of units redeemed                              (3,064,973)       (4,488,083)       (2,834,761)       (5,961,979)
       Annuity benefit payments                                     0                 0                 0                 0
       Net transfers                                       32,051,774        37,263,206        25,754,469        52,070,232
                                                        -------------------------------------------------------------------
   Increase (decrease) in net assets from capital
       transactions                                        44,655,821        48,667,855        37,814,738        70,927,310
                                                        -------------------------------------------------------------------
Increase (decrease) in net assets                          51,360,356        53,162,059        42,104,811        75,801,912
Net assets at beginning of period                          36,998,962        48,589,564        28,866,718        59,677,489
                                                        -------------------------------------------------------------------
Net assets at end of period                             $  88,359,318     $ 101,751,623     $  70,971,529     $ 135,479,401
                                                        ===================================================================
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                       0                 0                 0                 0
   Units redeemed                                                   0                 0                 0                 0
   Units transferred                                                0                 0                 0                 0
                                                        -------------------------------------------------------------------
Increase (decrease) in units outstanding                            0                 0                 0                 0
Beginning units                                                     0                 0                 0                 0
                                                        -------------------------------------------------------------------
Ending units                                                        0                 0                 0                 0
                                                        ===================================================================

Contracts with total expenses of 0.85% **:
   Units sold                                               1,218,039         1,351,530         1,178,524         1,828,263
   Units redeemed                                            (226,126)         (350,966)         (213,895)         (410,582)
   Units transferred                                        2,471,098         3,123,054         1,967,314         3,706,981
                                                        -------------------------------------------------------------------
Increase (decrease) in units outstanding                    3,463,011         4,123,618         2,931,943         5,124,662
Beginning units                                             2,967,167         4,090,198         2,311,323         4,341,675
                                                        -------------------------------------------------------------------
Ending units                                                6,430,178         8,213,816         5,243,266         9,466,337
                                                        ===================================================================

Contracts with total expenses of 1.10%:

   Units sold                                                  91,448            79,559            65,902            89,345
   Units redeemed                                             (27,902)          (49,242)          (21,806)          (46,734)
   Units transferred                                          198,598           233,885           182,661           314,974
                                                        -------------------------------------------------------------------
Increase (decrease) in units outstanding                      262,144           264,202           226,757           357,585
Beginning units                                               313,207           472,794           287,550           457,726
                                                        -------------------------------------------------------------------
Ending units                                                  575,351           736,996           514,307           815,311
                                                        ===================================================================

Contracts with total expenses of 1.25% :
   Units sold                                                       0                 0                 0                 0
   Units redeemed                                                   0                 0                 0                 0
   Units transferred                                                0                 0                 0                 0
                                                        -------------------------------------------------------------------
Increase (decrease) in units outstanding                            0                 0                 0                 0
Beginning units                                                     0                 0                 0                 0
                                                        -------------------------------------------------------------------
Ending units                                                        0                 0                 0                 0
                                                        ===================================================================

                                                              Global                             Growth-
                                                              Growth           Growth            Income
                                                               Fund             Fund              Fund
                                                            (Class 2)         (Class 2)         (Class 2)
                                                        -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                         $    (313,646)    $    (615,497)    $      61,652

   Net realized gains (losses)                                  8,931            29,267            55,989
   Change in net unrealized appreciation
       (depreciation) of investments                        3,457,953         5,248,445         4,273,491
                                                        -------------------------------------------------
   Increase (decrease) in net assets from operations        3,153,238         4,662,215         4,391,132
                                                        -------------------------------------------------
From capital transactions:
       Net proceeds from units sold                        17,691,675        24,559,123        43,691,075
       Cost of units redeemed                              (2,451,140)       (5,009,461)       (9,715,249)
       Annuity benefit payments                                     0                 0                 0
       Net transfers                                       33,471,734        42,607,569        79,440,990
                                                        -------------------------------------------------
   Increase (decrease) in net assets from capital
       transactions                                        48,712,269        62,157,231       113,416,816
                                                        -------------------------------------------------

Increase (decrease) in net assets                          51,865,507        66,819,446       117,807,948
Net assets at beginning of period                          26,782,854        52,716,825        98,164,575
                                                        -------------------------------------------------
Net assets at end of period                             $  78,648,361     $ 119,536,271     $ 215,972,523
                                                        =================================================
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                       0                 0                 0
   Units redeemed                                                   0                 0                 0
   Units transferred                                                0                 0                 0
                                                        -------------------------------------------------
Increase (decrease) in units outstanding                            0                 0                 0
Beginning units                                                     0                 0                 0
                                                        -------------------------------------------------
Ending units                                                        0                 0                 0
                                                        =================================================

Contracts with total expenses of 0.85% **:
   Units sold                                               1,091,019         1,532,159         2,811,271
   Units redeemed                                            (136,047)         (280,341)         (590,123)
   Units transferred                                        2,023,672         2,536,349         4,933,681
                                                        -------------------------------------------------
Increase (decrease) in units outstanding                    2,978,644         3,788,167         7,154,829
Beginning units                                             1,616,933         3,076,002         6,182,253
                                                        -------------------------------------------------
Ending units                                                4,595,577         6,864,169        13,337,082
                                                        =================================================

Contracts with total expenses of 1.10%:

   Units sold                                                  53,135            64,065           133,618
   Units redeemed                                             (21,283)          (41,047)          (59,461)
   Units transferred                                          133,583           224,966           418,369
                                                        -------------------------------------------------
Increase (decrease) in units outstanding                      165,435           247,984           492,526
Beginning units                                               189,446           439,457           642,993
                                                        -------------------------------------------------
Ending units                                                  354,881           687,441         1,135,519
                                                        =================================================

Contracts with total expenses of 1.25% :
   Units sold                                                       0                 0                 0
   Units redeemed                                                   0                 0                 0
   Units transferred                                                0                 0                 0
                                                        -------------------------------------------------
Increase (decrease) in units outstanding                            0                 0                 0
Beginning units                                                     0                 0                 0
                                                        -------------------------------------------------
Ending units                                                        0                 0                 0
                                                        =================================================


* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004

                                                                                             Government
                                                             Asset          Capital             and
                                                          Allocation      Appreciation      Quality Bond        Growth
                                                           Portfolio        Portfolio        Portfolio        Portfolio
                                                           (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                        ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                         $    337,784     $   (610,197)    $  1,988,497     $   (212,822)
   Net realized gains (losses) from
       securities transactions                               (28,909)      (1,475,900)       1,342,618         (680,020)
   Change in net unrealized appreciation
       (depreciation) of investments                       2,102,596       12,638,503       (3,424,294)       7,699,793
                                                        ---------------------------------------------------------------
   Increase (decrease) in net assets from operations       2,411,471       10,552,406          (93,179)       6,806,951
                                                        ---------------------------------------------------------------

From capital transactions:
       Net proceeds from units sold                          590,359        8,790,245        5,781,551        5,302,527
       Cost of units redeemed                             (1,068,022)      (3,821,092)      (6,609,434)      (2,220,914)
       Annuity benefit payments                               (1,151)          (1,739)         (12,310)          (1,372)
       Net transfers                                       3,057,288        7,357,759         (120,127)       5,863,975
                                                        ---------------------------------------------------------------
   Increase (decrease) in net assets from capital
       transactions                                        2,578,474       12,325,173         (960,320)       8,944,216
                                                        ---------------------------------------------------------------

Increase (decrease) in net assets                          4,989,945       22,877,579       (1,053,499)      15,751,167
Net assets at beginning of period                         12,636,500       45,411,415       69,894,786       27,512,769
                                                        ---------------------------------------------------------------
Net assets at end of period                             $ 17,626,445     $ 68,288,994     $ 68,841,287     $ 43,263,936
                                                        ===============================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                      0                0                0                0
   Units redeemed                                                  0             (872)             (62)               0
   Units transferred                                               0                0              (89)               0
                                                        ---------------------------------------------------------------
Increase (decrease) in units outstanding                           0             (872)            (151)               0
Beginning units                                                    0            2,897              326            1,707
                                                        ---------------------------------------------------------------
Ending units                                                       0            2,025              175            1,707
                                                        ===============================================================

Contracts with total expenses of 0.85% **:
   Units sold                                                 34,077          685,702          404,488          467,040
   Units redeemed                                             (6,988)        (182,138)        (182,933)         (84,501)
   Units transferred                                          51,382          602,436          391,068          533,512
                                                        ---------------------------------------------------------------
Increase (decrease) in units outstanding                      78,471        1,106,000          612,623          916,051
Beginning units                                              246,399        2,242,839        1,104,627        1,319,642
                                                        ---------------------------------------------------------------
Ending units                                                 324,870        3,348,839        1,717,250        2,235,693
                                                        ===============================================================

Contracts with total expenses of 1.10%:
   Units sold                                                  1,348           82,082           20,996           62,796
   Units redeemed                                                  0           (6,778)            (699)          (9,231)
   Units transferred                                         (13,655)          70,754           46,714           47,546
                                                        ---------------------------------------------------------------
Increase (decrease) in units outstanding                     (12,307)         146,058           67,011          101,111
Beginning units                                               24,587          193,637           71,303           97,032
                                                        ---------------------------------------------------------------
Ending units                                                  12,280          339,695          138,314          198,143
                                                        ===============================================================

Contracts with total expenses of 1.25% :
   Units sold                                                 10,200           21,004           18,338           11,865
   Units redeemed                                            (49,216)         (57,020)        (252,319)         (53,526)
   Units transferred                                         130,332           13,009         (342,189)          17,531
                                                        ---------------------------------------------------------------
Increase (decrease) in units outstanding                      91,316          (23,007)        (576,170)         (24,130)
Beginning units                                              571,196          872,982        3,259,053          767,232
                                                        ---------------------------------------------------------------
Ending units                                                 662,512          849,975        2,682,883          743,102
                                                        ===============================================================

                                                           Aggressive        Alliance        Blue Chip
                                                             Growth           Growth          Growth
                                                           Portfolio        Portfolio        Portfolio
                                                           (Class 1)        (Class 1)        (Class 1)
                                                        ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                         $   (138,437)    $   (731,137)    $     (6,844)
   Net realized gains (losses) from
       securities transactions                            (1,502,162)      (6,038,505)          (9,549)
   Change in net unrealized appreciation
       (depreciation) of investments                       3,765,590       15,340,078          151,601
                                                        ----------------------------------------------
   Increase (decrease) in net assets from operations       2,124,991        8,570,436          135,208
                                                        ----------------------------------------------

From capital transactions:
       Net proceeds from units sold                          434,678        1,096,211          263,204
       Cost of units redeemed                               (538,907)      (4,797,750)        (216,917)
       Annuity benefit payments                                    0           (4,395)               0
       Net transfers                                         137,309       (1,702,281)         139,540
                                                        ----------------------------------------------
   Increase (decrease) in net assets from capital
       transactions                                           33,080       (5,408,215)         185,827
                                                        ----------------------------------------------

Increase (decrease) in net assets                          2,158,071        3,162,221          321,035
Net assets at beginning of period                          9,544,290       72,130,071          759,737
                                                        ----------------------------------------------
Net assets at end of period                             $ 11,702,361     $ 75,292,292     $  1,080,772
                                                        ==============================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                      0                0                0
   Units redeemed                                                  0                0                0
   Units transferred                                              22               22                0
                                                        ----------------------------------------------
Increase (decrease) in units outstanding                          22               22                0
Beginning units                                                  288            1,984                0
                                                        ----------------------------------------------
Ending units                                                     310            2,006                0
                                                        ==============================================

Contracts with total expenses of 0.85% **:
   Units sold                                                 29,705           44,965           43,805
   Units redeemed                                             (7,135)        (147,225)         (40,419)
   Units transferred                                          15,529         (250,191)          19,280
                                                        ----------------------------------------------
Increase (decrease) in units outstanding                      38,099         (352,451)          22,666
Beginning units                                              142,222        2,297,444          155,299
                                                        ----------------------------------------------
Ending units                                                 180,321        1,944,993          177,965
                                                        ==============================================

Contracts with total expenses of 1.10%:

   Units sold                                                  1,139            6,833            6,823
   Units redeemed                                                (99)          (1,668)               0
   Units transferred                                           4,725             (783)           6,865
                                                        ----------------------------------------------
Increase (decrease) in units outstanding                       5,765            4,382           13,688
Beginning units                                                6,373          133,969            9,776
                                                        ----------------------------------------------
Ending units                                                  12,138          138,351           23,464
                                                        ==============================================

Contracts with total expenses of 1.25% :
   Units sold                                                 16,181           27,848                0
   Units redeemed                                            (38,015)        (142,698)               0
   Units transferred                                            (739)          (3,344)               0
                                                        ----------------------------------------------
Increase (decrease) in units outstanding                     (22,573)        (118,194)               0
Beginning units                                              812,929        2,424,504                0
                                                        ----------------------------------------------
Ending units                                                 790,356        2,306,310                0
                                                        ==============================================


* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)


                                                             Cash           Corporate      Davis Venture      "Dogs" of
                                                          Management          Bond             Value         Wall Street
                                                           Portfolio        Portfolio        Portfolio        Portfolio
                                                           (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                        ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                         $    201,531     $    954,720     $   (146,338)    $     94,332
   Net realized gains (losses) from
       securities transactions                              (230,123)         120,494         (438,945)          30,486
   Change in net unrealized appreciation
       (depreciation) of investments                        (108,399)          95,091       16,859,323        1,428,547
                                                        ---------------------------------------------------------------
   Increase (decrease) in net assets from operations        (136,991)       1,170,305       16,274,040        1,553,365
                                                        ---------------------------------------------------------------

From capital transactions:
       Net proceeds from units sold                        3,846,934        4,037,488        5,995,465          135,015
       Cost of units redeemed                             (3,373,206)      (1,184,940)      (3,876,364)        (520,626)
       Annuity benefit payments                               (6,721)            (295)          (1,570)            (113)
       Net transfers                                      (4,377,252)       7,752,602        7,371,977         (183,272)
                                                        ---------------------------------------------------------------
   Increase (decrease) in net assets from capital
       transactions                                       (3,910,245)      10,604,855        9,489,508         (568,996)
                                                        ---------------------------------------------------------------

Increase (decrease) in net assets                         (4,047,236)      11,775,160       25,763,548          984,369
Net assets at beginning of period                         24,491,587       16,712,027       51,742,583        6,528,585
                                                        ---------------------------------------------------------------
Net assets at end of period                             $ 20,444,351     $ 28,487,187     $ 77,506,131     $  7,512,954
                                                        ===============================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                      0                0                0                0
   Units redeemed                                                  0                0                0                0
   Units transferred                                               0                0              (38)               8
                                                        ---------------------------------------------------------------
Increase (decrease) in units outstanding                           0                0              (38)               8
Beginning units                                                3,497                0            1,413                0
                                                        ---------------------------------------------------------------
Ending units                                                   3,497                0            1,375                8
                                                        ===============================================================

Contracts with total expenses of 0.85% **:
   Units sold                                                300,000          277,167          412,546            4,959
   Units redeemed                                           (105,241)         (34,850)        (227,955)         (14,979)
   Units transferred                                        (140,885)         545,479          482,844           (3,435)
                                                        ---------------------------------------------------------------
Increase (decrease) in units outstanding                      53,874          787,796          667,435          (13,455)
Beginning units                                              321,915          428,783        3,552,389           74,185
                                                        ---------------------------------------------------------------
Ending units                                                 375,789        1,216,579        4,219,824           60,730
                                                        ===============================================================

Contracts with total expenses of 1.10%:
   Units sold                                                  1,742           24,697           91,206            2,835
   Units redeemed                                            (16,150)            (674)          (4,763)               0
   Units transferred                                          15,147           56,227           70,137           (5,650)
                                                        ---------------------------------------------------------------
Increase (decrease) in units outstanding                         739           80,250          156,580           (2,815)
Beginning units                                               43,742           62,702          274,799           11,035
                                                        ---------------------------------------------------------------
Ending units                                                  44,481          142,952          431,379            8,220
                                                        ===============================================================

Contracts with total expenses of 1.25% :
   Units sold                                                 41,326            5,466           20,642            4,752
   Units redeemed                                           (155,603)         (43,950)         (54,239)         (34,862)
   Units transferred                                        (228,808)          (5,746)          57,169           (8,526)
                                                        ---------------------------------------------------------------
Increase (decrease) in units outstanding                    (343,085)         (44,230)          23,572          (38,636)
Beginning units                                            1,553,588          679,219          837,110          647,923
                                                        ---------------------------------------------------------------
Ending units                                               1,210,503          634,989          860,682          609,287
                                                        ===============================================================

                                                           Emerging          Equity           Equity
                                                            Markets          Income            Index
                                                           Portfolio        Portfolio        Portfolio
                                                           (Class 1)        (Class 1)        (Class 1)
                                                        ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                         $    (71,342)    $     22,955     $   (100,980)
   Net realized gains (losses) from
       securities transactions                               438,086           19,348         (921,123)
   Change in net unrealized appreciation
       (depreciation) of investments                       1,644,330        1,330,386        8,407,210
                                                        ----------------------------------------------
   Increase (decrease) in net assets from operations       2,011,074        1,372,689        7,385,107
                                                        ----------------------------------------------

From capital transactions:
       Net proceeds from units sold                           84,156           90,688          194,651
       Cost of units redeemed                               (417,262)        (459,572)      (2,712,708)
       Annuity benefit payments                                 (373)            (504)          (7,307)
       Net transfers                                       1,481,679          700,908          933,651
                                                        ----------------------------------------------
   Increase (decrease) in net assets from capital
       transactions                                        1,148,200          331,520       (1,591,713)
                                                        ----------------------------------------------
Increase (decrease) in net assets                          3,159,274        1,704,209        5,793,394
Net assets at beginning of period                          3,999,291        6,804,963       36,310,699
                                                        ----------------------------------------------
Net assets at end of period                             $  7,158,565     $  8,509,172     $ 42,104,093
                                                        ==============================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                      0                0                0
   Units redeemed                                                  0                0                0
   Units transferred                                               0                0                0
                                                        ----------------------------------------------
Increase (decrease) in units outstanding                           0                0                0
Beginning units                                                    0                0                0
                                                        ----------------------------------------------
Ending units                                                       0                0                0
                                                        ==============================================

Contracts with total expenses of 0.85% **:
   Units sold                                                  3,272                0                0
   Units redeemed                                            (14,438)               0                0
   Units transferred                                         (10,221)               0                0
                                                        ----------------------------------------------
Increase (decrease) in units outstanding                     (21,387)               0                0
Beginning units                                              102,396                0                0
                                                        ----------------------------------------------
Ending units                                                  81,009                0                0
                                                        ==============================================

Contracts with total expenses of 1.10%:

   Units sold                                                      0                0                0
   Units redeemed                                                (80)               0                0
   Units transferred                                          (4,602)               0                0
                                                        ----------------------------------------------
Increase (decrease) in units outstanding                      (4,682)               0                0
Beginning units                                               10,925                0                0
                                                        ----------------------------------------------
Ending units                                                   6,243                0                0
                                                        ==============================================

Contracts with total expenses of 1.25% :
   Units sold                                                  5,349            8,713           23,818
   Units redeemed                                            (31,690)         (44,553)        (341,827)
   Units transferred                                         187,980           69,678          113,966
                                                        ----------------------------------------------
Increase (decrease) in units outstanding                     161,639           33,838         (204,043)
Beginning units                                              518,892          758,827        5,344,702
                                                        ----------------------------------------------
Ending units                                                 680,531          792,665        5,140,659
                                                        ==============================================

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                           Federated                                          Goldman
                                                           American          Global           Global           Sachs
                                                            Leaders           Bond           Equities         Research
                                                           Portfolio        Portfolio        Portfolio        Portfolio
                                                           (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                        ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                         $     53,261     $   (107,467)    $    (98,425)    $     (5,710)
   Net realized gains (losses) from
       securities transactions                               (90,710)          33,013       (1,076,463)         (11,867)
   Change in net unrealized appreciation
       (depreciation) of investments                       2,723,836          138,270        3,154,553          137,813
                                                        ---------------------------------------------------------------
   Increase (decrease) in net assets from operations       2,686,387           63,816        1,979,665          120,236
                                                        ---------------------------------------------------------------

From capital transactions:
       Net proceeds from units sold                        1,574,605          396,664          152,976          209,821
       Cost of units redeemed                               (838,292)        (583,601)        (826,379)         (45,311)
       Annuity benefit payments                                 (101)          (2,146)             (66)               0
       Net transfers                                       1,556,431          193,832         (324,384)          80,507
                                                        ---------------------------------------------------------------
   Increase (decrease) in net assets from capital
       transactions                                        2,292,643            4,749         (997,853)         245,017
                                                        ---------------------------------------------------------------

Increase (decrease) in net assets                          4,979,030           68,565          981,812          365,253
Net assets at beginning of period                         10,910,210        9,012,858       10,038,817          455,203
                                                        ---------------------------------------------------------------
Net assets at end of period                             $ 15,889,240     $  9,081,423     $ 11,020,629     $    820,456
                                                        ===============================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                      0                0                0                0
   Units redeemed                                                  0                0                0                0
   Units transferred                                               0                0                0                0
                                                        ---------------------------------------------------------------
Increase (decrease) in units outstanding                           0                0                0                0
Beginning units                                                    0                0              212                0
                                                        ---------------------------------------------------------------
Ending units                                                       0                0              212                0
                                                        ===============================================================

Contracts with total expenses of 0.85% **:
   Units sold                                                145,965           25,291           10,166           32,267
   Units redeemed                                            (38,003)          (4,145)         (27,355)          (7,182)
   Units transferred                                         165,220           45,965          (71,383)          15,453
                                                        ---------------------------------------------------------------
Increase (decrease) in units outstanding                     273,182           67,111          (88,572)          40,538
Beginning units                                              560,019           74,019          477,240           76,812
                                                        ---------------------------------------------------------------
Ending units                                                 833,201          141,130          388,668          117,350
                                                        ===============================================================

Contracts with total expenses of 1.10% :

   Units sold                                                  8,695            1,418                0            1,536
   Units redeemed                                             (1,508)            (122)          (1,807)               0
   Units transferred                                          12,309            3,608               (3)          (1,373)
                                                        ---------------------------------------------------------------
Increase (decrease) in units outstanding                      19,496            4,904           (1,810)             163
Beginning units                                               24,706            6,954            9,781           10,045
                                                        ---------------------------------------------------------------
Ending units                                                  44,202           11,858            7,971           10,208
                                                        ===============================================================

Contracts with total expenses of 1.25% :
   Units sold                                                  4,609            4,097            5,290                0
   Units redeemed                                            (29,437)         (31,291)         (41,736)               0
   Units transferred                                          (9,399)         (24,904)           8,129                0
                                                        ---------------------------------------------------------------
Increase (decrease) in units outstanding                     (34,227)         (52,098)         (28,317)               0
Beginning units                                              463,108          476,778          550,495                0
                                                        ---------------------------------------------------------------
Ending units                                                 428,881          424,680          522,178                0
                                                        ===============================================================

                                                            Growth-           Growth        High-Yield
                                                            Income        Opportunities        Bond
                                                           Portfolio        Portfolio        Portfolio
                                                           (Class 1)        (Class 1)        (Class 1)
                                                        ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                         $   (169,486)    $     (2,146)    $    525,284
   Net realized gains (losses) from
       securities transactions                            (2,260,869)         (78,207)        (386,288)
   Change in net unrealized appreciation
       (depreciation) of investments                      14,087,287          115,746        1,344,220
                                                        ----------------------------------------------
   Increase (decrease) in net assets from operations      11,656,932           35,393        1,483,216
                                                        ----------------------------------------------

From capital transactions:
       Net proceeds from units sold                          972,749           16,651        1,067,256
       Cost of units redeemed                             (4,559,158)          (4,374)        (647,795)
       Annuity benefit payments                               (6,250)               0              (62)
       Net transfers                                        (830,715)          35,140        2,949,757
                                                        ----------------------------------------------
   Increase (decrease) in net assets from capital
       transactions                                       (4,423,374)          47,417        3,369,156
                                                        ----------------------------------------------

Increase (decrease) in net assets                          7,233,558           82,810        4,852,372
Net assets at beginning of period                         61,581,722          175,830        7,178,636
                                                        ----------------------------------------------
Net assets at end of period                             $ 68,815,280     $    258,640     $ 12,031,008
                                                        ==============================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                      0                0                0
   Units redeemed                                                  0                0                0
   Units transferred                                              16                0                0
                                                        ----------------------------------------------
Increase (decrease) in units outstanding                          16                0                0
Beginning units                                                  647                0                0
                                                        ----------------------------------------------
Ending units                                                     663                0                0
                                                        ==============================================

Contracts with total expenses of 0.85% **:
   Units sold                                                 39,349            1,466           87,692
   Units redeemed                                           (114,780)          (1,018)         (24,679)
   Units transferred                                        (148,184)           6,465          256,949
                                                        ----------------------------------------------
Increase (decrease) in units outstanding                    (223,615)           6,913          319,962
Beginning units                                            1,743,668           48,013          267,960
                                                        ----------------------------------------------
Ending units                                               1,520,053           54,926          587,922
                                                        ==============================================

Contracts with total expenses of 1.10% :

   Units sold                                                  1,147            2,021           11,470
   Units redeemed                                            (10,584)               0             (543)
   Units transferred                                          (1,873)           1,218           17,155
                                                        ----------------------------------------------
Increase (decrease) in units outstanding                     (11,310)           3,239           28,082
Beginning units                                              109,068              317           18,202
                                                        ----------------------------------------------
Ending units                                                  97,758            3,556           46,284
                                                        ==============================================

Contracts with total expenses of 1.25% :
   Units sold                                                 24,809                0            3,429
   Units redeemed                                           (139,131)               0          (26,530)
   Units transferred                                          13,556                0           11,586
                                                        ----------------------------------------------
Increase (decrease) in units outstanding                    (100,766)               0          (11,515)
Beginning units                                            2,202,766                0          352,067
                                                        ----------------------------------------------
Ending units                                               2,102,000                0          340,552
                                                        ==============================================


* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                        International                                 MFS
                                                         Diversified         International       Massachusetts         MFS Mid-
                                                           Equities        Growth and Income    Investors Trust       Cap Growth
                                                          Portfolio            Portfolio           Portfolio          Portfolio
                                                          (Class 1)            (Class 1)           (Class 1)          (Class 1)
                                                       -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                           $    134,803       $     33,489       $     (5,520)      $    (30,717)
   Net realized gains (losses) from
       securities transactions                                (741,829)          (955,176)          (290,674)          (489,338)
   Change in net unrealized appreciation
       (depreciation) of investments                         1,820,709          4,930,614          1,319,634          1,464,414
                                                          ---------------------------------------------------------------------
   Increase (decrease) in net assets from operations         1,213,683          4,008,927          1,023,440            944,359
                                                          ---------------------------------------------------------------------

From capital transactions:
       Net proceeds from units sold                            254,844            354,005            221,870            170,382
       Cost of units redeemed                                 (275,656)          (986,218)          (619,260)          (322,466)
       Annuity benefit payments                                   (653)              (839)                 0                  0
       Net transfers                                           497,146           (180,498)          (319,326)           100,287
                                                          ---------------------------------------------------------------------
   Increase (decrease) in net assets from capital
       transactions                                            475,681           (813,550)          (716,716)           (51,797)
                                                          ---------------------------------------------------------------------

Increase (decrease) in net assets                            1,689,364          3,195,377            306,724            892,562
Net assets at beginning of period                            3,655,991         10,734,722          6,981,443          2,840,743
                                                          ---------------------------------------------------------------------
Net assets at end of period                               $  5,345,355       $ 13,930,099       $  7,288,167       $  3,733,305
                                                          =====================================================================
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                        0                  0                  0                  0
   Units redeemed                                                    0                  0                  0                  0
   Units transferred                                                 0                 82                  0                  0
                                                          ---------------------------------------------------------------------
Increase (decrease) in units outstanding                             0                 82                  0                  0
Beginning units                                                      0                668                  0                  0
                                                          ---------------------------------------------------------------------
Ending units                                                         0                750                  0                  0
                                                          =====================================================================

Contracts with total expenses of 0.85% **:
   Units sold                                                   20,556             20,902             12,622             22,074
   Units redeemed                                              (14,236)           (79,443)           (67,256)           (42,056)
   Units transferred                                            49,087            (31,024)           (42,042)            12,472
                                                          ---------------------------------------------------------------------
Increase (decrease) in units outstanding                        55,407            (89,565)           (96,676)            (7,510)
Beginning units                                                204,331            837,785            902,075            449,234
                                                          ---------------------------------------------------------------------
Ending units                                                   259,738            748,220            805,399            441,724
                                                          =====================================================================

Contracts with total expenses of 1.10%:

   Units sold                                                   10,508              4,813             13,952                755
   Units redeemed                                                    0             (1,327)           (12,268)              (858)
   Units transferred                                              (615)                 5               (841)             1,452
                                                          ---------------------------------------------------------------------
Increase (decrease) in units outstanding                         9,893              3,491                843              1,349
Beginning units                                                  1,550             32,278             90,251             33,748
                                                          ---------------------------------------------------------------------
Ending units                                                    11,443             35,769             91,094             35,097
                                                          =====================================================================

Contracts with total expenses of 1.25% :
   Units sold                                                    8,536             11,609                  0                  0
   Units redeemed                                              (22,289)           (29,093)                 0                  0
   Units transferred                                            25,296             24,237                  0                  0
                                                          ---------------------------------------------------------------------
Increase (decrease) in units outstanding                        11,543              6,753                  0                  0
Beginning units                                                378,565            576,640                  0                  0
                                                          ---------------------------------------------------------------------
Ending units                                                   390,108            583,393                  0                  0
                                                          =====================================================================

                                                                                 Putnam
                                                             MFS Total           Growth:             Real
                                                              Return             Voyager            Estate
                                                             Portfolio          Portfolio          Portfolio
                                                             (Class 1)          (Class 1)          (Class 1)
                                                          --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                           $  1,360,262       $   (286,821)      $     83,869
   Net realized gains (losses) from
       securities transactions                                  26,387         (3,061,560)           369,665
   Change in net unrealized appreciation
       (depreciation) of investments                         3,366,911          7,545,213            858,830
                                                          --------------------------------------------------
   Increase (decrease) in net assets from operations         4,753,560          4,196,832          1,312,364
                                                          --------------------------------------------------

From capital transactions:
       Net proceeds from units sold                          7,662,083          1,701,746            205,406
       Cost of units redeemed                               (2,526,357)        (2,331,596)          (644,971)
       Annuity benefit payments                                      0             (2,525)                 0
       Net transfers                                        16,887,433           (394,062)         1,207,025
                                                          --------------------------------------------------
   Increase (decrease) in net assets from capital
       transactions                                         22,023,159         (1,026,437)           767,460
                                                          --------------------------------------------------
Increase (decrease) in net assets                           26,776,719          3,170,395          2,079,824
Net assets at beginning of period                           29,450,456         27,931,800          5,468,503
                                                          --------------------------------------------------
Net assets at end of period                               $ 56,227,175       $ 31,102,195       $  7,548,327
                                                          ==================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                        0                  0                  0
   Units redeemed                                                    0                  0                  0
   Units transferred                                                 0                  0                  8
                                                          --------------------------------------------------
Increase (decrease) in units outstanding                             0                  0                  8
Beginning units                                                      0                174                  0
                                                          --------------------------------------------------
Ending units                                                         0                174                  8
                                                          ==================================================

Contracts with total expenses of 0.85% **:
   Units sold                                                  535,812            202,723              4,890
   Units redeemed                                             (191,192)           (66,982)           (11,409)
   Units transferred                                         1,214,152            109,991             26,730
                                                          --------------------------------------------------
Increase (decrease) in units outstanding                     1,558,772            245,732             20,211
Beginning units                                              2,391,121            817,468             88,262
                                                          --------------------------------------------------
Ending units                                                 3,949,893          1,063,200            108,473
                                                          ==================================================

Contracts with total expenses of 1.10%:

   Units sold                                                   76,243             41,659                545
   Units redeemed                                              (12,055)            (3,039)               (22)
   Units transferred                                           149,013             32,299              1,179
                                                          --------------------------------------------------
Increase (decrease) in units outstanding                       213,201             70,919              1,702
Beginning units                                                218,848             22,523              3,919
                                                          --------------------------------------------------
Ending units                                                   432,049             93,442              5,621
                                                          ==================================================

Contracts with total expenses of 1.25% :
   Units sold                                                        0              8,823              6,528
   Units redeemed                                                    0           (113,925)           (28,642)
   Units transferred                                                 0            (77,913)            40,620
                                                          --------------------------------------------------
Increase (decrease) in units outstanding                             0           (183,015)            18,506
Beginning units                                                      0          1,601,326            322,682
                                                          --------------------------------------------------
Ending units                                                         0          1,418,311            341,188
                                                          ==================================================

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                       Small Company       SunAmerica                          Telecom
                                                            Value           Balanced        Technology         Utility
                                                          Portfolio         Portfolio        Portfolio        Portfolio
                                                          (Class 1)        (Class 1)         (Class 1)        (Class 1)
                                                        ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                         $    (96,978)    $    592,944     $     (1,942)    $    182,395
   Net realized gains (losses) from
       securities transactions                                63,620       (2,484,382)         (18,922)        (382,996)
   Change in net unrealized appreciation
       (depreciation) of investments                       2,194,899        7,428,994           33,450          708,701
                                                        ---------------------------------------------------------------
   Increase (decrease) in net assets from operations       2,161,541        5,537,556           12,586          508,100
                                                        ---------------------------------------------------------------

From capital transactions:
       Net proceeds from units sold                          188,078          744,212          106,287           36,653
       Cost of units redeemed                               (532,235)      (5,063,730)         (22,657)        (341,657)
       Annuity benefit payments                                    0           (8,032)               0             (371)
       Net transfers                                         931,371            4,092           47,643          (99,300)
                                                        ---------------------------------------------------------------
   Increase (decrease) in net assets from capital
       transactions                                          587,214       (4,323,458)         131,273         (404,675)
                                                        ---------------------------------------------------------------

Increase (decrease) in net assets                          2,748,755        1,214,098          143,859          103,425
Net assets at beginning of period                          6,037,265       56,393,035          121,123        3,570,779
                                                        ---------------------------------------------------------------
Net assets at end of period                             $  8,786,020     $ 57,607,133     $    264,982     $  3,674,204
                                                        ===============================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                      0                0                0                0
   Units redeemed                                                  0                0                0                0
   Units transferred                                              24                0                0               15
                                                        ---------------------------------------------------------------
Increase (decrease) in units outstanding                          24                0                0               15
Beginning units                                                  403              837                0                0
                                                        ---------------------------------------------------------------
Ending units                                                     427              837                0               15
                                                        ===============================================================

Contracts with total expenses of 0.85% **:
   Units sold                                                      0           39,355           41,897                0
   Units redeemed                                                  0          (40,409)          (8,881)         (10,189)
   Units transferred                                               0          (18,447)          16,520          (10,736)
                                                        ---------------------------------------------------------------
Increase (decrease) in units outstanding                           0          (19,501)          49,536          (20,925)
Beginning units                                                    0          550,347           58,799           61,703
                                                        ---------------------------------------------------------------
Ending units                                                       0          530,846          108,335           40,778
                                                        ===============================================================

Contracts with total expenses of 1.10%:
   Units sold                                                      0            1,816            2,372                0
   Units redeemed                                                  0                0             (208)               0
   Units transferred                                               0            1,366            3,513              184
                                                        ---------------------------------------------------------------
Increase (decrease) in units outstanding                           0            3,182            5,677              184
Beginning units                                                    0           24,362            7,962            3,965
                                                        ---------------------------------------------------------------
Ending units                                                       0           27,544           13,639            4,149
                                                        ===============================================================

Contracts with total expenses of 1.25% :
   Units sold                                                 11,911           28,200                0            3,577
   Units redeemed                                            (32,885)        (336,649)               0          (27,957)
   Units transferred                                          57,743            9,575                0           (2,819)
                                                        ---------------------------------------------------------------
Increase (decrease) in units outstanding                      36,769         (298,874)               0          (27,199)
Beginning units                                              457,922        4,022,365                0          358,152
                                                        ---------------------------------------------------------------
Ending units                                                 494,691        3,723,491                0          330,953
                                                        ===============================================================

                                                          Worldwide                           Emerging
                                                         High Income        Comstock           Growth
                                                          Portfolio         Portfolio        Portfolio
                                                          (Class 1)        (Class II)       (Class II)
                                                        ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                         $    203,369     $     96,403     $    (32,378)
   Net realized gains (losses) from
       securities transactions                               (46,875)          32,136           24,733
   Change in net unrealized appreciation
       (depreciation) of investments                         100,807        6,005,621          329,740
                                                        ----------------------------------------------
   Increase (decrease) in net assets from operations         257,301        6,134,160          322,095
                                                        ----------------------------------------------

From capital transactions:
       Net proceeds from units sold                          363,207       14,419,151        1,699,265
       Cost of units redeemed                               (135,779)      (1,569,995)        (355,402)
       Annuity benefit payments                                 (113)               0                0
       Net transfers                                         655,439       18,904,698        1,899,858
                                                        ----------------------------------------------
   Increase (decrease) in net assets from capital
       transactions                                          882,754       31,753,854        3,243,721
                                                        ----------------------------------------------

Increase (decrease) in net assets                          1,140,055       37,888,014        3,565,816
Net assets at beginning of period                          2,548,697       15,778,868        1,916,147
                                                        ----------------------------------------------
Net assets at end of period                             $  3,688,752     $ 53,666,882     $  5,481,963
                                                        ==============================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                      0                0                0
   Units redeemed                                                  0                0                0
   Units transferred                                               0                0                0
                                                        ----------------------------------------------
Increase (decrease) in units outstanding                           0                0                0
Beginning units                                                    0                0                0
                                                        ----------------------------------------------
Ending units                                                       0                0                0
                                                        ==============================================

Contracts with total expenses of 0.85% **:
   Units sold                                                 23,514        1,244,490          185,858
   Units redeemed                                             (5,491)        (143,791)         (40,154)
   Units transferred                                          44,792        1,676,896          200,878
                                                        ----------------------------------------------
Increase (decrease) in units outstanding                      62,815        2,777,595          346,582
Beginning units                                               63,528        1,732,236          221,473
                                                        ----------------------------------------------
Ending units                                                 126,343        4,509,831          568,055
                                                        ==============================================

Contracts with total expenses of 1.10%:
   Units sold                                                  5,602          150,619           12,969
   Units redeemed                                               (122)          (9,310)            (624)
   Units transferred                                           3,185          176,437           23,843
                                                        ----------------------------------------------
Increase (decrease) in units outstanding                       8,665          317,746           36,188
Beginning units                                                6,051          145,026           39,858
                                                        ----------------------------------------------
Ending units                                                  14,716          462,772           76,046
                                                        ==============================================

Contracts with total expenses of 1.25% :
   Units sold                                                  1,411                0                0
   Units redeemed                                             (4,165)               0                0
   Units transferred                                           6,035                0                0
                                                        ----------------------------------------------
Increase (decrease) in units outstanding                       3,281                0                0
Beginning units                                              115,713                0                0
                                                        ----------------------------------------------
Ending units                                                 118,994                0                0
                                                        ==============================================

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2004
                                   (Continued)

                                                            Growth           Growth                            Asset
                                                          and Income       and Income     Mid-Cap Value      Allocation
                                                          Portfolio        Portfolio        Portfolio           Fund
                                                          (Class II)       (Class VC)       (Class VC)       (Class 2)
                                                        ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                         $     61,434     $    (47,418)    $    (52,158)    $    409,830
   Net realized gains (losses) from
       securities transactions                                33,034           15,100          225,169           11,076
   Change in net unrealized appreciation
       (depreciation) of investments                       3,237,905        3,788,651        3,331,995        2,180,426
                                                        ---------------------------------------------------------------
   Increase (decrease) in net assets from operations       3,332,373        3,756,333        3,505,006        2,601,332
                                                        ---------------------------------------------------------------

From capital transactions:
       Net proceeds from units sold                       10,542,262       15,226,982        8,517,616       18,379,501
       Cost of units redeemed                             (1,225,681)        (909,326)        (892,965)      (1,458,657)
       Annuity benefit payments                                    0                0                0                0
       Net transfers                                      14,387,745       20,721,105       12,147,944       30,973,474
                                                        ---------------------------------------------------------------
   Increase (decrease) in net assets from capital
       transactions                                       23,704,326       35,038,761       19,772,595       47,894,318
                                                        ---------------------------------------------------------------

Increase (decrease) in net assets                         27,036,699       38,795,094       23,277,601       50,495,650
Net assets at beginning of period                          9,962,263        9,794,470        5,589,117        9,181,839
                                                        ---------------------------------------------------------------
Net assets at end of period                             $ 36,998,962     $ 48,589,564     $ 28,866,718     $ 59,677,489
                                                        ===============================================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                      0                0                0                0
   Units redeemed                                                  0                0                0                0
   Units transferred                                               0                0                0                0
                                                        ---------------------------------------------------------------
Increase (decrease) in units outstanding                           0                0                0                0
Beginning units                                                    0                0                0                0
                                                        ---------------------------------------------------------------
Ending units                                                       0                0                0                0
                                                        ===============================================================

Contracts with total expenses of 0.85% **:
   Units sold                                                879,318        1,350,940          725,275        1,334,701
   Units redeemed                                           (104,361)         (82,621)         (78,059)        (111,154)
   Units transferred                                       1,214,946        1,776,779        1,078,583        2,318,141
                                                        ---------------------------------------------------------------
Increase (decrease) in units outstanding                   1,989,903        3,045,098        1,725,799        3,541,688
Beginning units                                              977,264        1,045,100          585,524          799,987
                                                        ---------------------------------------------------------------
Ending units                                               2,967,167        4,090,198        2,311,323        4,341,675
                                                        ===============================================================

Contracts with total expenses of 1.10% :
   Units sold                                                 80,680          112,980           88,374          161,344
   Units redeemed                                             (8,897)          (5,248)          (5,878)          (7,828)
   Units transferred                                         117,374          265,875          123,269          251,070
                                                        ---------------------------------------------------------------
Increase (decrease) in units outstanding                     189,157          373,607          205,765          404,586
Beginning units                                              124,050           99,187           81,785           53,140
                                                        ---------------------------------------------------------------
Ending units                                                 313,207          472,794          287,550          457,726
                                                        ===============================================================

Contracts with total expenses of 1.25% :
   Units sold                                                      0                0                0                0
   Units redeemed                                                  0                0                0                0
   Units transferred                                               0                0                0                0
                                                        ---------------------------------------------------------------
Increase (decrease) in units outstanding                           0                0                0                0
Beginning units                                                    0                0                0                0
                                                        ---------------------------------------------------------------
Ending units                                                       0                0                0                0
                                                        ===============================================================

                                                            Global                           Growth-
                                                            Growth           Growth           Income
                                                             Fund             Fund             Fund
                                                           (Class 2)        (Class 2)        (Class 2)
                                                        ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                         $    (76,934)    $   (189,310)    $     31,356
   Net realized gains (losses) from
       securities transactions                                 5,346           41,937           14,302
   Change in net unrealized appreciation
       (depreciation) of investments                       1,410,550        3,552,190        6,416,141
                                                        ----------------------------------------------
   Increase (decrease) in net assets from operations       1,338,962        3,404,817        6,461,799
                                                        ----------------------------------------------

From capital transactions:
       Net proceeds from units sold                       10,941,550       19,853,478       35,182,433
       Cost of units redeemed                               (237,368)      (1,198,515)      (1,701,380)
       Annuity benefit payments                                    0                0                0
       Net transfers                                      12,703,702       24,736,972       45,967,362
                                                        ----------------------------------------------
   Increase (decrease) in net assets from capital
       transactions                                       23,407,884       43,391,935       79,448,415
                                                        ----------------------------------------------

Increase (decrease) in net assets                         24,746,846       46,796,752       85,910,214
Net assets at beginning of period                          2,036,008        5,920,073       12,254,361
                                                        ----------------------------------------------
Net assets at end of period                             $ 26,782,854     $ 52,716,825     $ 98,164,575
                                                        ==============================================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% *:
   Units sold                                                      0                0                0
   Units redeemed                                                  0                0                0
   Units transferred                                               0                0                0
                                                        ----------------------------------------------
Increase (decrease) in units outstanding                           0                0                0
Beginning units                                                    0                0                0
                                                        ----------------------------------------------
Ending units                                                       0                0                0
                                                        ==============================================

Contracts with total expenses of 0.85% **:
   Units sold                                                657,356        1,187,286        2,284,781
   Units redeemed                                            (14,309)         (77,989)        (114,816)
   Units transferred                                         799,611        1,502,314        3,024,871
                                                        ----------------------------------------------
Increase (decrease) in units outstanding                   1,442,658        2,611,611        5,194,836
Beginning units                                              174,275          464,391          987,417
                                                        ----------------------------------------------
Ending units                                               1,616,933        3,076,002        6,182,253
                                                        ==============================================

Contracts with total expenses of 1.10% :
   Units sold                                                 95,291          173,682          224,087
   Units redeemed                                             (1,744)          (2,093)          (4,813)
   Units transferred                                          89,573          229,046          335,076
                                                        ----------------------------------------------
Increase (decrease) in units outstanding                     183,120          400,635          554,350
Beginning units                                                6,326           38,822           88,643
                                                        ----------------------------------------------
Ending units                                                 189,446          439,457          642,993
                                                        ==============================================

Contracts with total expenses of 1.25% :
   Units sold                                                      0                0                0
   Units redeemed                                                  0                0                0
   Units transferred                                               0                0                0
                                                        ----------------------------------------------
Increase (decrease) in units outstanding                           0                0                0
Beginning units                                                    0                0                0
                                                        ----------------------------------------------
Ending units                                                       0                0                0
                                                        ==============================================

* Offered in Polaris Plus product.

** Offered in Polaris II Asset Manager and Polaris II A-Class products.


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION

      Variable Annuity Account Seven of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company (FKA Anchor National Life Insurance Company), (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company for 2002. Effective March 1, 2003, the Company is using its new name exclusively. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

      The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts. The Separate Account offers the following products: Polaris Plus, Polaris II Asset Manager, and Polaris II A-Class.

      The Separate Account is composed of a total of forty-two variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of (1) one of the four currently available investment portfolios of Anchor Series Trust ("Anchor Trust"), (2) one of the twenty-nine currently available investment portfolios of SunAmerica Series Trust ("SunAmerica Trust"), (3) one of the three currently available investment portfolios of Van Kampen Life Investment Trust ("Van Kampen Trust"), (4) one of the two currently available investment portfolios of Lord Abbett Series Fund, Inc. ("Lord Abbett Fund"), or (5) one of the four currently available investment portfolios of American Fund Insurance Series ("American Series"). The Anchor Trust, the SunAmerica Trust, the Van Kampen Trust, the Lord Abbett Fund and the American Series (collectively referred to as the "Trusts") are diversified open-ended investment companies, which retain investment advisers to assist in the investment activities of the Trusts. The Anchor and SunAmerica Trusts are affiliated investment companies. The participant may elect to have investments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the forty-two Variable Accounts and do not include balances allocated to the General Account.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

      FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

      USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

      RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments.

      At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company.

      Annuity reserves are calculated according to the Annuity 2000 Mortality Table, the 1971 Individual Annuity Mortality Table, and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


3.    CHARGES AND DEDUCTIONS

      Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

      WITHDRAWAL CHARGE: The contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the contracts, with a maximum charge of 6% of any amount withdrawn that exceed the free withdrawal amount and are recorded as redemption in the accompanying Statement of Changes in Net Assets.

      MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis as a percentage of the net asset value. The total annual rate of the net asset value of each portfolio, depending on the benefit options elected for each product, is as follows: Polaris Plus, 0.70% or 1.10%, and Polaris II Asset Manager and Polaris II A-Class, 0.70% or 0.95%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

      DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the excess cost.

      TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


3.    CHARGES AND DEDUCTIONS (continued)

      INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Plus, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is either 0.15% or 0.30% of the Income Benefit Base, deducted annually from the contract value, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees and charges.

      SALES CHARGE: For the Polaris II A-Class product, an up-front sales charge may be applied against the gross purchase payments made on the contract. The sales charge ranges from 0.50% to 5.75% of the gross purchase payment invested, depending on the investment amount, and is paid to the Company. The net proceeds from units sold are recorded in the accompanying Statement of Changes in Net Assets.

      PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range from 0% to 3.5%. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently deducts premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

      SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

4.    PURCHASES AND SALES OF INVESTMENTS

      The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the year ended April 30, 2005 consist of the following:

                                                                 Cost of Shares                  Proceeds from
Variable Accounts                                                      Acquired                    Shares Sold
-----------------                                                ---------------------------------------------
ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)                             $    3,241,157                 $    4,284,243
Capital Appreciation Portfolio (Class1)                              19,964,603                      5,965,948
Government and Quality Bond Portfolio (Class 1)                      20,395,625                     14,474,857
Growth Portfolio (Class 1)                                           15,022,753                      4,726,572

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                 Cost of Shares                  Proceeds from
Variable Accounts                                                      Acquired                    Shares Sold
-----------------                                                ---------------------------------------------
SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)                            $    1,514,814                 $    2,904,337
Alliance Growth Portfolio (Class 1)                                     631,904                     17,025,972
Blue Chip Growth Portfolio (Class 1)                                    658,368                        311,637
Cash Management Portfolio (Class 1)                                  18,496,856                     18,486,935
Corporate Bond Portfolio (Class 1)                                   24,694,381                      3,087,628
Davis Venture Value Portfolio (Class 1)                              17,594,842                      7,792,296
"Dogs" of Wall Street Portfolio (Class 1)                               923,426                      1,973,547
Emerging Markets Portfolio (Class 1)                                  2,681,489                      3,819,518
Equity Income Portfolio (Class 1)                                       410,192                      2,508,857
Equity Index Portfolio (Class 1)                                      1,368,912                     10,109,024
Federated American Leaders Portfolio (Class 1)                        4,401,531                      2,687,699
Global Bond Portfolio (Class 1)                                       2,282,440                      2,007,973
Global Equities Portfolio (Class 1)                                     385,810                      2,665,834
Goldman Sachs Research Portfolio (Class 1)                              477,466                        148,323
Growth-Income Portfolio (Class 1)                                     1,556,678                     15,419,020
Growth Opportunities Portfolio (Class 1)                                155,123                        129,493
High-Yield Bond Portfolio (Class 1)                                   5,002,928                      2,807,776
International Diversified Equities Portfolio (Class 1)***             2,105,266                      2,309,376
International Growth and Income Portfolio (Class 1)                   6,055,861                      5,061,364
MFS Massachusetts Investors Trust Portfolio (Class 1)                   534,308                      1,908,983
MFS Mid-Cap Growth Portfolio (Class 1)                                  709,669                        848,244
MFS Total Return Portfolio (Class 1)                                 34,975,951                        448,719
Putnam Growth: Voyager Portfolio (Class 1)                            5,208,144                      6,775,850
Real Estate Portfolio (Class 1)                                       3,176,087                      2,102,649
Small Company Value Portfolio (Class 1)                               2,071,071                      2,963,265
SunAmerica Balanced Portfolio (Class 1)                               2,008,167                     13,080,905
Technology Portfolio (Class 1)                                          153,307                        112,606
Telecom Utility Portfolio (Class 1)                                     449,510                        927,763
Worldwide High Income Portfolio (Class 1)                             2,477,865                      1,264,871

VAN KAMPEN TRUST:
Comstock Portfolio (Class II)                                    $   66,381,929                 $      524,946
Emerging Growth Portfolio (Class II)                                  2,281,573                        811,544
Growth and Income Portfolio (Class II)                               47,155,231                        263,500

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                 Cost of Shares                  Proceeds from
Variable Accounts                                                      Acquired                    Shares Sold
-----------------                                                ---------------------------------------------
LORD ABBETT FUND TRUST:
Growth and Income Portfolio (Class VC)                           $   50,013,994                 $      572,131
Mid-Cap Value Portfolio (Class VC)                                   38,709,853                        357,193

AMERICAN SERIES TRUST:
Asset Allocation Fund (Class 2)                                  $   72,496,322                 $      430,629
Global Growth Fund (Class 2)                                         48,608,616                        209,993
Growth Fund (Class 2)                                                62,017,892                        476,158
Growth-Income Fund (Class 2)                                        114,154,578                        676,110


***For the period from October 4, 2004 (inception) to April 30, 2005

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    UNIT VALUES

      A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended April 30, 2005, 2004, 2003 and 2002 follows:

                                    At April 30                                      For the Year Ended April 30
            -----------------------------------------------------------  --------------------------------------------------
                                   Unit Fair Value                       Expense Ratio    Investment       Total Return
                                      Lowest to              Net Assets      Lowest         Income           Lowest to
  Year       Units                 Highest ($) (6)              ($)      to Highest (1)    Ratio (2)        Highest (3)
-----------------------            ---------------          -----------  --------------   ----------    -------------------
Asset Allocation Portfolio (Class 1)
  2005          971,032            11.78 to 22.20 (7)        17,336,407  0.85% to 1.25%      2.73%            5.86% to 6.28%
  2004          999,662            11.08 to 20.97 (7)        17,626,445  0.85% to 1.25%      3.34%          18.44% to 18.91%
  2003          842,182             9.27 to 17.70            12,636,500  0.85% to 1.25%      3.89%          -3.43% to -3.05%
  2002          871,609             9.59 to 18.33            13,635,471  0.85% to 1.25%      3.34%          -4.01% to -3.63%

Capital Appreciation Portfolio (Class 1)
  2005        6,202,015            10.76 to 34.16 (7)        83,487,910  0.85% to 1.25%      0.00%            0.37% to 0.78%
  2004        4,540,534            10.68 to 34.03 (7)        68,288,994  0.85% to 1.25%      0.00%          22.49% to 23.00%
  2003        3,312,355             6.42 to 27.78            45,411,415  0.85% to 1.25%      0.00%        -12.32% to -11.97%
  2002        3,065,679             7.30 to 31.69            50,711,970  0.85% to 1.25%      0.25%        -15.26% to -14.92%

Government and Quality Bond Portfolio (Class 1)
  2005        5,005,538            13.28 to 17.35 (7)        74,583,311  0.85% to 1.25%      4.64%            3.27% to 3.69%
  2004        4,538,622            12.81 to 16.80 (7)        68,841,287  0.85% to 1.25%      4.04%           -0.18% to 0.22%
  2003        4,435,309            12.25 to 16.83            69,894,786  0.85% to 1.25%      3.39%            7.20% to 7.63%
  2002        3,705,363            11.38 to 15.70            56,444,402  0.85% to 1.25%      4.34%            5.79% to 6.22%

Growth Portfolio (Class 1)
  2005        4,488,033            10.13 to 28.33 (7)        56,478,498  0.85% to 1.25%      0.53%            5.42% to 5.85%
  2004        3,178,645             9.57 to 26.87 (7)        43,263,936  0.85% to 1.25%      0.47%          24.05% to 24.56%
  2003        2,185,613             6.55 to 21.66            27,512,769  0.85% to 1.25%      0.41%        -15.55% to -15.22%
  2002        1,992,150             7.73 to 25.65            31,805,872  0.85% to 1.25%      0.14%        -11.97% to -11.61%

Aggressive Growth Portfolio (Class 1)
  2005          904,750             8.51 to 14.17 (7)        11,620,263  0.85% to 1.25%      0.00%           9.63% to 10.06% (8)
  2004          983,125             7.73 to 12.92 (7)        11,702,361  0.85% to 1.25%      0.00%          22.07% to 22.56%
  2003          961,812             4.13 to 10.59             9,544,290  0.85% to 1.25%      0.24%        -18.98% to -18.65%
  2002        1,103,249             5.08 to 13.07            13,297,839  0.85% to 1.25%      0.42%        -24.04% to -23.73%

Alliance Growth Portfolio (Class 1)
  2005        3,450,927             6.52 to 27.12 (7)        60,549,487  0.85% to 1.25%      0.33%            1.04% to 1.45% (8)
  2004        4,391,660             6.43 to 26.84 (7)        75,292,292  0.85% to 1.25%      0.25%          11.80% to 12.25%
  2003        4,857,901             4.77 to 24.00            72,130,071  0.85% to 1.25%      0.30%        -16.24% to -15.90%
  2002        5,535,320             5.67 to 28.66            97,221,210  0.85% to 1.25%      0.00%        -20.20% to -19.88%

Blue Chip Growth Portfolio (Class 1)
  2005          268,342              5.24 to 5.29             1,418,582  0.85% to 1.10%      0.16%          -1.71% to -1.46%
  2004          201,429              5.33 to 5.37             1,080,772  0.85% to 1.10%      0.16%          16.36% to 16.65%
  2003          165,075              4.58 to 4.60               759,737  0.85% to 1.10%      0.26%        -18.61% to -18.39%
  2002          120,407              5.62 to 5.64               679,101  0.85% to 1.10%      0.06%        -20.83% to -20.64%

Cash Management Portfolio (Class 1)
  2005        1,660,970            10.94 to 13.09 (7)        20,569,647  0.85% to 1.25%      0.77%            0.09% to 0.49%
  2004        1,634,270            10.89 to 13.08 (7)        20,444,351  0.85% to 1.25%      2.09%          -0.69% to -0.29%
  2003        1,922,742            10.54 to 13.17            24,491,587  0.85% to 1.25%      3.63%           -0.11% to 0.29%
  2002        2,019,793            10.51 to 13.18            26,214,963  0.85% to 1.25%      3.98%            1.33% to 1.75%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    UNIT VALUES(Continued)

                                    At April 30                                      For the Year Ended April 30
            -----------------------------------------------------------  --------------------------------------------------
                                   Unit Fair Value                       Expense Ratio    Investment       Total Return
                                      Lowest to              Net Assets      Lowest         Income           Lowest to
  Year       Units                 Highest($)(6)                ($)      to Highest (1)     Ratio (2)       Highest (3)
-----------------------            ---------------          -----------  --------------   ----------    -------------------
Corporate Bond Portfolio (Class 1)
 2005       3,499,746              13.78 to 17.23 (7)        49,923,331  0.85% to 1.25%      4.75%           3.86% to 4.28%
 2004       1,994,520              13.21 to 16.59 (7)        28,487,187  0.85% to 1.25%      5.35%           6.12% to 6.55%
 2003       1,170,704              12.33 to 15.64            16,712,027  0.85% to 1.25%      5.94%           8.90% to 9.34%
 2002         934,852              10.52 to 14.36            12,670,300  0.85% to 1.25%      5.50%           5.20% to 5.62%

Davis Venture Value Portfolio
  (Class 1)
 2005       6,547,997              12.31 to 31.58 (7)        94,709,800  0.85% to 1.25%      0.85%            8.59% to 9.02% (8)
 2004       5,513,260              11.29 to 29.08 (7)        77,506,131  0.85% to 1.25%      0.77%          30.20% to 30.72%
 2003       4,665,711               7.87 to 22.34            51,742,583  0.85% to 1.25%      0.65%        -13.03% to -12.68%
 2002       4,325,979               9.02 to 25.68            56,606,074  0.85% to 1.25%      0.49%          -8.93% to -8.57%

"Dogs" of Wall Street Portfolio
  (Class 1)
 2005         573,762              11.11 to 12.82             6,504,889  0.85% to 1.25%      2.44%            1.80% to 2.20% (8)
 2004         678,245              10.91 to 12.54             7,512,954  0.85% to 1.25%      2.52%          24.60% to 25.10% (8)
 2003         733,143               8.76 to 10.02             6,528,585  0.85% to 1.25%      1.90%        -13.94% to -13.59%
 2002         727,879              10.18 to 11.60             7,507,418  0.85% to 1.25%      2.16%            7.85% to 8.29%

Emerging Markets Portfolio
  (Class 1)
 2005         636,170              11.20 to 13.61             7,347,341  0.85% to 1.25%      1.01%          23.01% to 23.50%
 2004         767,783               9.11 to 11.02             7,158,565  0.85% to 1.25%      0.00%          49.25% to 49.84%
 2003         632,213                6.10 to 7.35             3,999,291  0.85% to 1.25%      0.29%        -17.16% to -16.84%
 2002         739,403               7.37 to 10.01             5,654,737  0.85% to 1.25%      0.28%            9.27% to 9.76%

Equity Income Portfolio (Class 1)
 2005         603,319                       11.34             6,841,407           1.25%      1.33%                     5.63%
 2004         792,665                       10.73             8,509,172           1.25%      1.53%                    19.71%
 2003         758,827                        8.97             6,804,963           1.25%      2.03%                   -14.39%
 2002         790,453              10.38 to 10.48             8,280,359  0.85% to 1.25%      1.67%          -4.39% to -4.01%

Equity Index Portfolio (Class 1)
 2005       4,114,983                        8.56            35,204,686           1.25%      1.10%                     4.45%
 2004       5,140,659                        8.19            42,104,093           1.25%      1.01%                    20.56%
 2003       5,344,702                        6.79            36,310,699           1.25%      1.07%                   -14.70%
 2002       5,913,603                7.20 to 7.97            47,100,945  0.85% to 1.25%      0.81%        -14.14% to -13.81%

Federated American Leaders
  (Class 1)
 2005       1,522,266              10.81 to 17.26 (7)        18,567,050  0.85% to 1.25%      1.42%            6.00% to 6.43%
 2004       1,306,284              10.15 to 16.29 (7)        15,889,240  0.85% to 1.25%      1.43%          23.31% to 23.81%
 2003       1,047,833               8.16 to 13.21            10,910,210  0.85% to 1.25%      1.16%        -17.15% to -16.81%
 2002         968,846               9.83 to 15.94            12,456,497  0.85% to 1.25%      1.27%          -8.03% to -7.67%

Global Bond Portfolio (Class 1)
 2005         632,442              12.81 to 17.68 (7)         9,740,574  0.85% to 1.25%      0.00%            4.17% to 4.59%
 2004         577,668              12.25 to 16.98 (7)         9,081,423  0.85% to 1.25%      0.00%            0.75% to 1.16%
 2003         557,751              12.04 to 16.85             9,012,858  0.85% to 1.25%      1.64%            6.63% to 7.06%
 2002         560,409              10.76 to 15.80             8,628,048  0.85% to 1.25%      9.06%            2.24% to 2.69%

Global Equities Portfolio (Class 1)
 2005         731,337               7.35 to 16.71 (7)         9,402,833  0.85% to 1.25%      0.32%            5.56% to 5.98% (8)
 2004         919,029               6.94 to 15.83 (7)        11,020,629  0.85% to 1.25%      0.25%          20.36% to 20.84%
 2003       1,037,728               5.71 to 13.16            10,038,817  0.85% to 1.25%      0.00%        -19.14% to -18.82%
 2002       1,238,372               7.05 to 16.27            14,260,497  0.85% to 1.25%      0.10%        -18.59% to -18.26%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    UNIT VALUES (Continued)

                                    At April 30                                      For the Year Ended April 30
            -----------------------------------------------------------  --------------------------------------------------
                                   Unit Fair Value                       Expense Ratio    Investment       Total Return
                                      Lowest to              Net Assets      Lowest         Income           Lowest to
  Year       Units                 Highest ($) (6)              ($)      to Highest (1)    Ratio (2)        Highest (3)
-----------------------            ---------------          -----------  --------------   ----------    -------------------
Goldman Sachs Research Portfolio (Class 1)
  2005          178,277              6.49 to 6.56             1,168,750  0.85% to 1.10%      0.00%            1.68% to 1.93%
  2004          127,558              6.39 to 6.44               820,456  0.85% to 1.10%      0.00%          22.42% to 22.73%
  2003           86,857              5.22 to 5.24               455,203  0.85% to 1.10%      0.00%        -14.09% to -13.87%
  2002           87,811              6.07 to 6.09               534,501  0.85% to 1.10%      0.00%        -30.33% to -30.14%

Growth-Income Portfolio (Class 1)
  2005        3,029,829             8.51 to 26.72 (7)        56,491,767  0.85% to 1.25%      0.72%            1.56% to 1.97%
  2004        3,720,474             8.35 to 26.31 (7)        68,815,280  0.85% to 1.25%      0.93%          19.14% to 19.62%
  2003        4,056,149             6.41 to 22.09            61,581,722  0.85% to 1.25%      0.96%        -14.11% to -13.76%
  2002        4,836,055             7.43 to 25.71            81,959,764  0.85% to 1.25%      0.78%        -15.27% to -14.92%

Growth Opportunities Portfolio (Class 1)
  2005           65,458              4.38 to 4.60               287,334  0.85% to 1.10%      0.00%          -0.83% to -0.59%
  2004           58,482              4.41 to 4.63               258,640  0.85% to 1.10%      0.00%          20.89% to 21.23%
  2003           48,330              3.64 to 3.83               175,830  0.85% to 1.10%      0.00%        -27.41% to -26.86%
  2002           75,698              5.01 to 5.24               379,270  0.85% to 1.10%      0.01%         -27.11 to -26.93%

High-Yield Bond Portfolio (Class 1)
  2005        1,106,694            12.02 to 17.31 (7)        14,737,078  0.85% to 1.25%      8.64%          12.08% to 12.53% (8)
  2004          974,758            10.68 to 15.44 (7)        12,031,008  0.85% to 1.25%      6.43%          18.15% to 18.62%
  2003          638,229             8.97 to 13.07             7,178,636  0.85% to 1.25%     14.87%            2.57% to 2.98%
  2002          556,317             8.73 to 12.74             6,337,878  0.85% to 1.25%     13.39%          -6.34% to -5.95%

International Diversified Equities Portfolio (Class 1)
  2005          649,657            10.45 to 11.07 (7)         5,681,049  0.85% to 1.25%      2.04%        7.55%(9) to 10.90% (8)
  2004          661,289              6.16 to 9.42 (7)         5,345,355  0.85% to 1.25%      4.03%          32.11% to 32.64%
  2003          584,446              4.62 to 7.13             3,655,991  0.85% to 1.25%      0.00%        -30.32% to -30.04%
  2002          616,557             6.61 to 10.24             5,524,611  0.85% to 1.25%      0.00%        -16.98% to -16.64%

International Growth and Income Portfolio (Class 1)
  2005        1,461,032            10.24 to 13.10 (7)        16,531,318  0.85% to 1.25%      1.18%          12.29% to 12.74% (8)
  2004        1,368,132             9.08 to 11.67 (7)        13,930,099  0.85% to 1.25%      1.31%          36.02% to 36.57%
  2003        1,447,371              5.97 to 8.58            10,734,722  0.85% to 1.25%      0.61%        -22.08% to -21.76%
  2002        1,529,262             7.63 to 11.01            14,502,139  0.85% to 1.25%      0.31%        -12.90% to -12.55%

MFS Massachusetts Investors Trust Portfolio (Class 1)
  2005          734,202              8.77 to 8.86             6,498,005  0.85% to 1.10%      0.81%            8.60% to 8.88%
  2004          896,493              8.07 to 8.14             7,288,167  0.85% to 1.10%      0.80%          15.30% to 15.59%
  2003          992,326              7.00 to 7.04             6,981,443  0.85% to 1.10%      0.91%        -14.63% to -14.42%
  2002        1,038,423              8.20 to 8.22             8,539,104  0.85% to 1.10%      0.59%        -15.74% to -15.53%

MFS Mid-Cap Growth Portfolio (Class 1)
  2005          464,234              7.53 to 7.60             3,527,481  0.85% to 1.10%      0.00%          -3.17% to -2.93%
  2004          476,821              7.77 to 7.83             3,733,305  0.85% to 1.10%      0.00%          32.81% to 33.15%
  2003          482,982              5.85 to 5.88             2,840,743  0.85% to 1.10%      0.00%        -29.02% to -28.84%
  2002          468,320              8.24 to 8.27             3,871,747  0.85% to 1.10%      0.00%        -37.49% to -37.32%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    UNIT VALUES (Continued)

                                    At April 30                                      For the Year Ended April 30
            -----------------------------------------------------------  --------------------------------------------------
                                   Unit Fair Value                       Expense Ratio    Investment       Total Return
                                      Lowest to              Net Assets      Lowest         Income           Lowest to
  Year       Units                 Highest ($) (6)              ($)      to Highest (1)    Ratio (2)        Highest (3)
-----------------------            ---------------          -----------  --------------   ----------    -------------------
MFS Total Return Portfolio (Class 1)
  2005        6,985,249            13.70 to 13.85            96,653,891  0.85% to 1.10%      0.18%            7.58% to 7.85%
  2004        4,381,942            12.74 to 12.84            56,227,175  0.85% to 1.10%      4.00%          13.47% to 13.75%
  2003        2,609,969            11.23 to 11.29            29,450,456  0.85% to 1.10%      1.79%          -5.04% to -4.80%
  2002        1,469,115            11.82 to 11.86            17,418,122  0.85% to 1.10%      1.59%            0.33% to 0.59%

Putnam Growth: Voyager Portfolio (Class 1)
  2005        2,873,774             6.22 to 16.39 (7)        29,214,010  0.85% to 1.25%      0.13%          -2.23% to -1.84% (8)
  2004        2,575,127             6.33 to 16.77 (7)        31,102,195  0.85% to 1.25%      0.25%          15.09% to 15.56%
  2003        2,441,491             5.05 to 14.57            27,931,800  0.85% to 1.25%      0.20%        -16.94% to -16.60%
  2002        2,811,912             6.06 to 17.54            38,564,294  0.85% to 1.25%      0.00%        -21.93% to -21.61%

Real Estate Portfolio (Class 1)
  2005          491,780            20.85 to 24.63            10,901,751  0.85% to 1.25%      2.52%          31.30% to 31.83% (8)
  2004          455,290            15.88 to 18.68             7,548,327  0.85% to 1.25%      2.34%          25.05% to 25.56% (8)
  2003          414,863            12.70 to 14.88             5,468,503  0.85% to 1.25%      2.55%            3.52% to 3.94%
  2002          340,849            12.27 to 14.32             4,325,632  0.85% to 1.25%      2.83%          12.98% to 13.44%

Small Company Portfolio (Class 1)
  2005          456,861            14.41 to 20.46             9,345,792  0.85% to 1.25%      0.00%          15.28% to 15.74%
  2004          495,118            12.45 to 17.75             8,786,020  0.85% to 1.25%      0.00%          34.71% to 35.25%
  2003          458,325             9.21 to 13.18             6,037,265  0.85% to 1.25%      0.00%        -20.75% to -20.45%
  2002          459,017            11.57 to 16.63             7,626,802  0.85% to 1.25%      0.00%          14.49% to 14.96%

SunAmerica Balanced Portfolio (Class 1)
  2005        3,519,306             8.49 to 14.67 (7)        48,101,607  0.85% to 1.25%      1.56%            3.02% to 3.44% (8)
  2004        4,282,718             8.21 to 14.24 (7)        57,607,133  0.85% to 1.25%      2.24%           9.90% to 10.35%
  2003        4,597,911             6.43 to 12.96            56,393,035  0.85% to 1.25%      3.07%          -9.38% to -9.02%
  2002        5,247,157             7.06 to 14.30            71,012,625  0.85% to 1.25%      2.20%        -12.80% to -12.45%

Technology Portfolio (Class 1)
  2005          140,711              2.04 to 2.06               289,994  0.85% to 1.10%      0.00%          -5.35% to -5.11%
  2004          121,974              2.16 to 2.17               264,982  0.85% to 1.10%      0.00%          19.47% to 19.77%
  2003           66,761              1.81 to 1.82               121,123  0.85% to 1.10%      0.00%        -27.75% to -27.59%
  2002           49,194              2.50 to 2.51               123,314  0.85% to 1.10%      0.00%        -42.89% to -42.70%

Telecom Utility Portfolio (Class 1)
  2005          320,859             8.08 to 11.75 (7)         3,606,091  0.85% to 1.25%      4.90%          15.64% to 16.47% (8)
  2004          375,895             7.37 to 10.16 (7)         3,674,204  0.85% to 1.25%      6.05%          14.63% to 15.08% (8)
  2003          423,820              6.02 to 8.86             3,570,779  0.85% to 1.25%     10.91%        -17.74% to -17.41%
  2002          501,860             7.31 to 10.77             5,128,284  0.85% to 1.25%      3.44%        -21.36% to -20.48%

Worldwide High Income Portfolio (Class 1)
  2005          353,167            12.57 to 18.74 (7)         5,019,174  0.85% to 1.25%      6.07%            8.28% to 8.72%
  2004          260,053            11.56 to 17.30 (7)         3,688,752  0.85% to 1.25%      7.56%           9.98% to 10.43%
  2003          185,292            10.42 to 15.73             2,548,697  0.85% to 1.25%     13.83%            7.13% to 7.56%
  2002          166,212             9.71 to 14.68             2,214,342  0.85% to 1.25%     13.23%           -0.40% to 0.00%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    UNIT VALUES (Continued)

                                    At April 30                                      For the Year Ended April 30
            -----------------------------------------------------------  --------------------------------------------------
                                   Unit Fair Value                       Expense Ratio    Investment       Total Return
                                      Lowest to              Net Assets      Lowest         Income           Lowest to
  Year       Units                 Highest ($) (6)              ($)      to Highest (1)    Ratio (2)        Highest (3)
-----------------------            ---------------          -----------  --------------   ----------    -------------------
Comstock Portfolio (Class II)

 2005        10,329,777            11.89 to 12.00           123,820,013  0.85% to 1.10%      1.21%          10.80% to 11.08%
 2004         4,972,603            10.73 to 10.80            53,666,882  0.85% to 1.10%      1.13%          28.12% to 28.44%
 2003         1,877,262              8.38 to 8.41            15,778,868  0.85% to 1.10%      1.27%        -16.36% to -16.15%
 2002           489,178            10.02 to 10.03             4,904,860  0.85% to 1.10%      0.66%        0.17% (4) to 0.27% (4)

Emerging Growth Portfolio (Class II)

 2005           820,359              8.56 to 8.60             7,054,221  0.85% to 1.10%      0.01%            0.80% to 1.05%
 2004           644,101              8.49 to 8.51             5,481,963  0.85% to 1.10%      0.00%          15.82% to 16.11%
 2003           261,331                      7.33             1,916,147  0.85% to 1.10%      0.00%        -22.60% to -22.40%
 2002            65,032              9.45 to 9.47               614,792  0.85% to 1.10%      0.07%      -5.51% (4) to -5.29% (4)

Growth and Income Portfolio (Class II)

 2005         7,005,529            12.49 to 12.62            88,359,318  0.85% to 1.10%      1.12%          11.56% to 11.84%
 2004         3,280,374            11.20 to 11.29            36,998,962  0.85% to 1.10%      1.11%          24.39% to 24.70%
 2003         1,101,314              9.00 to 9.05             9,962,263  0.85% to 1.10%      1.13%        -16.45% to -16.24%
 2002           208,564            10.78 to 10.81             2,253,232  0.85% to 1.10%      1.03%        7.76% (4) to 8.07% (4)

Growth and Income Portfolio (Class VC)

 2005         8,950,812            11.29 to 11.37           101,751,623  0.85% to 1.10%      0.90%            6.50% to 6.76%
 2004         4,562,992            10.60 to 10.65            48,589,564  0.85% to 1.10%      0.65%          24.13% to 24.44%
 2003         1,144,287              8.54 to 8.56             9,794,470  0.85% to 1.10%      0.67%        -14.60% to -14.39%
 2002                --                        --                    --             --         --                        --

Mid-Cap Value Portfolio (Class VC)

 2005         5,757,573            12.24 to 12.33            70,971,529  0.85% to 1.10%      0.31%          10.71% to 10.99%
 2004         2,598,873            11.06 to 11.11            28,866,718  0.85% to 1.10%      0.50%          32.32% to 32.65%
 2003           667,309              8.36 to 8.38             5,589,117  0.85% to 1.10%      0.65%        -16.42% to -16.22%
 2002                --                        --                    --             --         --                        --

Asset Allocation Fund (Class 2)

 2005        10,281,648            13.11 to 13.18           135,479,401  0.85% to 1.10%      1.95%            5.72% to 5.99%
 2004         4,799,401            12.40 to 12.44            59,677,489  0.85% to 1.10%      2.07%          15.28% to 15.56%
 2003           853,127            10.75 to 10.76             9,181,839  0.85% to 1.10%      1.53%        7.55% (5) to 7.63% (5)
 2002                --                        --                    --             --         --                        --

Global Growth Fund (Class 2)

 2005         4,950,458            15.80 to 15.89            78,648,361  0.85% to 1.10%      0.26%            6.89% to 7.16%
 2004         1,806,379            14.78 to 14.83            26,782,854  0.85% to 1.10%      0.11%          31.24% to 31.56%
 2003           180,601            11.26 to 11.27             2,036,008  0.85% to 1.10%      0.00%      12.64% (5) to 12.74% (5)
 2002                --                        --                    --             --         --                        --

Growth Fund (Class 2)

 2005         7,551,610            15.74 to 15.84           119,536,271  0.85% to 1.10%      0.17%            5.31% to 5.57%
 2004         3,515,459            14.95 to 15.00            52,716,825  0.85% to 1.10%      0.10%          27.20% to 27.51%
 2003           503,213            11.75 to 11.77             5,920,073  0.85% to 1.10%      0.02%      17.53% (5) to 17.66% (5)
 2002                --                        --                    --             --         --                        --

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.    UNIT VALUES (Continued)

                                    At April 30                                      For the Year Ended April 30
            -----------------------------------------------------------  --------------------------------------------------
                                   Unit Fair Value                       Expense Ratio    Investment       Total Return
                                      Lowest to              Net Assets      Lowest         Income           Lowest to
  Year       Units                 Highest ($) (6)              ($)      to Highest (1)    Ratio (2)        Highest (3)
-----------------------            ---------------          -----------  --------------   ----------    -------------------
Growth - Income Fund (Class 2)
 2005        14,472,601            14.83 to 14.93           215,972,523  0.85% to 1.10%      0.88%            3.51% to 3.77%
 2004         6,825,246            14.32 to 14.39            98,164,575  0.85% to 1.10%      0.87%          26.01% to 26.33%
 2003         1,076,060            11.37 to 11.39            12,254,361  0.85% to 1.10%      0.65%      13.68% (5) to 13.90% (5)
 2002                --                       --                     --             --         --                        --

(1) These amounts represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolios have been excluded. For additional information on charges and deductions, see footnote 3.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the variable account invests.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. In 2004, the Separate Account adopted SOP 03-5, Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies (the "SOP"). In accordance with the SOP, the total return range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract total returns are not within the range presented due to a variable account being added to a product during the year. Prior to 2004, the total return range of minimum and maximum values was calculated independently of the product groupings that produced the lowest and highest expense ratio.

(4)   For the period from October 15, 2001 (inception) to April 30, 2002.

(5)   For the period from September 30, 2002 (inception) to April 30, 2003.

(6) In 2004, in accordance with the SOP, the unit fair value range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract unit values are not within the range presented due to differences in the unit fair value at the products launch date and other market conditions. Prior to 2004, the unit fair value range of minimum and maximum values was calculated independently of the product grouping that produced the lowest and highest expense ratio.

(7) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

(8) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

(9)   For the period from October 4, 2004 (inception) to April 30, 2005.

                           PART C -- OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

(a) Financial Statements


        The following financial statements are incorporated by reference and included, respectively, in Part B of the Registration Statement:



        Consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004 are incorporated by reference to Form N-4, Post-Effective Amendment Nos. 14 under the Securities Act of 1933 and Amendment No. 15 under the Investment Company Act of 1940, file Nos. 333-63511 and 811-09003, filed April 28, 2005, Accession No.
        0000950129-05-004268.




        Financial statements of Variable Annuity Account Seven at April 30, 2005, and for each of the two years in the period ended April 30, 2005.


(b) Exhibits


(1)     Resolutions Establishing Separate Account ............... **
(2)     Custody Agreements ...................................... Not applicable
(3)     (a) Form of Distribution Contract ....................... ***
        (b) Form of Selling Agreement ........................... ***
(4)     (a) Variable Annuity Contract ........................... ***
        (b) Endorsement ......................................... ***
        (c) Tax Sheltered Annuity (403(b)) Endorsement .......... ***
(5)     (a) Application for Contract ............................ ***
(6)     Depositor -- Corporate Documents
        (a) Articles of Incorporation ........................... *
        (b) Amendment to Articles of Incorporation .............. *****
        (c) By-Laws ............................................. *
(7)     Reinsurance Contract .................................... Not Applicable
(8)     Form of Fund Participation Agreements
        (b) Anchor Series Trust Form of Fund
            Participation Agreement ............................. ***
        (d) SunAmerica Series Trust Form of Fund
            Participation Agreement ............................. ***
(9)     Opinion of Counsel ...................................... ***
        Consent of Counsel ...................................... ***
(10)    Consent of Independent Registered Public
        Accounting Firm ......................................... Filed Herewith
(11)    Financial Statements Omitted from Item 23 ............... Not Applicable
(12)    Initial Capitalization Agreement ........................ Not Applicable
(13)    Other
        (a) Diagram and Listing of All Persons Directly or
            Indirectly Controlled By or Under Common Control with
            AIG SunAmerica, the Depositor of Registrant.......... ++
        (b) Power of Attorney
            (1) August 2000...................................... ****
            (2) April 2004....................................... +
        (c) Guarantee Agreement of American Home
            Assurance Company.................................... Filed Herewith
        (d) Support Agreement by American International
            Group, Inc........................................... Filed Herewith
-----------------------
*       Incorporated by reference to Post-Effective Amendment Nos. 8 and 9 to
        File Nos. 333-63511 and 811-09003, April 11, 2002, Accession No.
        0000950148-02-000967.
**      Incorporated by reference to Initial Registration to File Nos. 333-63511 and 811-09003, September 16, 1998, Accession No. 0000950148-98-002194.
***     Incorporated by reference to Pre-Effective Amendment Nos. 2 and 3 to
        File Nos. 333-63511 and 811-09003, December 7, 1998, Accession No.
        0000950148-98-002682.
****    Incorporated by reference to Post-Effective Amendment Nos. 8 and 9 to
        File Nos. 333-63511 and 811-09003, August 29, 2000, Accession No.
        0000950148-00-001909.
*****   Incorporated by reference to Post-Effective Amendment Nos. 10 and 11 to
        File Nos. 333-63511 and 811-09003, May 1, 2003, Accession No.
        0000950148-03-000788.
+       Incorporated by reference to Post-Effective Amendment Nos. 12 and 13 to
        File Nos. 333-63511 and 811-09003, May 3, 2004, Accession No.
        0000950148-04-000799.
++      Incorporated by reference to Post-Effective Amendment Nos. 14 and 15 to this Registration Statement, File Nos. 333-63511 and 811-09003,
        April 28, 2005, Accession No. 0000950129-05-004268.

Item 25. Directors and Officers of the Depositor

The officers and directors of AIG SunAmerica Life Assurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                         POSITION
----------------------------------------------------------------------------------------
Jay S. Wintrob               Director, Chief Executive Officer
Jana W. Greer*               Director and President
James R. Belardi             Director and Senior Vice President
Marc H. Gamsin               Director and Senior Vice President
N. Scott Gillis*             Director, Senior Vice President and Chief Financial Officer
Gregory M. Outcalt           Senior Vice President
Edwin R. Raquel*             Senior Vice President and Chief Actuary
Christine A. Nixon           Senior Vice President and Secretary
Stewart R. Polakov*          Senior Vice President and Controller
Michael J. Akers**           Senior Vice President
Mallary L. Reznik            Vice President
Edward T. Texeria*           Vice President
Stephen Stone*               Vice President
Virginia N. Puzon            Assistant Secretary

----------
*    21650 Oxnard Street, Woodland Hills, CA 91367
**   2919 Allen Parkway, Houston, TX 77019

Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant


The Registrant is a separate account of AIG SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organization chart for AIG can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-05-006884, filed May 31, 2005.


Item 27. Number of Contract Owners


As of June 30, 2005, the number of Polaris Plus contracts funded by Variable Annuity Account Seven was 21,150 of which 21,149 were qualified contracts and 1 were non-qualified contracts.


Item 28. Indemnification


Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent permitted by law, including the advance of expenses under the procedures and to the full extent permitted by law. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws.


Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SUNAMERICA CAPITAL SERVICES, INC. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or (2) Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

Item 29. Principal Underwriter

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

        AIG SunAmerica Life Assurance Company - Variable Separate Account
        AIG SunAmerica Life Assurance Company - Variable Annuity Account One AIG SunAmerica Life Assurance Company - Variable Annuity Account Two AIG SunAmerica Life Assurance Company - Variable Annuity Account Four AIG SunAmerica Life Assurance Company - Variable Annuity Account Five

        AIG SunAmerica Life Assurance Company - Variable Annuity Account Seven AIG SunAmerica Life Assurance Company - Variable Annuity Account Nine First SunAmerica Life Insurance Company - FS Variable Separate Account First SunAmerica Life Insurance Company - FS Variable Annuity Account
          One
        First SunAmerica Life Insurance Company - FS Variable Annuity Account
          Two
        First SunAmerica Life Insurance Company - FS Variable Annuity Account
          Five
        First SunAmerica Life Insurance Company - FS Variable Annuity Account
          Nine
        Presidential Life Insurance Company - Variable Account One
        Anchor Series Trust
        Seasons Series Trust
        SunAmerica Series Trust
        SunAmerica Equity Funds issued by AIG SunAmerica Asset Management Corp.
          (AIG SAAMCo)
        SunAmerica Income Funds issued by AIG SAAMCo
        SunAmerica Money Market Funds, Inc. issued by AIG SAAMCo
        SunAmerica Senior Floating Rate Fund, issued by AIG SAAMCo
        SunAmerica Strategic Investment Series, Inc. issued by AIG SAAMCo SunAmerica Style Select Series, Inc. issued by AIG SAAMCo
        VALIC Company I and
        VALIC Company II

(b) Directors, Officers and principal place of business:

   Officer/Directors*           Position
   -----------------------------------------------------------------------------
   Peter A. Harbeck             Director
   J. Steven Neamtz             Director, President & Chief Executive Officer
   Debbie Potash-Turner         Senior Vice President, Chief Financial Officer &
                                  Controller
   John T. Genoy                Vice President
   James Nichols                Vice President
   Thomas Lynch                 Chief Compliance Officer
   Christine A. Nixon**         Secretary
   Virginia N. Puzon**          Assistant Secretary

* Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

(c) Not Applicable.

Item 30. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Depositor represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment Nos. 15 and 16; File Nos. 333-63511 and 811-09003, to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 29th day of August, 2005.


                                     VARIABLE ANNUITY ACCOUNT SEVEN
                                     (Registrant)

                                     By: AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                     By:    /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         Jay S. Wintrob, Chief Executive Officer

                                     By: AIG SUNAMERICA LIFE ASSURANCE COMPANY
                                     (Depositor)

                                     By:    /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         Jay S. Wintrob, Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                                     TITLE                            DATE
---------                                     -----                            ----
JAY S. WINTROB*                      Chief Executive Officer,             August 29, 2005
---------------------------------           & Director
Jay S. Wintrob                    (Principal Executive Officer)

JAMES R. BELARDI*                            Director                     August 29, 2005
---------------------------------
James R. Belardi

MARC H. GAMSIN*                              Director                     August 29, 2005
---------------------------------
Marc H. Gamsin

N. SCOTT GILLIS*                      Senior Vice President,              August 29, 2005
---------------------------------    Chief Financial Officer &
N. Scott Gillis                              Director
                                  (Principal Financial Officer)


JANA W. GREER*                               Director                     August 29, 2005
---------------------------------
Jana W. Greer

STEWART R. POLAKOV*                   Senior Vice President               August 29, 2005
---------------------------------          & Controller
Stewart R. Polakov                (Principal Accounting Officer)

* By: /s/ MALLARY L. REZNIK                                               August 29, 2005
     ----------------------------
       Mallary L. Reznik
       Attorney-In-Fact

                                  EXHIBIT INDEX




EXHIBIT NO.     DESCRIPTION
----------      -----------
(10)            Consent of Independent Registered Public Accounting Firm

(13)(c)         Guarantee Agreement of American Home Assurance Company

(13)(d)         Support Agreement of American International Group, Inc.